UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2011- November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

www.guggenheimfunds.com

... your road to the LATEST,

most up-to-date INFORMATION

Contents

Dear Shareholder	3

Economic and Market Overview	5

Management Discussion of Fund Performance	7

Fund Summary & Performance	25

Overview of Fund Expenses	50

Portfolio of Investments	52

Statement of Assets and Liabilities	114

Statement of Operations	116

Statement of Changes in Net Assets	118

Financial Highlights	124

Notes to Financial Statements	138

Supplemental Information	146

Considerations Regarding Annual Review of the Investment Advisory Agreements and Investment Sub-Advisory Agreement	148

Board Considerations Regarding Approval of Advisory Agreement	150

Trust Information	151

About the Trust Adviser	Back Cover

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, Inc. is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Semiannual Report | November 30, 2011

Dear Shareholder |

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for 14 of our exchange-traded funds (“ETFs” or “Funds”), including four new Funds introduced during 2011. The four new Funds are high yield bond funds in the Guggenheim BulletShares® ETFs series of defined maturity ETFs, which are fixed income funds that feature pre-defined maturity dates.

The Investment Adviser is now a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm. In September 2011, Guggenheim announced plans to combine its asset management capabilities under a single brand, Guggenheim Investments. This change marks an alignment of several complementary acquisitions into Guggenheim’s existing investment management business. Guggenheim Investments offers clients investment competencies across all major asset classes, including fixed income, equities and alternatives.

This report covers performance of the following 14 Funds for the semiannual fiscal period ended November 30, 2011, with the name of each Fund followed by its NYSE Arca ticker symbol:

-	Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB)

-	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)

-	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)

-	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)

-	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)

-	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)

-	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)

-	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC)

-	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)

-	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)

-	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)

-	Guggenheim Enhanced Core Bond ETF (GIY)

-	Guggenheim Enhanced Short Duration Bond ETF, known prior to December 5, 2011, as the Guggenheim Enhanced Ultra-Short Bond ETF (GSY)

-	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

Guggenheim Funds Distributors, Inc., the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer 44 ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

Semiannual Report | November 30, 2011 | 3

Dear Shareholder continued

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 7.

Sincerely,

Kevin M. Robinson
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

December 30, 2011

4 | Semiannual Report | November 30, 2011

Economic and Market Overview |

The economy and securities markets, both in the U.S. and around the world, were affected by uncertainty on many fronts during the six-month period ended November 30, 2011. Most high quality fixed income securities provided positive returns, while returns from equities and riskier bonds were generally negative.

In the U.S., economic fundamentals are healthier than the market’s weakness and extreme volatility imply, and concerns about renewed recession seem to have abated. There have been enough signs of momentum in aggregate demand and improvement in labor market activity to suggest that growth has firmed during 2011 following a period of extended weakness. The index of leading economic indicators published by the Conference Board, an independent business research association, suggests moderate expansion in economic activity in the months ahead. No recession has ever occurred without at least four consecutive negative months of trends in leading economic indicators, nor has a recession ever been preceded by accommodative actions on the part of the Federal Reserve, which has been aggressively accommodative and has pledged to remain so.

In late November, the Department of Commerce reported real growth in gross domestic product (GDP) at an annual rate of 2.0% for the third quarter of 2011, up from 1.3% in the second quarter of the year. The announcement included a statement that growth for the quarter reflected contributions from personal consumption expenditures, nonresidential fixed investment, exports, and federal government spending, partly offset by weakness in private inventory investment and state and local government spending.

While economic fundamentals have generally improved, the securities markets have exhibited considerable turmoil and volatility, driven largely by concerns about sovereign debt in several European nations, which European central bankers and governments are attempting to address. The troubles in Europe and uncertainty about sustainability of economic growth in Asia are driving investors toward dollar-denominated assets. In late summer, rates on U.S. Treasury bonds plunged to nearly unprecedented levels, as investors sought safety.

For the six-month period ended November 30, 2011, the Standard & Poor’s 500 Index (the “S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned -6.25%, with pronounced weakness during the summer followed by some improvement near the end of the period. Most foreign markets were much weaker: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned -16.56%. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was -19.40%.

In the bond market, higher quality issues performed better than lower-rated bonds, as investors sought to avoid risk. The return of the Barclays Capital U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, returned 3.54% for the period, while return of the Barclays Capital U.S. Corporate High Yield Index was -3.53%. Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays Capital 1–3 Month U.S. Treasury Bill Index was 0.02% for the same period.

Semiannual Report | November 30, 2011 | 5

Economic and Market Overview continued

Index Definitions

All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is generally considered a representation of U.S. stock market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index designed to reflect the movements of stock markets in developed countries of Europe and the Pacific Basin. The index is calculated in U.S. dollars and is constructed to represent about 60% of market capitalization in each country.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets throughout the world.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities.

The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays Capital U.S. Treasury Bill 1-3 Months Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Barclays Capital U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 3 to 5 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. 5-7 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 5 to 7 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years, are rated investment grade, and have $250 million or more of outstanding face value.

Industry Sectors

Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

6 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance |

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2011 Corporate Bond ETF, NYSE Arca ticker: BSCB (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2011 Index (the “2011 Index”). Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 30, 2011.

The 2011 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2011. The 2011 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2011. The Fund had a designated year of maturity of 2011. Its final trading day was December 29, 2011. In connection with the Fund’s termination, on December 30, 2011, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $20.1199, of which $20.1175 was return of investment, $0.0001 was long-term capital gain, $0.0003 was short-term capital gain, and $0.0020 was ordinary income. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in corporate bonds. During 2011, as the bonds in the 2011 Index were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, used quantitative analysis to select securities from the 2011 Index universe to obtain a representative sample of securities that resembled the 2011 Index in terms of key risk factors, performance attributes and other characteristics. These included maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.34%, which included a decrease in market price over the period to $20.07 as of November 30, 2011, from $20.16 on May 31, 2011. On an NAV basis, the Fund generated a total return of 0.06%, which included a decrease in NAV over the period to $20.12 as of November 30, 2011, from $20.13 on May 31, 2011.

At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2011 Index returned 0.23%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned -0.17% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.006
July	$0.005
August	$0.004
September	$0.004
October	$0.002
November	$0.001

Performance Attribution

For the six-month period ended November 30, 2011, the diversified financial services sector contributed most significantly to the Fund’s return; the aerospace/defense sector and the U.S. Treasury securities held in the portfolio (more than 90% of the portfolio at period end) contributed least. Positions that contributed most significantly to the Fund’s return included 6.125% coupon bonds issued by Credit Suisse USA, Inc., an affiliate of Credit Suisse Group AG, an international financial services firm based in Switzerland; 6.375% coupon bonds issued by HSBC Finance Corp., a consumer lending firm that is an affiliate of HSBC Holdings PLC, a global banking and financial services company; and 5.0% coupon bonds issued by GE Capital Corp., an affiliate of General Electric Company, a diversified technology, media and financial services company. Positions that detracted from the Fund’s return included 7.875% coupon bonds issued by Qwest Corp., a provider of internet and telecommunication services; 5.72% coupon bonds issued by GE Capital Corp.; and 1.8% coupon bonds issued by General Dynamics Corporation, which provides products and services in business aviation; combat vehicles, weapons systems and munitions; military and commercial shipbuilding; and communications and information technology. None of the securities mentioned as contributors to and detractors from performance was held in the portfolio at period end.

Semiannual Report | November 30, 2011 | 7

Management Discussion of Fund Performance continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2012 Corporate Bond ETF, NYSE Arca ticker: BSCC (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2012 Index (the “2012 Index”).

The 2012 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2012. The 2012 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2012. The Fund has a designated year of maturity of 2012 and will terminate on or about December 31, 2012. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2012 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2012 Index universe to obtain a representative sample of securities that resemble the 2012 Index in terms of key risk factors, performance attributes and other characteristics. These key risk factors include maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.36%, which included a decrease in market price over the period to $20.50 as of November 30, 2011, from $20.67 on May 31, 2011. On an NAV basis, the Fund generated a total return of -0.16%, which included a decrease in NAV over the period to $20.42 as of November 30, 2011, from $20.55 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2012 Index returned 0.02%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned -0.17% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.017
July	$0.016
August	$0.015
September	$0.017
October	$0.015
November	$0.016

Performance Attribution

For the six-month period ended November 30, 2011, the telecommunications sector contributed most significantly to the Fund’s return, followed by the electric and media sectors. The banks sector detracted most from return, followed by the diversified financial services sector. Positions that contributed most significantly to return included 5.25% coupon bonds issued by General Electric Capital Corp., an affiliate of General Electric Company, a diversified technology, media and financial services company; 5.25% coupon bonds issued by Wells Fargo & Company, a diversified financial services company; and 8.375% coupon bonds issued by Freeport-McMoRan Copper & Gold, Inc., a copper, gold and molybdenum mining company (2.6%, 1.9% and 1.7%, respectively, of the Fund’s corporate bonds at period end). Positions that detracted most significantly from return included 6.05% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corporation, a large U.S.-based bank holding company; 5.8% coupon bonds issued by Countrywide Financial Corp., a mortgage company that is an affiliate of Bank of America Corporation; and 6.375% coupon bonds issued by HSBC Finance Corp., a consumer lending firm that is an affiliate of HSBC Holdings PLC, a global banking and financial services company (1.5%, 1.1% and 1.2%, respectively, of the Fund’s corporate bonds at period end).

8 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2013 Corporate Bond ETF, NYSE Arca ticker: BSCD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2013 Index (the “2013 Index”).

The 2013 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2013. The 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resemble the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.11%, which included a decrease in market price over the period to $20.79 as of November 30, 2011, from $20.96 on May 31, 2011. On an NAV basis, the Fund generated a total return of -0.45%, which included a decrease in NAV over the period to $20.61 as of November 30, 2011, from $20.85 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2013 Index returned -0.39%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned -0.17% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.025
July	$0.023
August	$0.023
September	$0.025
October	$0.025
November	$0.026

Performance Attribution

For the six-month period ended November 30, 2011, the lodging sector contributed most significantly to the Fund’s return; the banks sector detracted most. Positions that contributed most significantly to the Fund’s return included 7.875% coupon bonds issued by Wynn Las Vegas LLC, an affiliate of Wynn Resorts, Ltd., a developer, owner and operator of destination casino resorts; 5.25% coupon bonds issued by BP Capital Markets PLC, a financial subsidiary of BP PLC, an international oil and gas company; and 1.875% coupon bonds issued by General Electric Capital Corp., an affiliate of General Electric Co., a diversified technology, media and financial services company (0.6%, 1.5% and 1.3%, respectively, of corporate bonds at period end). Positions that detracted most significantly from the Fund’s return included 5.25% coupon bonds issued by Telecom Italia Capital SA, an affiliate of Telecom Italia S.p.A., a provider of telecommunications services in Italy; 5.30% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; and 5.45% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company (0.6%, 1.1% and 0.9%, respectively, of corporate bonds at period end).

Semiannual Report | November 30, 2011 | 9

Management Discussion of Fund Performance continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.49%, which included a decrease in market price over the period to $20.90 as of November 30, 2011, from $21.21 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.01%, which included a decrease in NAV over the period to $20.69 as of November 30, 2011, from $21.11 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2014 Index returned -0.66% and the Barclays Capital U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned -0.41% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.036
July	$0.037
August	$0.032
September	$0.036
October	$0.032
November	$0.035

Performance Attribution

For the six-month period ended November 30, 2011, the oil & gas and pharmaceuticals sectors contributed most significantly to the Fund’s return; the banks sector detracted most from the Fund’s return. Positions that contributed most significantly to return included 5.1% coupon bonds issued by AT&T, Inc., a provider of telecommunications services in the United States and worldwide; 5.375% coupon bonds issued by Anheuser-Busch InBev Worldwide, Inc., an international brewing company with approximately 200 beer brands; and 4.0% coupon bonds issued by Shell International Finance BV, an affiliate of Royal Dutch Shell PLC, an international oil and gas company based in the Netherlands (0.9%, 0.8% and 1.0%, respectively, of the Fund’s corporate bonds at period end). Positions that detracted most significantly from return included 7.375% bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 4.75% and 6.0% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.2%, 1.3% and 1.2%, respectively, of the Fund’s corporate bonds at period end).

10 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in component securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. The key risk factors include maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.84%, which included a decrease in market price over the period to $20.94 as of November 30, 2011, from $21.37 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.13%, which included a decrease in NAV over the period to $20.74 as of November 30, 2011, from $21.23 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2015 Index returned -1.15% and the Barclays Capital U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned -0.41% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.046
July	$0.039
August	$0.042
September	$0.043
October	$0.038
November	$0.045

Performance Attribution

For the six-month period ended November 30, 2011, the oil & gas and pharmaceuticals sectors contributed most significantly to the Fund’s return; the banks sector detracted most, followed by the diversified financial services sector. Positions that contributed most significantly to the Fund’s return included 5.35% coupon bonds issued by Pfizer, Inc., a global biopharmaceutical company; 4.5% coupon bonds issued by retailer Wal-Mart Stores, Inc.; and 3.125% coupon bonds issued by BP Capital Markets PLC, a financial subsidiary of BP PLC, an international oil and gas company (1.3%, 0.7% and 0.8%, respectively, of the Fund’s corporate bonds at period end). Positions that detracted most from return included 6.0% and 5.375% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York, and 4.5% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.4%, 1.3% and 1.0%, respectively, of the Fund’s corporate bonds at period end).

Semiannual Report | November 30, 2011 | 11

Management Discussion of Fund Performance continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions forany liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.71%, which included a decrease in market price over the period to $21.03 as of November 30, 2011, from $21.48 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.09%, which included a decrease in NAV over the period to $20.85 as of November 30, 2011, from $21.38 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2016 Index returned -0.50%, and the Barclays Capital U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2016 Index, returned -0.22% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.057
July	$0.051
August	$0.050
September	$0.054
October	$0.041
November	$0.047

Performance Attribution

For the six-month period ended November 30, 2011, the pharmaceuticals sector contributed most significantly to the Fund’s return, followed by the retail sector; the banks sector detracted most, followed by the diversified financial services sector. Positions that contributed most significantly to the Fund’s return included 5.4% coupon bonds issued by Home Depot, Inc., a home improvement retailer; 5.5% coupon bonds issued by Cisco Systems, Inc., which designs, manufactures, and sells networking and other products related to the communications and information technology industries; and 5.875% coupon bonds issued by Abbott Laboratories, which manufactures and sells a diversified line of healthcare products (2.0%, 1.9% and 1.8%, respectively, of the Fund’s corporate bonds at period end). Positions that detracted most significantly from the Fund’s return included 6.5% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 6.05% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corporation; and 3.625% coupon bonds issued by coupon bonds issued by The Goldman Sachs Group, Inc., a bank and financial holding company (1.5%, 1.1% and 2.2%, respectively, of the Fund’s corporate bonds at period end).

12 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.67%, which included a decrease in market price over the period to $21.11 as of November 30, 2011, from $21.62 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.42%, which included a decrease in NAV over the period to $20.92 as of November 30, 2011, from $21.59 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2017 Index returned -1.21%, and the Barclays Capital U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2017 Index, returned -0.22% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.068
July	$0.063
August	$0.061
September	$0.060
October	$0.056
November	$0.061

Performance Attribution

For the six-month period ended November 30, 2011, the pharmaceuticals, oil & gas and retail sectors contributed most significantly to the Fund’s return; the banks sector detracted most, followed by the diversified financial services sector. Positions that contributed most to return included 5.7% coupon bonds issued by International Business Machines Corporation, an information technology company; 5.9% coupon bonds issued by AstraZeneca PLC, a global biopharmaceutical company; and 5.75% coupon bonds issued by CVS Caremark Corp., a pharmacy healthcare provider (2.2%, 1.5% and 1.8%, respectively, of the Fund’s corporate bonds at period end). Positions that detracted most from return included 5.75% and 6.0% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 6.4% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corporation (1.9%, 1.1% and 1.5%, respectively, of the Fund’s corporate bonds at period end).

Semiannual Report | November 30, 2011 | 13

Management Discussion of Fund Performance continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJC (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2012 Index (the “High Yield 2012 Index”).

The High Yield 2012 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2012. High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2012 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2012. The Fund has a designated year of maturity of 2012 and will terminate on or about December 31, 2012. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2012 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2012 Index universe to obtain a representative sample of securities that resemble the High Yield 2012 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, duration and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of 0.41%, which included a decrease in market price over the period to $25.35 as of November 30, 2011, from $25.63 on May 31, 2011. On an NAV basis, the Fund generated a total return of 0.22%, which included a decrease in NAV over the period to $25.14 as of November 30, 2011, from $25.47 on May 31, 2011.

At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2012 Index returned -0.63%, and the Barclays Capital U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -3.53% for the six-month period ended November 30, 2011. While the High Yield 2012 Index includes only bonds with effective maturities in the year 2012, the Barclays Capital U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.069
July	$0.064
August	$0.057
September	$0.068
October	$0.060
November	$0.065

Performance Attribution

For the six-month period ended November 30, 2011, the media and health care services sectors contributed most significantly to the Fund’s return; the airlines sector detracted most, followed by the biotechnology sector. Positions that contributed most to the Fund’s return included 13.5% coupon bonds issued by CCH II, LLC, an affiliate of Charter Communications, Inc., a provider of cable services in the United States; 10.625% coupon bonds issued by ACCO Brands Corp., which manufactures and markets office products; and 7.5% coupon bonds issued by Ford Motor Credit Co., LLC, an affiliate of the Ford Motor Company, the second largest U.S. automobile manufacturer (4.3%, 2.1% and 6.4%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included 9.25% coupon bonds issued by Air Canada, a Canada-based domestic and international airline (1.4%, of the Fund’s long-term investments at period end); 5.375% coupon bonds issued by Springleaf Finance Corp., which originates and services real estate mortgages and offers loans for automobiles and other goods (1.0%, of the Fund’s long-term investments at period end); and 7.75% coupon bonds issued by Talecris Biotherapeutics Holdings Corp., a U.S.-based provider of healthcare products that has been acquired by Grifols, a global health care company based in Spain (not held in the Fund’s portfolio at period end).

14 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2013 Index (the “High Yield 2013 Index”).

The High Yield 2013 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2013. High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser, uses quantitative analysis to select securities from the High Yield 2013 Index universe to obtain a representative sample of securities that resemble the High Yield 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, duration and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -1.13%, which included a decrease in market price over the period to $25.00 as of November 30, 2011, from $25.82 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.29%, which included a decrease in NAV over the period to $24.85 as of November 30, 2011, from $25.71 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2013 Index returned -2.00%, and the Barclays Capital U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -3.53% for the six-month period ended November 30, 2011. While the High Yield 2013 Index includes only bonds with effective maturities in the year 2013, the Barclays Capital U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.085
July	$0.077
August	$0.104
September	$0.084
October	$0.087
November	$0.091

Performance Attribution

For the six-month period ended November 30, 2011, the chemicals and coal sectors contributed most significantly to the Fund’s return; the telecommunications sector detracted most, followed by the diversified financial services sector. Positions that contributed most significantly to return included 11.00% coupon bonds issued by Lyondell Chemical Co., which is now a wholly owned subsidiary of LyondellBasell Industries NV, a Dutch chemical company; 8.75% coupon bonds issued by Arch Coal, Inc., a coal producing company; and 10.00% coupon bonds issued by Plains Exploration & Production Co., an independent oil and gas company engaged in the upstream oil and gas business (3.8%, 1.8% and 1.0%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included 11.75% coupon bonds issued by Wind Acquisition Finance SA, a Luxembourg-based affiliate of Wind Telecomunicazioni SpA, which provides mobile telephone and telecommunications services in Italy; 12.25% coupon bonds issued by Wind Acquisition Holdings Finance SA, an affiliate of Wind Acquisition Finance SA; and 11.25% coupon bonds issued by Caesars Entertainment Operating Co., Inc. an affiliate of casino operator Caesars Entertainment Corp. (3.1%, 0.9% and 4.4%, respectively, of the Fund’s long-term investments at period end).

Semiannual Report | November 30, 2011 | 15

Management Discussion of Fund Performance continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2014 Index (the “High Yield 2014 Index”).

The High Yield 2014 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2014. High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2014 Index universe to obtain a representative sample of securities that resemble the High Yield 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, duration and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.72%, which included a decrease in market price over the period to $25.01 as of November 30, 2011, from $25.83 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.09%, which included a decrease in NAV over the period to $24.81 as of November 30, 2011, from $25.72 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2014 Index returned -1.16%, and the Barclays Capital U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -3.53% for the six-month period ended November 30, 2011. While the High Yield 2014 Index includes only bonds with effective maturities in the year 2014, the Barclays Capital U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.099
July	$0.090
August	$0.107
September	$0.095
October	$0.113
November	$0.123

Performance Attribution

For the six-month period ended November 30, 2011, the lodging and commercial services sectors contributed most significantly to the Fund’s return; the health care services and leisure time sectors detracted most. Positions that contributed most significantly to the Fund’s return included 10.0% coupon bonds issued by Smith-field Foods, Inc., which produces and markets fresh and processed meat products; 10.0% coupon bonds issued by Tenet Healthcare Corp., which operates acute care hospitals and related health care facilities; and 6.75% coupon bonds issued by Boyd Gaming Corp., an operator of gaming entertainment properties (2.8%, 2.0% and 1.0%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most from the Fund’s return included 9.875% coupon bonds issued by Travelport Holdings LLC, an affiliate of Travelport Limited, a provider of travel services; 11.5% coupon bonds issued by Gentiva Health Services, Inc., which provides home health services and hospice care throughout the United States; and 10.25% coupon bonds issued by The Bon-Ton Department Stores, Inc., an affiliate of Bon-Ton Stores, Inc., a department store operator (0.4%, 0.5% and 0.4%, respectively, of the Fund’s long-term investments at period end).

16 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, duration and other financial characteristics of fixed income securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -1.38%, which included a decrease in market price over the period to $24.83 as of November 30, 2011, from $25.86 on May 31, 2011. On an NAV basis, the Fund generated a total return of -1.70%, which included a decrease in NAV over the period to $24.62 as of November 30, 2011, from $25.73 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2015 Index returned -4.19%, and the Barclays Capital U.S. High Yield Index, which measures the performance of the U.S. high yield bond market, returned -3.53% for the six-month period ended November 30, 2011. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays Capital U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

June	$0.100
July	$0.088
August	$0.114
September	$0.130
October	$0.121
November	$0.119

Performance Attribution

For the six-month period ended November 30, 2011, the health-care services, banks and retail sectors contributed most significantly to the Fund’s return; the telecommunications sector detracted most, followed by the diversified financial services sector. Positions that contributed most significantly to return included 8.875% coupon bonds issued by Community Health Systems, Inc., an operator of hospitals; 8.5% coupon bonds issued by Aramark Corp., which has food, hospitality and facility services operations; and 6.625% coupon bonds issued by MGM Resorts International, a holding company engaged in gaming, hospitality and entertainment; (3.5%, 3.0% and 1.8%, respectively, of long-term investments at period end). Positions that detracted most significantly from return included 11.875% coupon bonds issued by ATP Oil & Gas Corp., which is engaged in the acquisition, development and production of oil and natural gas properties in the Gulf of Mexico and the North Sea; 12.0% coupon bonds issued by Clearwire Communications LLC, an affiliate of Clear-wire Corp., a provider of wireless broadband services; and 9.75% coupon bonds issued by Avaya, Inc., a provider of consulting, integration, and managed services (0.5%, 2.5% and 0.8%, respectively, of long-term investments at period end).

Semiannual Report | November 30, 2011 | 17

Management Discussion of Fund Performance continued

GIY | Guggenheim Enhanced Core Bond ETF

Fund Overview

The Guggenheim Enhanced Core Bond ETF, NYSE Arca ticker: GIY (the “Fund”) seeks total return, comprised of income and capital appreciation. On June 1, 2011, the Fund transitioned to an actively managed exchange-traded fund (ETF). Prior to June 1, 2011, the Fund’s name was Claymore U.S. Capital Markets Bond ETF and the Fund sought to replicate an index called CPMKTB – The Capital Markets Bond IndexSM. The Fund’s NYSE Arca ticker symbol prior to the transition was UBD.

The Fund invests at least 80% of its net assets in fixed income securities utilizing a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays Capital U.S. Aggregate Bond Index (the “Benchmark”). The Fund’s investment strategy utilizes quantitative security selection, fundamental credit analysis and the views of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) regarding particular sectors to construct a portfolio through a process that employs a rigorous risk management framework. The Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns that may arise from the eventual correction of the relative mispricing.1 The Adviser then applies these quantitative results in constructing a portfolio that attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread (i.e. differences in yield between different debt instruments arising from differences in credit risk) risks. The Fund’s average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or equivalently rated by Standard & Poor’s Rating Group (S&P) or Fitch Investor Services (Fitch) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Adviser believes are of comparable quality. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration, the Federal Housing Administration, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of 2.74%, which included an increase in market price over the period to $54.14 as of November 30, 2011, from $53.00 on May 31, 2011. On an NAV basis, the Fund generated a total return of 2.87%, which included an increase in NAV over the period to $54.25 as of November 30, 2011, from $53.04 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For bond market comparison purposes the Barclays Capital U.S. Aggregate Bond Index returned 3.54% for the six-month period ended November 30, 2011.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

July	$0.069
August	$0.058
September	$0.058
October	$0.046
November	$0.081

__________________________
1	Mispricing means that the current price of an asset does not reflect its underlying fundamental or intrinsic value.

18 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

Performance Attribution

From June 30, 2011, when the transition to the current strategy was completed, through November 30, 2011, the U.S. Treasury securities held in the portfolio contributed most significantly to the Fund’s return; the banks and oil & gas sectors detracted most. In November 2011, the positions in intermediate-term and long-term U.S. Treasury securities were eliminated to realize the gains generated by the strong performance of these securities. (The Fund continues to hold short-term U.S. Treasury securities, which are considered cash equivalents.) Most of the proceeds were invested in residential mortgage-backed securities, which appeared to offer good value. Positions that contributed most significantly to the Fund’s return included 6.0% coupon 2026 bonds and 4.375% coupon 2040 bonds issued by the Government of the United States of America; neither of these securities was held in the Fund’s portfolio at period end. Positions that detracted most significantly from the Fund’s return included 7.3% coupon 2019 bonds issued by Morgan Stanley, a global financial services firm based in New York, and 7.63% coupon 2019 bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.1% and 0.8%, respectively, of the Fund’s long-term investments at period end).

Semiannual Report | November 30, 2011 | 19

Management Discussion of Fund Performance continued

GSY | Guggenheim Enhanced Short Duration Bond ETF

Fund Overview

The Guggenheim Enhanced Short Duration Bond ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. On June 1, 2011, the Fund transitioned to an actively managed exchange-traded fund (ETF). Prior to June 1, 2011, the Fund’s name was Claymore U.S. Capital Markets Micro-Term Fixed Income ETF and the Fund sought to replicate an index called CPMKTL – The Capital Markets Liquidity IndexSM. The Fund’s NYSE Arca ticker symbol was ULQ. Between June 1, 2011, and December 5, 2011, when the current name was adopted, the Fund was called the Guggenheim Enhanced Ultra-Short Bond ETF.

The Fund will invest at least 80% of its net assets in fixed income securities utilizing a low duration strategy to seek to outperform the Barclays Capital 1-3 Month U.S. Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the Fund holds a diversified portfolio of fixed income instruments of varying maturities, but that have an average duration of less than one year. The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (Moody’s) or equivalently rated by Standard & Poor’s Rating Group (S&P) or Fitch Investor Services (Fitch) or, if unrated, determined by the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Adviser believes are of comparable quality. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (GNMA), the Federal Housing Administration (FHA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -0.19%, which included a decrease in market price over the period to $49.60 as of November 30, 2011, from $49.79 on May 31, 2011. On an NAV basis, the Fund generated a total return of -0.15%, which included a decrease in NAV over the period to $49.66 as of November 30, 2011, from $49.83 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For short-term high quality fixed income market comparison purposes, the Barclays Capital 1-3 Month U.S. Treasury Bill Index returned 0.02% for the same period.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

July	$0.005
August	$0.018
September	$0.024
October	$0.022
November	$0.025

20 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

GSY | Guggenheim Enhanced Short Duration Bond ETF (continued)

Performance Attribution

From June 30, 2011, when the transition to the current strategy was completed, through November 30, 2011, the Fund’s emphasis was on investments in asset-backed securities, agency securities, corporate credits, and commercial paper issued primarily by industrial firms with very sound balance sheets, but slightly lower credit ratings than securities typically held by money market funds. Both the agency securities and commercial paper components of the Fund performed well, contributing to the Fund’s return, while concerns about the banking system, particularly in Europe, resulted in poor performance of securities issued by financial services firms, which tended to detract from the Fund’s overall performance.

The Fund’s managers took advantage of periods of extreme market volatility to purchase securities that were trading at prices considered to be below their intrinsic value. During the late summer, many asset classes were negatively affected when risk-averse investors sought the safety of U.S. Treasury securities, thereby creating a buying opportunity.

The average expected life of the Fund’s holdings is slightly less than one year; the average duration over the six-month period ended November 30, 2011 was .25. (Duration is a weighted average of the times that interest payments and the final return of principal are received.) Many of the securities held in the Fund, such as asset-backed securities, are issued in multiple maturity tranches with stated final maturities that are longer than would be expected in a short duration fund. However, the Fund typically invests in those tranches with expected average lives of three years or less. (A tranche is one of a number of related securities offered as part of the same transaction.)

Semiannual Report | November 30, 2011 | 21

Management Discussion of Fund Performance continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview

The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”).

The Dividend Opportunities Index consists of 100 common stocks and American depositary receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Dividend Opportunities Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Dividend Opportunities Index in proportion to their weightings in the Dividend Opportunities Index.

Fund Performance

All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2011.

On a market price basis, the Fund generated a total return of -12.71%, which included a decrease in market price over the period to $13.65 as of November 30, 2011, from $16.15 on May 31, 2011. On an NAV basis, the Fund generated a total return of -13.37%, which included a decrease in NAV over the period to $13.42 as of November 30, 2011, from $16.00 on May 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the Dividend Opportunities Index returned -13.33%, and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned -11.66% for the six-month period ended November 30, 2011.

The Fund made quarterly distributions per share of $0.2690 on June 30, 2011, and $0.1930 per share on September 30, 2011.

Performance Attribution

For the six-month period ended November 30, 2011, all sectors in which the Fund was invested had negative returns, detracting from the Fund’s return. The energy sector detracted least, followed by the technology sector. The communications sector detracted most, followed by the financials sector. Positions that contributed most significantly to the Fund’s return included Total Access Communication PCL and Advanced Info Service PCL, both of which provide of telecommunication services in Thai-land (1.5% and 1.3%, respectively, of the Fund’s long-term investments at period end); and Pembina Pipeline Corp., which owns and operates pipelines for transportation of crude oil and natural gas liquids produced in Western Canada (1.2% of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included Marine Harvest ASA, a Norwegian company that produces and sells seafood and farmed salmon products; Orient Overseas International Ltd., a Hong Kong company that provides container transport and logistics services; and Partner Communications Co. Ltd., which operates mobile telephone networks in Israel (2.1%, 2.3% and 1.2%, respectively, of the Fund’s long-term investments at period end).

22 | Semiannual Report | November 30, 2011

Management Discussion of Fund Performance continued

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Fund’s income to decline.

Mortgage-and Asset-Backed Securities Risks (GIY and GSY): MBS (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

High-Yield Securities Risk: Invests in bonds that are rated below investment grade. High yield securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: Industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Management Risk (GIY and GSY): The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GIY and GSY): Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/ or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk (excludes GIY, GSY and LVL): During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund’s having to reinvest proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Extension Risk (excludes GIY, GSY and LVL): An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Liquidity Risk (excludes GIY, GSY and LVL): If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Declining Yield Risk (excludes GIY, GSY and LVL): During the final year of the Fund’s operations, as the bonds held by the Fund mature and the Fund’s portfolio transitions to cash and cash equivalents, the Fund’s yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Fund and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GIY, GSY and LVL):The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GIY, GSY and LVL): If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (BSJC, BSJD, BSJE, BSJF and LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Semiannual Report | November 30, 2011 | 23

Management Discussion of Fund Performance continued

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

24 | Semiannual Report | November 30, 2011

Fund Summary & Performance | As of November 30, 2011 (unaudited)

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Fund Statistics
Share Price	$20.07
Net Asset Value	$20.12
Premium/Discount to NAV	-0.25%
Net Assets ($000)	$34,203

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2011
Corporate Bond ETF
NAV	0.06%	0.25%	0.75%
Market	-0.34%	-0.44%	0.58%
BulletShares® USD Corporate Bond 2011 Index	0.23%	0.71%	1.35%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	-0.17%	1.59%	2.86%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	2.2%
Oil & Gas	1.8%
Insurance	1.6%
Total Corporate Bonds	5.6%
U.S. Treasury Securities	89.5%
Total Investments	95.1%
Other Assets in excess of Liabilities	4.9%
Net Assets	100.0%

% of Total
Credit Quality	Investments
A	5.9%
NR - U.S. Treasury Bills	94.1%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Total
Country Breakdown	Investments
United States	98.1%
Canada	1.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

On December 30, 2011, Guggenheim BulletShares 2011 Corporate Bond ETF made its final maturity distribution to shareholders of record on December 29, 2011. The distribution consisted of the following:

			Return of	Final Net
	Short-Term Capital	Long-Term Capital	Investment	Asset Value
Income Per Share	Gain per Share	Gain per Share	per Share	per Share
$0.002	$0.0003	$0.0001	$20.1175	$20.1199

Semiannual Report | November 30, 2011 | 25

Fund Summary & Performance (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Statistics
Share Price	$20.50
Net Asset Value	$20.42
Premium/Discount to NAV	0.39%
Net Assets ($000)	$98,027

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2012
Corporate Bond ETF
NAV	-0.16%	0.86%	2.31%
Market	-0.36%	0.75%	2.58%
BulletShares® USD Corporate Bond 2012 Index	0.02%	1.19%	2.61%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	-0.17%	1.59%	2.86%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.04 per share for share price returns or initial net asset value (NAV) of $20.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	29.1%
Diversified Financial Services	21.0%
Pharmaceuticals	5.5%
Telecommunications	4.7%
Electric	4.6%
Media	4.3%
Insurance	3.6%
Food	3.2%
Computers	3.2%
Retail	2.5%
Oil & Gas	2.5%
Beverages	2.3%
Chemicals	2.0%
Mining	1.9%
Office & Business Equipment	0.8%
Pipelines	0.8%
Aerospace & Defense	0.7%
Auto Manufacturers	0.6%
Miscellaneous Manufacturing	0.6%
Cosmetics & Personal Care	0.5%
Environmental Control	0.5%
Health Care Services	0.4%
Agriculture	0.4%
Building Materials	0.4%
Health Care Products	0.4%
Commercial Services	0.3%
Software	0.3%
Savings & Loans	0.2%
Total Corporate Bonds	97.3%
Investments of Collateral for Securities Loaned	4.0%
Total Investments	101.3%
Liabilities in excess of Other Assets	-1.3%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
AAA	0.3%
AA	18.2%
A	57.3%
BBB	23.4%
BB	0.8%

Represents Standard & Poor’s rating as a percentage of corporate bond investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

26 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

% of Corporate
Country Breakdown	Bonds
United States	90.1%
United Kingdom	5.6%
Germany	2.0%
Luxembourg	0.9%
France	0.9%
Canada	0.2%
Japan	0.2%
Netherlands	0.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 27

Fund Summary & Performance (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Statistics
Share Price	$20.79
Net Asset Value	$20.61
Premium/Discount to NAV	0.87%
Net Assets ($000)	$105,119

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2013
Corporate Bond ETF
NAV	-0.45%	0.87%	3.12%
Market	-0.11%	1.41%	3.72%
BulletShares® USD Corporate Bond 2013 Index	-0.39%	1.18%	3.25%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	-0.17%	1.59%	2.86%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.08 per share for share price returns or initial net asset value (NAV) of $20.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	29.2%
Diversified Financial Services	15.8%
Telecommunications	8.3%
Insurance	5.2%
Computers	4.9%
Pharmaceuticals	4.3%
Miscellaneous Manufacturing	3.3%
Retail	3.2%
Oil & Gas	3.1%
Beverages	2.7%
Food	2.6%
Media	2.2%
Agriculture	1.6%
Auto Manufacturers	1.2%
Electric	1.0%
Software	1.0%
Pipelines	1.0%
Chemicals	0.9%
Mining	0.8%
Iron & Steel	0.8%
Lodging	0.6%
Electronics	0.6%
Household Products & Housewares	0.6%
Transportation	0.6%
Aerospace & Defense	0.4%
Machinery-Diversified	0.4%
Building Materials	0.4%
Commercial Services	0.4%
Advertising	0.2%
Housewares	0.2%
Real Estate Investment Trusts	0.2%
Health Care Services	0.2%
Home Furnishings	0.2%
Health Care Products	0.2%
Water	0.1%
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	1.3%
Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
AAA	0.6%
AA	20.4%
A	54.0%
BBB	24.0%
BB	1.0%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

28 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

% of Corporate
Country Breakdown	Bonds
United States	79.6%
United Kingdom	4.9%
Canada	4.6%
Netherlands	2.7%
Switzerland	2.6%
Germany	2.2%
Luxembourg	2.0%
Spain	0.8%
Cayman Islands	0.3%
Bermuda	0.2%
France	0.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bond. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 29

Fund Summary & Performance (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$20.90
Net Asset Value	$20.69
Premium/Discount to NAV	1.01%
Net Assets ($000)	$86,919

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2014
Corporate Bond ETF
NAV	-1.01%	1.48%	3.90%
Market	-0.49%	2.10%	4.60%
BulletShares® USD Corporate Bond 2014 Index	-0.66%	1.94%	4.50%
Barclays Capital U.S. 3-5 Year Corporate Bond Index	-0.41%	2.43%	4.65%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	31.6%
Diversified Financial Services	9.5%
Telecommunications	8.7%
Oil & Gas	5.9%
Pharmaceuticals	5.5%
Beverages	4.2%
Media	3.9%
Insurance	3.6%
Computers	3.3%
Retail	2.3%
Electric	2.0%
Food	1.8%
Chemicals	1.8%
Software	1.4%
Cosmetics & Personal Care	1.3%
Advertising	1.1%
Aerospace & Defense	1.0%
Miscellaneous Manufacturing	0.9%
Agriculture	0.8%
Mining	0.8%
Pipelines	0.7%
Real Estate Investment Trusts	0.7%
Biotechnology	0.6%
Holding Companies - Diversified	0.6%
Home Furnishings	0.5%
Iron & Steel	0.5%
Internet	0.5%
Health Care Products	0.4%
Machinery - Diversified	0.4%
Commercial Services	0.4%
Office & Business Equipment	0.3%
Health Care Services	0.3%
Transportation	0.2%
Machinery - Construction & Mining	0.2%
Gas	0.2%
Electronics	0.1%
Forest Products & Paper	0.1%
Semiconductors	0.1%
Total Investments	98.2%
Other Assets in excess of Liabilities	1.8%
Net Assets	100.0%

30 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.7%
AA	16.7%
A	51.4%
BBB	30.5%
BB	0.7%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	80.9%
United Kingdom	7.2%
Canada	4.0%
Netherlands	2.0%
Switzerland	1.6%
France	1.0%
Luxembourg	1.0%
Norway	0.9%
Germany	0.6%
Bermuda	0.3%
Spain	0.3%
Ireland	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 31

Fund Summary & Performance (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$20.94
Net Asset Value	$20.74
Premium/Discount to NAV	0.96%
Net Assets ($000)	$65,323

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2015
Corporate Bond ETF
NAV	-1.13%	1.39%	4.40%
Market	-0.84%	2.06%	5.06%
BulletShares® USD Corporate Bond 2015 Index	-1.15%	1.43%	4.71%
Barclays Capital U.S. 3-5 Year Corporate Bond Index	-0.41%	2.43%	4.65%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	32.5%
Diversified Financial Services	12.0%
Oil & Gas	6.7%
Insurance	6.3%
Telecommunications	5.1%
Pharmaceuticals	4.4%
Media	3.8%
Retail	3.5%
Electric	3.2%
Beverages	3.0%
Chemicals	1.7%
Aerospace & Defense	1.7%
Software	1.6%
Cosmetics & Personal Care	1.5%
Health Care Products	1.5%
Pipelines	1.4%
Food	1.3%
Real Estate Investment Trusts	1.3%
Iron & Steel	1.2%
Computers	1.2%
Biotechnology	1.0%
Office & Business Equipment	0.5%
Agriculture	0.5%
Transportation	0.4%
Household Products & Housewares	0.3%
Building Materials	0.3%
Forest Products & Paper	0.3%
Internet	0.3%
Electronics	0.2%
Miscellaneous Manufacturing	0.2%
Health Care Services	0.2%
Lodging	0.1%
Total Corporate Bonds	99.2%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.6%
Other Assets in excess of Liabilities	0.4%
Net Assets	100.0%

32 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.0%
AA	19.6%
A	54.0%
BBB	24.5%
BB	0.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	76.9%
United Kingdom	6.7%
Canada	4.4%
Netherlands	2.8%
France	2.6%
Luxembourg	1.9%
Switzerland	1.7%
Japan	1.4%
Germany	0.8%
Cayman Islands	0.5%
Spain	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 33

Fund Summary & Performance (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$21.03
Net Asset Value	$20.85
Premium/Discount to NAV	0.86%
Net Assets ($000)	$59,432

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2016
Corporate Bond ETF
NAV	-1.09%	1.67%	5.28%
Market	-0.71%	2.20%	5.88%
BulletShares® USD Corporate Bond 2016 Index	-0.50%	2.55%	6.10%
Barclays Capital U.S. 5-7 Year Corporate Bond Index	-0.22%	3.26%	6.63%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	31.0%
Telecommunications	10.1%
Diversified Financial Services	9.5%
Pharmaceuticals	5.6%
Oil & Gas	4.5%
Media	4.3%
Retail	3.9%
Insurance	3.3%
Computers	2.6%
Food	2.3%
Building Materials	2.0%
Health Care Services	1.9%
Real Estate Investment Trusts	1.7%
Software	1.6%
Semiconductors	1.4%
Agriculture	1.3%
Aerospace & Defense	1.1%
Chemicals	1.1%
Electronics	1.0%
Health Care Products	1.0%
Beverages	0.9%
Gas	0.9%
Office & Business Equipment	0.9%
Pipelines	0.9%
Commercial Services	0.6%
Transportation	0.6%
Advertising	0.5%
Cosmetics & Personal Care	0.5%
Machinery - Construction & Mining	0.4%
Auto Parts & Equipment	0.3%
Lodging	0.3%
Biotechnology	0.2%
Internet	0.2%
Electric	0.1%
Environmental Control	0.1%
Iron & Steel	0.1%
Total Corporate Bonds	98.7%
Investments of Collateral for Securities Loaned	0.5%
Total Investments	99.2%
Other Assets in excess of Liabilities	0.8%
Net Assets	100.0%

34 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.3%
AA	13.1%
A	56.3%
BBB	28.8%
BB	1.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated byStandard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	83.1%
United Kingdom	6.2%
Canada	4.0%
France	1.9%
Spain	1.3%
Netherlands	1.0%
Sweden	0.7%
Germany	0.5%
Japan	0.5%
Switzerland	0.3%
Bermuda	0.3%
Luxembourg	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 35

Fund Summary & Performance (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$21.11
Net Asset Value	$20.92
Premium/Discount to NAV	0.91%
Net Assets ($000)	$47,059

Total Returns
			Since
	Six	One	Inception
(Inception 6/07/10)	Month	Year	(Annualized)
Guggenheim BulletShares 2017
Corporate Bond ETF
NAV	-1.42%	1.96%	5.81%
Market	-0.67%	2.53%	6.44%
BulletShares® USD Corporate Bond 2017 Index	-1.21%	2.71%	6.48%
Barclays Capital U.S. 5-7 Year Corporate Bond Index	-0.22%	3.26%	6.63%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	34.6%
Diversified Financial Services	10.7%
Oil & Gas	6.4%
Retail	5.8%
Pharmaceuticals	5.1%
Media	5.1%
Miscellaneous Manufacturing	4.0%
Food	3.2%
Telecommunications	2.9%
Computers	2.8%
Insurance	2.3%
Health Care Products	1.9%
Pipelines	1.9%
Electric	1.7%
Biotechnology	1.5%
Beverages	1.5%
Chemicals	1.2%
Real Estate Investment Trusts	0.8%
Aerospace & Defense	0.7%
Household Products & Housewares	0.7%
Office & Business Equipment	0.6%
Transportation	0.6%
Electronics	0.4%
Mining	0.3%
Iron & Steel	0.3%
Software	0.3%
Agriculture	0.2%
Health Care Services	0.2%
Water	0.2%
Oil & Gas Services	0.1%
Commercial Services	0.1%
Total Corporate Bonds	98.1%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.4%
Other Assets in excess of Liabilities	1.6%
Net Assets	100.0%

36 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.4%
AA	12.2%
A	51.0%
BBB	35.6%
BB	0.8%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Corporate
Country Breakdown	Bonds
United States	87.1%
United Kingdom	4.3%
Canada	2.7%
Germany	2.0%
Switzerland	1.8%
Luxembourg	1.7%
Spain	0.2%
Norway	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 37

Fund Summary & Performance (unaudited) continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.35
Net Asset Value	$25.14
Premium/Discount to NAV	0.84%
Net Assets ($000)	$67,869

Total Returns
	Six	Since
(Inception 1/25/11)	Month	Inception
Guggenheim BulletShares 2012
High Yield Corporate Bond ETF
NAV	0.22%	2.45%
Market	0.41%	3.30%
BulletShares® USD High Yield Corporate Bond 2012 Index	-0.63%	1.90%
Barclays Capital U.S. Corporate High Yield Index	-3.53%	0.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	14.9%
Diversified Financial Services	14.4%
Telecommunications	10.1%
Pipelines	7.8%
Media	6.3%
Heatlh Care Products	4.5%
Heatlh Care Services	4.1%
Lodging	4.0%
Iron & Steel	3.0%
Auto Parts & Equipment	2.9%
Computers	2.5%
Oil & Gas	2.4%
Real Estate Investment Trusts	2.3%
Commercial Services	2.2%
Household Products & Housewares	2.1%
Airlines	1.9%
Entertainment	1.8%
Leisure Time	1.5%
Textiles	1.4%
Chemicals	1.4%
Forest Products & Paper	1.3%
Electronics	1.3%
Home Builders	1.2%
Retail	1.1%
Packaging & Containers	1.0%
Software	0.4%
Food	0.3%
Total Corporate Bonds	98.1%
Exchange-Traded Fund	0.4%
Investments of Collateral for Securities Loaned	3.4%
Total Investments	101.9%
Liabilities in excess of Other Assets	-1.9%
Net Assets	100.0%

38 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	4.0%
BB	39.9%
B	52.4%
CCC	2.9%
D	0.5%
NR	0.3%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	93.6%
Canada	6.1%
Austria	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 39

Fund Summary & Performance (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.00
Net Asset Value	$24.85
Premium/Discount to NAV	0.60%
Net Assets ($000)	$74,565

Total Returns
	Six	Since
(Inception 1/25/11)	Month	Inception
Guggenheim BulletShares 2013
High Yield Corporate Bond ETF
NAV	-1.29%	1.85%
Market	-1.13%	2.45%
BulletShares® USD High Yield Corporate Bond 2013 Index	-2.00%	1.31%
Barclays Capital U.S. Corporate High Yield Index	-3.53%	0.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.13 per share for share price returns or initial net asset value (NAV) of $25.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Telecommunications	18.9%
Lodging	12.0%
Diversified Financial Services	9.3%
Retail	6.4%
Chemicals	6.3%
Oil & Gas	6.2%
Media	5.3%
Health Care Services	3.6%
Commercial Services	3.0%
Real Estate Investment Trusts	2.8%
Coal	2.6%
Machinery-Diversified	2.5%
Packaging & Containers	2.4%
Transportation	1.8%
Aerospace & Defense	1.6%
Banks	1.5%
Iron & Steel	1.4%
Household Products & Housewares	1.2%
Software	1.1%
Leisure Time	1.1%
Real Estate	1.1%
Airlines	1.0%
Machinery-Construction & Mining	0.8%
Holding Companies-Diversified	0.7%
Advertising	0.7%
Electric	0.7%
Internet	0.4%
Forest Products & Paper	0.3%
Entertainment	0.3%
Auto Parts & Equipment	0.1%
Savings & Loans	0.1%
Food	0.1%
Total Corporate Bonds	97.3%
Exchange Traded Fund	0.7%
Investments of Collateral for Securities Loaned	3.1%
Total Investments	101.1%
Liabilities in excess of Other Assets	-1.1%
Net Assets	100.0%

40 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	3.2%
BB	53.7%
B	39.6%
CCC	2.8%
Exchange Traded Fund	0.7%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	88.7%
Luxembourg	4.0%
Canada	3.3%
United Kingdom	2.9%
Bermuda	1.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 41

Fund Summary & Performance (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.01
Net Asset Value	$24.81
Premium/Discount to NAV	0.81%
Net Assets ($000)	$44,658

Total Returns
	Six	Since
(Inception 1/25/11)	Month	Inception
Guggenheim BulletShares 2014
High Yield Corporate Bond ETF
NAV	-1.09%	2.65%
Market	-0.72%	3.47%
BulletShares® USD High Yield Corporate Bond 2014 Index	-1.16%	1.54%
Barclays Capital U.S. Corporate High Yield Index	-3.53%	0.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Health Care Services	10.9%
Banks	7.9%
Oil & Gas	7.2%
Telecommunications	6.7%
Lodging	6.3%
Commercial Services	6.0%
Food	5.7%
Diversified Financial Services	5.2%
Coal	3.9%
Semiconductors	3.7%
Entertainment	3.3%
Media	2.8%
Aerospace & Defense	2.7%
Miscellaneous Manufacturing	2.4%
Computers	2.3%
Electronics	2.1%
Airlines	1.8%
Health Care Products	1.7%
Packaging & Containers	1.6%
Electric	1.3%
Retail	1.2%
Mining	1.1%
Beverages	1.0%
Auto Parts & Equipment	0.9%
Home Builders	0.9%
Advertising	0.7%
Metal Fabricate & Hardware	0.7%
Real Estate Investment Trusts	0.7%
Chemicals	0.6%
Household Products & Housewares	0.6%
Oil & Gas Services	0.5%
Leisure Time	0.4%
Real Estate	0.2%
Total Corporate Bonds	95.0%
Exchange Traded Fund	1.3%
Total Long-Term Investments	96.3%
Investments of Collateral for Securities Loaned	2.3%
Total Investments	98.6%
Other Assets in excess of Liabilities	1.4%
Net Assets	100.0%

42 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	1.2%
BB	50.5%
B	38.0%
CCC	8.9%
Exchange Traded Fund	1.4%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	94.1%
Netherlands	2.2%
United Kingdom	1.9%
Canada	1.0%
Bermuda	0.6%
Jersey	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 43

Fund Summary & Performance (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.83
Net Asset Value	$24.62
Premium/Discount to NAV	0.85%
Net Assets ($000)	$36,932

Total Returns
	Six	Since
(Inception 1/25/11)	Month	Inception
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF
NAV	-1.70%	1.53%
Market	-1.38%	2.36%
BulletShares® USD High Yield Corporate Bond 2015 Index	-4.19%	-0.69%
Barclays Capital U.S. Corporate High Yield Index	-3.53%	0.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Diversified Financial Services	13.2%
Banks	8.9%
Telecommunications	8.5%
Oil & Gas	7.0%
Health Care Services	6.2%
Media	5.6%
Lodging	4.1%
Coal	3.5%
Retail	3.4%
Iron & Steel	3.3%
Mining	3.2%
Commercial Services	3.1%
Aerospace & Defense	2.5%
Health Care Products	2.5%
Home Builders	2.3%
Electric	2.3%
Computers	2.1%
Real Estate Investment Trusts	1.7%
Holding Companies-Diversified	1.7%
Agriculture	1.4%
Airlines	1.3%
Electronics	1.3%
Food	1.3%
Software	1.2%
Chemicals	1.0%
Transportation	0.9%
Packaging & Containers	0.9%
Internet	0.8%
Apparel	0.6%
Office & Business Equipment	0.5%
Auto Parts & Equipment	0.5%
Insurance	0.4%
Advertising	0.3%
Entertainment	0.3%
Total Corporate Bonds	97.8%
Exchange Traded Fund	0.6%
Investments of Collateral for Securities Loaned	4.8%
Total Investments	103.2%
Liabilities in excess of Other Assets	-3.2%
Net Assets	100.0%

44 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	2.1%
BB	34.0%
B	47.3%
CCC	16.0%
Exchange Traded Fund	0.6%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	94.5%
Canada	3.2%
Netherlands	1.3%
United Kingdom	1.0%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 45

Fund Summary & Performance (unaudited) continued

GIY | Guggenheim Enhanced Core Bond ETF

Fund Statistics
Share Price	$54.14
Net Asset Value	$54.25
Premium/Discount to NAV	-0.20%
Net Assets ($000)	$5,425

Total Returns
				Since
			Three Years	Inception
(Inception 2/12/08)	Six Month	One Year	(Annualized)	(Annualized)
Guggenheim Enhanced Core
Bond ETF
NAV	2.87%	4.33%	6.68%	5.05%
Market	2.74%	3.23%	7.22%	5.08%
Barclays Capital U.S. Aggregate Bond Index	3.54%	5.52%	7.69%	5.95%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.65%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.27% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.97%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Insurance	5.6%
Banks	5.3%
Media	1.9%
Pipelines	1.2%
Electric	1.0%
Biotechnology	0.9%
Retail	0.8%
Oil & Gas	0.8%
Diversified Financial Services	0.8%
Building Materials	0.8%
Total Corporate Bonds	19.1%
Mortgage Backed Securities	58.0%
U.S. Government Agency Securities	8.8%
Total Long-Term Investments	85.9%
U.S. Treasury Securities	33.2%
Money Market Fund	19.2%
Total Investments	138.3%
Liabilities in excess of Other Assets	-38.3%
Net Assets	100.0%

% of Long-Term
Credit Quality	Investments
AA	77.7%
A	9.7%
BBB	12.4%
BB	0.2%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U.S. Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+.

% of Long-Term
Maturity Breakdown	Investments
0-5 Years	61.6%
6-10 Years	14.6%
21-25 Years	0.2%
26-30 Years	23.6%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

46 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

GSY | Guggenheim Enhanced Short Duration Bond ETF1

Fund Statistics
Share Price	$49.60
Net Asset Value	$49.66
Premium/Discount to NAV	-0.12%
Net Assets ($000)	$14,898

Total Returns
				Since
			Three Years	Inception
(Inception 2/12/08)	Six Month	One Year	(Annualized)	(Annualized)
Guggenheim Enhanced Short
Duration Bond ETF1
NAV	-0.15%	-0.12%	-0.03%	0.41%
Market	-0.19%	-0.24%	-0.06%	0.38%
Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.02%	0.09%	0.12%	0.46%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.03%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.22%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.88%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Diversified Financial Services	6.4%
Banks	6.2%
Insurance	6.1%
Beverages	3.3%
Airlines	0.3%
Telecommunications	0.3%
Total Corporate Bonds	22.6%
Commercial Paper	50.3%
Exchange Traded Funds	6.8%
Asset Backed Securities	6.4%
Money Market Fund	5.1%
Municipal Bonds	4.7%
Collateralized Mortgage Obligations	2.0%
U.S. Government Agency Securities	2.0%
Investments of Collateral for Securities Loaned	0.6%
Total Investments	100.5%
Liabilities in excess of Other Assets	-0.5%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AAA	3.4%
AA	12.2%
A	66.3%
BBB	4.9%
BB	0.3%
B	0.5%
Exchange Traded Funds	6.8%
Money Market Fund	5.0%
Investments of Collateral for Securities Loaned	0.6%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Total
Country Breakdown	Investments
United States	93.6%
Cayman Islands	4.9%
Ireland	1.5%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1           Effective December 5, 2011, the name of Fund changed from Guggenheim Enhanced Ultra-Short Bond ETF.

Semiannual Report | November 30, 2011 | 47

Fund Summary & Performance (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$13.65
Net Asset Value	$13.42
Premium/Discount to NAV	1.71%
Net Assets ($000)	$47,227

Total Returns
				Since
			Three Years	Inception
(Inception 6/25/07)	Six Month	One Year	(Annualized)	(Annualized)
Guggenheim S&P Global
Dividend Opportunities
Index ETF
NAV	-13.37%	2.18%	20.54%	-7.75%
Market	-12.71%	3.91%	21.37%	-7.39%
Benchmarks By Design High Income Index/S&P Global Dividend Opportunities Index	-13.33%	2.17%	20.78%	-6.79	%1
S&P Global Dividend Opportunities Index	-13.33%	2.17%	20.78%	N/A
MSCI World Index	-11.66%	1.46%	12.32%	-4.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.71%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 1.05%. There is a contractual fee waiver currently in place for this Fund through December 31, 2014 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%.Without this expense cap, actual returns would be lower.

1The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/11.

% of Net
Portfolio Breakdown	Assets
Communications	29.1%
Financial	25.2%
Utilities	19.6%
Consumer, Non-cyclical	8.3%
Industrial	4.9%
Basic Materials	4.7%
Consumer, Cyclical	4.1%
Energy	3.9%
Total Common Stocks, Preferred Stocks and Income Trust	99.8%
Investments of Collateral for Securities Loaned	7.2%
Total Investments	107.0%
Liabilities in excess of Other Assets	-7.0%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	24.4%
Australia	10.3%
United Kingdom	8.4%
Germany	4.7%
Spain	4.5%
Sweden	4.5%
Bermuda	4.3%
Brazil	3.3%
Norway	3.2%
Canada	2.9%
Thailand	2.8%
Italy	2.7%
Israel	2.7%
South Africa	2.5%
Czech Republic	2.3%
Mexico	2.1%
Turkey	2.1%
Finland	1.6%
Portugal	1.4%
France	1.2%
Philippines	1.1%
Belgium	1.1%
Taiwan	1.0%
Netherlands	1.0%
Luxembourg	0.9%
Hungary	0.8%
China	0.8%
Singapore	0.7%
Cayman Islands	0.7%

% of Long-Term
Currency Denomination	Investments
United States Dollar	29.4%
Euro	19.1%
Australian Dollar	10.3%
British Pound	9.4%
All other currencies	31.8%

48 | Semiannual Report | November 30, 2011

Fund Summary & Performance (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

% of Long-Term
Top Ten Holdings	Investments
Tele2 AB	3.5%
American Capital Agency Corp.	3.3%
Telefonica Brasil SA	3.3%
ASX Ltd.	2.9%
Orient Overseas International Ltd.	2.3%
Marine Harvest	2.1%
Total Access Communication PCL	1.5%
Advanced INFO Service PCL	1.3%
Industrias Penoles SAB de CV	1.2%
Partner Communications Co. Ltd.	1.2%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2011 | 49

Overview of Fund Expenses | As of November 30, 2011 (unaudited)

As a shareholder of Guggenheim BulletShares 2011 Corporate Bond ETF; Guggenheim BulletShares 2012 Corporate Bond ETF; Guggenheim BulletShares 2013 Corporate Bond ETF; Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; Guggenheim BulletShares 2012 High Yield Corporate Bond ETF; Guggenheim BulletShares 2013 High Yield Corporate Bond ETF; Guggenheim BulletShares 2014 High Yield Corporate Bond ETF; Guggenheim BulletShares 2015 High Yield Corporate Bond ETF; Guggenheim Enhanced Core Bond ETF; Guggenheim Enhanced Short Duration Bond ETF; and Guggenheim S&P Global Dividend Opportunities Index ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended November 30, 2011.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	6/1/11	11/30/11	11/30/11	6/1/11-11/30/11
Guggenheim BulletShares 2011 Corporate Bond ETF2
Actual	$1,000.00	$1,000.59	0.22%	$1.10
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.22%	1.11
Guggenheim BulletShares 2012 Corporate Bond ETF
Actual	1,000.00	998.35	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	0.24%	1.21
Guggenheim BulletShares 2013 Corporate Bond ETF
Actual	1,000.00	995.55	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	0.24%	1.21
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	1,000.00	989.87	0.24%	1.19
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	0.24%	1.21
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	988.70	0.24%	1.19
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	0.24%	1.21
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	989.10	0.24%	1.19
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	0.24%	1.21
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	985.81	0.24%	1.19
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	0.24%	1.21

50 | Semiannual Report | November 30, 2011

Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	6/1/11	11/30/11	11/30/11	6/1/11-11/30/11
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Actual	$1,000.00	$1,002.18	0.42%	$2.10
Hypothetical (5% annual return before expenses)	1,000.00	1,022.90	0.42%	2.12
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Actual	1,000.00	987.09	0.42%	2.09
Hypothetical (5% annual return before expenses)	1,000.00	1,022.90	0.42%	2.12
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Actual	1,000.00	989.10	0.42%	2.09
Hypothetical (5% annual return before expenses)	1,000.00	1,022.90	0.42%	2.12
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Actual	1,000.00	983.03	0.42%	2.08
Hypothetical (5% annual return before expenses)	1,000.00	1,022.90	0.42%	2.12
Guggenheim Enhanced Core Bond ETF2
Actual	1,000.00	1,028.74	0.27%	1.37
Hypothetical (5% annual return before expenses)	1,000.00	1,023.65	0.27%	1.37
Guggenheim Enhanced Short Duration Bond ETF2
Actual	1,000.00	998.46	0.23%	1.15
Hypothetical (5% annual return before expenses)	1,000.00	1,023.85	0.23%	1.16
Guggenheim S&P Global Dividend Opportunities Index ETF2
Actual	1,000.00	866.31	0.65%	3.03
Hypothetical (5% annual return before expenses)	1,000.00	1,021.75	0.65%	3.29

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended November 30, 2011. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 183/366.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Semiannual Report | November 30, 2011 | 51

Portfolio of Investments | November 30, 2011 (unaudited)

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Principal Amount	Description	Rating	Coupon	Maturity	Value
	Corporate Bonds – 5.6%
	Banks – 2.2%
$750,000	National City Bank, Series BKNT	A	6.20%	12/15/2011	$751,199
	Insurance – 1.6%
551,000	MetLife, Inc.	A-	6.13%	12/01/2011	551,000
	Oil & Gas – 1.8%
613,000	Burlington Resources Finance
	Co. (Canada)	A	6.50%	12/01/2011	613,000
	Total Corporate Bonds – 5.6%
	(Cost $1,915,720)				1,915,199
	US Treasury Securities – 89.5%
21,000,000	U.S. Treasury Bill(a)	NR	0.00%	12/15/2011	20,999,916
9,600,000	U.S. Treasury Bill(a)	NR	0.00%	12/29/2011	9,599,866
	Total US Treasury Securities – 89.5%
	(Cost $30,599,852)				30,599,782
	Total Investments – 95.1%
	(Cost $32,515,572)				32,514,981
	Other Assets in excess of Liabilities – 4.9%				1,688,263
	Net Assets – 100.0%				$34,203,244

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

See notes to financial statements.

52 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 97.3%
	Aerospace & Defense – 0.7%
$394,000	Boeing Co.	A	1.88%	11/20/2012	N/A	$398,379
230,000	United Technologies Corp.	A	6.10%	05/15/2012	N/A	235,787
						634,166

	Agriculture – 0.4%
400,000	UST, LLC	BBB	6.63%	07/15/2012	N/A	413,118

	Auto Manufacturers – 0.6%
626,000	Daimler Finance North America, LLC	BBB+	7.30%	01/15/2012	N/A	630,282

	Banks – 29.1%
650,000	American Express Bank FSB, Series BKN1	BBB+	5.55%	10/17/2012	N/A	674,476
750,000	American Express Centurion Bank, Series BKNT	BBB+	5.55%	10/17/2012	N/A	778,899
701,000	Bank of America Corp.	A-	6.25%	04/15/2012	N/A	708,799
450,000	Bank of America Corp.	A-	5.38%	09/11/2012	N/A	452,374
50,000	Bank of America Corp.	A-	4.88%	09/15/2012	N/A	50,070
783,000	Bank of New York Mellon Corp., Series MTN	A+	4.95%	11/01/2012	N/A	814,560
1,025,000	Barclays Bank PLC (United Kingdom)	A+	5.45%	09/12/2012	N/A	1,049,933
875,000	BB&T Corp., Series MTN	A	3.85%	07/27/2012	N/A	892,198
875,000	BNP Paribas / BNP Paribas US Medium-Term Note Program, LLC, Series 2 (France)	AA-	2.13%	12/21/2012	N/A	853,953
748,000	Citigroup, Inc.	A-	6.00%	02/21/2012	N/A	754,277
800,000	Citigroup, Inc.	A-	5.25%	02/27/2012	N/A	805,253
548,000	Citigroup, Inc.	A-	5.50%	08/27/2012	N/A	554,867
1,148,000	Citigroup, Inc.	BBB+	5.63%	08/27/2012	N/A	1,161,107
1,831,000	Citigroup, Inc.	A-	5.30%	10/17/2012	N/A	1,864,586
1,870,000	Deutsche Bank AG (Germany)	A+	5.38%	10/12/2012	N/A	1,917,268
1,401,000	Goldman Sachs Group, Inc.	A-	6.60%	01/15/2012	N/A	1,405,350
527,000	Goldman Sachs Group, Inc.	A-	5.30%	02/14/2012	N/A	530,293
600,000	Goldman Sachs Group, Inc.	A-	3.63%	08/01/2012	N/A	604,535
1,368,000	Goldman Sachs Group, Inc.	A-	5.70%	09/01/2012	N/A	1,398,318
1,429,000	Goldman Sachs Group, Inc.	A-	5.45%	11/01/2012	N/A	1,460,455
1,262,000	HSBC Holdings PLC (United Kingdom)	A-	5.25%	12/12/2012	N/A	1,291,885
300,000	JPMorgan Chase & Co.(a)	A	4.50%	01/15/2012	N/A	301,240
400,000	JPMorgan Chase & Co.	A-	6.63%	03/15/2012	N/A	406,371
1,468,000	JPMorgan Chase & Co.	A	5.38%	10/01/2012	N/A	1,525,066
1,000,000	Morgan Stanley, Series GMTN	A-	5.63%	01/09/2012	N/A	1,001,450
1,579,000	Morgan Stanley(a)	A-	6.60%	04/01/2012	N/A	1,589,366
1,000,000	Morgan Stanley, Series GMTN	A-	5.75%	08/31/2012	N/A	1,015,135
400,000	Morgan Stanley, Series MTN	A-	5.25%	11/02/2012	N/A	402,234
200,000	Sumitomo Mitsui Banking Corp. (Japan)	A	8.00%	06/15/2012	N/A	205,882
217,000	SunTrust Banks, Inc.	BBB	5.25%	11/05/2012	N/A	223,187
1,731,000	Wells Fargo & Co.	A+	5.25%	10/23/2012	N/A	1,804,040
						28,497,427

See notes to financial statements.

Semiannual Report | November 30, 2011 | 53

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Beverages – 2.3%
$857,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.00%	10/15/2012	N/A	$872,182
600,000	Bottling Group LLC	A	4.63%	11/15/2012	N/A	622,776
200,000	Diageo Capital PLC (United Kingdom)	A-	5.13%	01/30/2012	N/A	200,968
550,000	PepsiCo, Inc.	A-	5.15%	05/15/2012	N/A	561,390
						2,257,316

	Building Materials – 0.4%
400,000	Masco Corp.	BBB-	5.88%	07/15/2012	N/A	406,874

	Chemicals – 2.0%
1,113,000	Dow Chemical Co.	BBB	4.85%	08/15/2012	N/A	1,141,622
487,000	Dow Chemical Co.	BBB	6.00%	10/01/2012	N/A	507,644
290,000	Praxair, Inc.	A	6.38%	04/01/2012	N/A	295,343
						1,944,609

	Commercial Services – 0.3%
300,000	Science Applications International Corp.	A-	6.25%	07/01/2012	N/A	308,010

	Computers – 3.2%
655,000	Hewlett-Packard Co.	BBB+	4.25%	02/24/2012	N/A	660,230
552,000	Hewlett-Packard Co.	BBB+	5.25%	03/01/2012	N/A	557,898
260,000	Hewlett-Packard Co.	BBB+	6.50%	07/01/2012	N/A	268,719
850,000	IBM International Group Capital, LLC	A+	5.05%	10/22/2012	N/A	883,102
706,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	734,620
						3,104,569

	Cosmetics & Personal Care – 0.5%
498,000	Procter & Gamble Co.	AA-	1.38%	08/01/2012	N/A	500,798

	Diversified Financial Services – 21.0%
450,000	Bear Stearns Cos., LLC	A	5.35%	02/01/2012	N/A	453,420
1,448,000	Bear Stearns Cos., LLC, Series MTN	A	6.95%	08/10/2012	N/A	1,508,215
400,000	BlackRock, Inc.	A+	2.25%	12/10/2012	N/A	404,784
246,000	Boeing Capital Corp.	A	6.50%	02/15/2012	N/A	248,942
200,000	Caterpillar Financial Services Corp., Series MTN	A	4.85%	12/07/2012	N/A	208,744
1,096,000	Countrywide Financial Corp., Series MTN(a)	A-	5.80%	06/07/2012	N/A	1,089,683
1,301,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	N/A	1,309,324
1,766,000	General Electric Capital Corp., Series MTNA	AA+	5.88%	02/15/2012	N/A	1,784,038
757,000	General Electric Capital Corp., Series MTNA	AA+	4.38%	03/03/2012	N/A	764,763
300,000	General Electric Capital Corp., Series MTN	AA+	5.00%	04/10/2012	N/A	304,750
400,000	General Electric Capital Corp., Series MTN	AA+	4.25%	06/15/2012	N/A	406,110
2,484,000	General Electric Capital Corp., Series MTNA	AA+	6.00%	06/15/2012	N/A	2,553,915
835,000	General Electric Capital Corp.	AA+	3.50%	08/13/2012	N/A	851,536
2,374,000	General Electric Capital Corp., Series GMTN	AA+	5.25%	10/19/2012	N/A	2,468,758
1,283,000	HSBC Finance Corp.	A	7.00%	05/15/2012	N/A	1,313,254
800,000	HSBC Finance Corp.	A	5.90%	06/19/2012	N/A	817,160
1,135,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	1,165,734

See notes to financial statements.

54 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services (continued)
$682,000	John Deere Capital Corp.	A	7.00%	03/15/2012	N/A	$694,972
250,000	John Deere Capital Corp., Series MTN	A	5.25%	10/01/2012	N/A	259,563
100,000	MBNA Corp., Series MTNF	A-	7.50%	03/15/2012	N/A	100,661
1,451,000	Merrill Lynch & Co., Inc., Series MTN(a)	A-	6.05%	08/15/2012	N/A	1,464,372
371,000	National Rural Utilities Cooperative Finance Corp., Series MTNC	A	7.25%	03/01/2012	N/A	376,867
						20,549,565

	Electric – 4.6%
267,000	Alabama Power Co., Series 07-D	A	4.85%	12/15/2012	N/A	278,246
250,000	Carolina Power & Light Co.	BBB+	6.50%	07/15/2012	N/A	258,700
262,000	Commonwealth Edison Co., Series 98	A-	6.15%	03/15/2012	N/A	265,789
275,000	Dominion Resources, Inc.	A-	5.70%	09/17/2012	N/A	285,102
494,000	Duke Energy Carolinas, LLC	A-	6.25%	01/15/2012	N/A	496,908
250,000	Duke Energy Ohio, Inc.	A-	5.70%	09/15/2012	N/A	259,118
100,000	Georgia Power Co., Series K	A	5.13%	11/15/2012	N/A	103,984
400,000	KCP&L Greater Missouri Operations Co.	BBB	11.88%	07/01/2012	N/A	423,357
460,000	Midamerican Energy Holdings Co.	BBB+	5.88%	10/01/2012	N/A	478,399
348,000	PSEG Power, LLC	BBB	6.95%	06/01/2012	N/A	357,935
300,000	Public Service Co. of Colorado, Series 10	A	7.88%	10/01/2012	N/A	317,666
255,000	Southern Co., Series A	A-	5.30%	01/15/2012	N/A	256,298
412,000	Southern Power Co., Series B	BBB+	6.25%	07/15/2012	N/A	426,876
262,000	Virginia Electric and Power Co.	A-	5.10%	11/30/2012	N/A	273,099
						4,481,477

	Environmental Control – 0.5%
440,000	Allied Waste North America, Inc.	BBB	6.88%	06/01/2017	06/01/12 @ 103	469,686

	Food – 3.2%
500,000	General Mills, Inc.	BBB+	6.00%	02/15/2012	N/A	505,090
348,000	General Mills, Inc.	BBB+	5.65%	09/10/2012	N/A	360,373
348,000	HJ Heinz Finance Co.	BBB+	6.00%	03/15/2012	N/A	352,664
562,000	Kellogg Co.	BBB+	5.13%	12/03/2012	N/A	586,148
619,000	Kraft Foods, Inc.	BBB-	6.25%	06/01/2012	N/A	634,750
400,000	Kroger Co.	BBB	6.75%	04/15/2012	N/A	408,120
303,000	Safeway, Inc.	BBB	5.80%	08/15/2012	N/A	312,405
						3,159,550

	Health Care Products – 0.4%
350,000	Covidien International Finance SA (Luxembourg)	A	5.45%	10/15/2012	N/A	364,181

	Health Care Services – 0.4%
400,000	WellPoint, Inc.	A-	6.80%	08/01/2012	N/A	415,373

	Insurance – 3.6%
400,000	American International Group, Inc., Series MTN	A-	4.95%	03/20/2012	N/A	400,000
700,000	Berkshire Hathaway Finance Corp.	AA+	4.00%	04/15/2012	N/A	708,726
435,000	Berkshire Hathaway Finance Corp.	AA+	4.75%	05/15/2012	N/A	442,750

See notes to financial statements.

Semiannual Report | November 30, 2011 | 55

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Insurance (continued)
$200,000	Berkshire Hathaway Finance Corp.	AA+	5.13%	09/15/2012	N/A	$207,356
500,000	Berkshire Hathaway, Inc.	AA+	1.40%	02/10/2012	N/A	500,930
498,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	12/14/2012	N/A	521,469
457,000	Prudential Financial, Inc., Series MTN	A	3.63%	09/17/2012	N/A	463,790
327,000	XL Capital Finance Europe PLC (United Kingdom)	BBB+	6.50%	01/15/2012	N/A	328,819
						3,573,840

	Media – 4.3%
220,000	Comcast Cable Holdings, LLC	BBB+	9.80%	02/01/2012	N/A	223,007
800,000	COX Communications, Inc.	BBB	7.13%	10/01/2012	N/A	841,475
809,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	7.63%	05/15/2016	05/15/12 @ 104	863,409
784,000	Time Warner Cable, Inc.	BBB	5.40%	07/02/2012	N/A	803,359
632,000	Time Warner, Inc.	BBB	6.88%	05/01/2012	N/A	646,405
448,000	Walt Disney Co., Series MTNB	A	6.38%	03/01/2012	N/A	454,112
400,000	Walt Disney Co.	A	4.70%	12/01/2012	N/A	416,515
						4,248,282

	Mining – 1.9%
1,540,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	8.38%	04/01/2017	04/01/12 @ 104	1,639,932
210,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.88%	09/15/2012	N/A	215,729
						1,855,661

	Miscellaneous Manufacturing – 0.6%
100,000	3M Co., Series MTN	AA-	4.65%	12/15/2012	N/A	104,554
475,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.00%	10/01/2012	N/A	494,598
						599,152

	Office & Business Equipment – 0.8%
800,000	Xerox Corp.	BBB-	5.50%	05/15/2012	N/A	816,102

	Oil & Gas – 2.5%
1,013,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	03/10/2012	N/A	1,019,456
825,000	ConocoPhillips	A	4.75%	10/15/2012	N/A	852,328
80,000	Shell International Finance BV (Netherlands)	AA	4.95%	03/22/2012	N/A	81,065
500,000	Valero Energy Corp.	BBB	6.88%	04/15/2012	N/A	510,503
						2,463,352

	Pharmaceuticals – 5.5%
648,000	Abbott Laboratories	AA	5.15%	11/30/2012	N/A	677,781
1,179,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	09/15/2012	N/A	1,224,975
500,000	ELI Lilly & Co.	AA-	3.55%	03/06/2012	N/A	503,839
262,000	ELI Lilly & Co.	AA-	6.00%	03/15/2012	N/A	266,041
500,000	Express Scripts, Inc.	BBB+	5.25%	06/15/2012	N/A	511,079

See notes to financial statements.

56 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Pharmaceuticals (continued)
$300,000	Johnson & Johnson	AAA	5.15%	08/15/2012	N/A	$309,022
1,843,000	Pfizer, Inc.	AA	4.45%	03/15/2012	N/A	1,862,622
						5,355,359

	Pipelines – 0.8%
400,000	Enterprise Products Operating, LLC	BBB-	4.60%	08/01/2012	N/A	406,838
190,000	Kinder Morgan Energy Partners, LP	BBB	5.85%	09/15/2012	N/A	196,641
200,000	Plains All American Pipeline LP/PAA Finance Corp.	BBB-	4.25%	09/01/2012	N/A	204,535
						808,014

	Retail – 2.5%
522,000	Costco Wholesale Corp.	A+	5.30%	03/15/2012	N/A	528,903
250,000	Lowe’s Cos., Inc.	A-	5.60%	09/15/2012	N/A	259,332
620,000	Macy’s Retail Holdings, Inc.	BBB-	5.35%	03/15/2012	N/A	625,996
802,000	Target Corp.	A+	5.88%	03/01/2012	N/A	812,214
260,000	Wal-Mart Stores, Inc.(a)	AA	5.00%	04/05/2012	N/A	263,823
						2,490,268

	Savings & Loans – 0.2%
200,000	Golden West Financial Corp.	A+	4.75%	10/01/2012	N/A	205,984

	Software – 0.3%
262,000	Intuit, Inc.	BBB	5.40%	03/15/2012	N/A	264,937

	Telecommunications – 4.7%
400,000	ALLTEL Corp.	A-	7.00%	07/01/2012	N/A	414,176
650,000	AT&T, Inc.	A-	5.88%	08/15/2012	N/A	672,952
500,000	BellSouth Corp.	A-	4.75%	11/15/2012	N/A	518,162
400,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.25%	02/01/2012	N/A	402,885
859,000	New Cingular Wireless Services, Inc.	A-	8.13%	05/01/2012	N/A	885,755
700,000	Qwest Communications International, Inc.	BB	8.00%	10/01/2015	10/01/12 @ 104	750,750
750,000	Verizon New Jersey, Inc., Series A	A-	5.88%	01/17/2012	N/A	754,066
200,000	Vodafone Group PLC (United Kingdom)	A-	5.35%	02/27/2012	N/A	202,013
						4,600,759
	Total Corporate Bonds – 97.3%
	(Cost $95,644,471)					95,418,711

See notes to financial statements.

Semiannual Report | November 30, 2011 | 57

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 4.0%
3,895,795	BNY Mellon Securities Lending Overnight Fund, 0.1250% (b) (c)
	(Cost $3,895,795)	$3,895,795
	Total Investments – 101.3%
	(Cost $99,540,266)	99,314,506
	Liabilities in excess of Other Assets – (1.3%)	(1,287,037)
	Net Assets – 100.0%	$98,027,469

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2011.

(b)	At November 30, 2011, the total market value of the Fund’s securities on loan was $3,800,057 and the total market value of the collateral held by the Fund was $3,895,795.

(c)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

58 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.4%
	Advertising – 0.2%
$200,000	Interpublic Group of Cos., Inc.	BB+	10.00%	07/15/2017	07/15/13 @ 105	$230,250

	Aerospace & Defense – 0.4%
200,000	Boeing Co.	A	5.13%	02/15/2013	N/A	210,312
219,000	General Dynamics Corp.	A	4.25%	05/15/2013	N/A	230,384
						440,696

	Agriculture – 1.6%
552,000	Altria Group, Inc.	BBB	8.50%	11/10/2013	N/A	626,621
725,000	Philip Morris International, Inc.	A	4.88%	05/16/2013	N/A	767,650
300,000	Reynolds American, Inc.	BBB-	7.25%	06/01/2013	N/A	321,938
						1,716,209

	Auto Manufacturers – 1.1%
1,109,000	Daimler Finance North America LLC	BBB+	6.50%	11/15/2013	N/A	1,205,271

	Banks – 29.2%
925,000	American Express Bank FSB, Series BKNT	BBB+	5.50%	04/16/2013	N/A	967,950
450,000	Bank of America Corp.	A-	4.88%	01/15/2013	N/A	449,766
740,000	Bank of America Corp., Series MTN	A-	4.90%	05/01/2013	N/A	736,212
339,000	Bank of America Corp.	BBB+	4.75%	08/15/2013	N/A	336,050
500,000	Bank of Montreal (Canada)	A+	2.13%	06/28/2013	N/A	510,676
275,000	Bank of New York Mellon Corp., Series MTN	A+	4.50%	04/01/2013	N/A	287,872
339,000	Bank of New York Mellon Corp.	A+	5.13%	08/27/2013	N/A	361,806
1,178,000	Bank of Nova Scotia (Canada)	AA-	2.25%	01/22/2013	N/A	1,194,921
1,100,000	Bank of Nova Scotia (Canada)	AA-	2.38%	12/17/2013	N/A	1,127,920
200,000	Bank One Corp.	A-	5.25%	01/30/2013	N/A	207,088
1,200,000	Barclays Bank PLC (United Kingdom)	A+	2.50%	01/23/2013	N/A	1,190,977
452,000	Canadian Imperial Bank of Commerce (Canada)(a)	A+	1.45%	09/13/2013	N/A	451,769
2,351,000	Citigroup, Inc.	A-	5.50%	04/11/2013	N/A	2,408,948
600,000	Citigroup, Inc.	A-	5.85%	07/02/2013	N/A	619,896
1,090,000	Citigroup, Inc.	A-	6.50%	08/19/2013	N/A	1,134,797
852,000	Citigroup, Inc.	A-	6.00%	12/13/2013	N/A	882,279
1,969,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	2,029,618
1,200,000	Deutsche Bank AG (Germany)	A+	2.38%	01/11/2013	N/A	1,196,831
1,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.88%	05/20/2013	N/A	1,093,336
200,000	Fifth Third Bancorp	BBB	6.25%	05/01/2013	N/A	210,349
600,000	Goldman Sachs Group, Inc.	A-	5.25%	04/01/2013	N/A	605,836
818,000	Goldman Sachs Group, Inc.	A-	4.75%	07/15/2013	N/A	819,985
1,336,000	Goldman Sachs Group, Inc.	A-	5.25%	10/15/2013	N/A	1,358,898
539,000	JPMorgan Chase & Co.	A-	5.75%	01/02/2013	N/A	559,565
1,289,000	JPMorgan Chase & Co.	A	4.75%	05/01/2013	N/A	1,349,080
400,000	JPMorgan Chase & Co., Series 2	A	1.65%	09/30/2013	N/A	400,576
339,000	KeyCorp, Series MTN	BBB+	6.50%	05/14/2013	N/A	359,224
1,118,000	Morgan Stanley	A-	5.30%	03/01/2013	N/A	1,116,857

See notes to financial statements.

Semiannual Report | November 30, 2011 | 59

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks (continued)
$557,000	Royal Bank of Canada, Series MTN (Canada)(a)	AA-	2.10%	07/29/2013	N/A	$566,916
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.00%	11/12/2013	N/A	186,760
789,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	A	3.40%	08/23/2013	N/A	778,886
700,000	UBS AG, Series BKNT (Switzerland)	A	2.25%	08/12/2013	N/A	693,359
339,000	US Bancorp	A+	2.00%	06/14/2013	N/A	345,262
150,000	US Bancorp, Series MTN	A+	1.38%	09/13/2013	08/13/13 @ 100	151,040
325,000	US Bancorp, Series MTN	A+	1.13%	10/30/2013	09/30/13 @ 100	325,586
1,470,000	Wachovia Corp., Series MTN	A+	5.50%	05/01/2013	N/A	1,557,203
300,000	Wachovia Corp., Series MTN	A+	5.70%	08/01/2013	N/A	321,293
1,488,000	Wells Fargo & Co.	A+	4.38%	01/31/2013	N/A	1,540,528
279,000	Wells Fargo & Co.	A	4.95%	10/16/2013	N/A	292,307
						30,728,222

	Beverages – 2.7%
469,000	Anheuser-Busch InBev Worldwide, Inc.	A-	2.50%	03/26/2013	N/A	478,556
500,000	Coca-Cola Co.	A+	0.75%	11/15/2013	N/A	501,167
400,000	Coca-Cola HBC Finance BV (Netherlands)	A-	5.13%	09/17/2013	N/A	424,836
279,000	Diageo Capital PLC (United Kingdom)	A-	5.20%	01/30/2013	N/A	293,026
300,000	Diageo Finance BV (Netherlands)	A-	5.50%	04/01/2013	N/A	318,221
452,000	PepsiCo, Inc.	A-	4.65%	02/15/2013	N/A	474,536
300,000	PepsiCo, Inc.	A-	0.88%	10/25/2013	N/A	300,370
						2,790,712

	Building Materials – 0.4%
400,000	CRH America, Inc.	BBB+	5.30%	10/15/2013	N/A	415,056

	Chemicals – 0.9%
339,000	EI du Pont de Nemours & Co.	A	5.00%	07/15/2013	N/A	361,580
356,000	ICI Wilmington, Inc.	BBB+	5.63%	12/01/2013	N/A	381,152
160,000	PPG Industries, Inc.	BBB+	5.75%	03/15/2013	N/A	169,265
						911,997

	Commercial Services – 0.4%
400,000	Block Financial, LLC	BBB	7.88%	01/15/2013	N/A	414,447

	Computers – 4.9%
400,000	Computer Sciences Corp.	A-	5.50%	03/15/2013	N/A	412,277
420,000	Dell, Inc.	A-	4.70%	04/15/2013	N/A	440,489
300,000	Dell, Inc.	A-	1.40%	09/10/2013	N/A	301,677
851,000	Hewlett-Packard Co.	BBB+	4.50%	03/01/2013	N/A	884,141
400,000	Hewlett-Packard Co.	BBB+	1.25%	09/13/2013	N/A	400,915
489,000	HP Enterprise Services, LLC, Series B	BBB+	6.00%	08/01/2013	N/A	524,679
400,000	International Business Machines Corp.	A+	2.10%	05/06/2013	N/A	408,587
600,000	International Business Machines Corp., Series A	A+	7.50%	06/15/2013	N/A	662,583
400,000	International Business Machines Corp.	A+	1.00%	08/05/2013	N/A	402,788
650,000	International Business Machines Corp.	A+	6.50%	10/15/2013	N/A	720,106
						5,158,242

See notes to financial statements.

60 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services – 15.8%
$300,000	American Express Co.	BBB+	4.88%	07/15/2013	N/A	$313,948
800,000	American Express Credit Corp., Series MTN	BBB+	5.88%	05/02/2013	N/A	842,489
830,000	American Express Credit Corp., Series C	BBB+	7.30%	08/20/2013	N/A	896,192
300,000	Capital One Bank USA NA	BBB	6.50%	06/13/2013	N/A	315,741
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.25%	02/08/2013	N/A	352,978
200,000	Caterpillar Financial Services Corp., Series MTN	A	6.20%	09/30/2013	N/A	218,438
279,000	CME Group, Inc.	AA	5.40%	08/01/2013	N/A	297,200
339,000	Credit Suisse USA, Inc.	A+	5.50%	08/15/2013	N/A	352,489
639,000	General Electric Capital Corp.	AA+	2.80%	01/08/2013	N/A	650,549
1,690,000	General Electric Capital Corp., Series MTNA	AA+	5.45%	01/15/2013	N/A	1,767,304
989,000	General Electric Capital Corp.	AA+	4.80%	05/01/2013	N/A	1,033,262
1,352,000	General Electric Capital Corp.	AA+	1.88%	09/16/2013	N/A	1,363,745
300,000	General Electric Capital Corp., Series GMTN	AA+	5.40%	09/20/2013	N/A	320,219
339,000	HSBC Finance Corp.	A	4.75%	07/15/2013	N/A	347,182
400,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	398,000
800,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	784,000
1,000,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	968,750
800,000	International Lease Finance Corp., Series MTN(a)	BBB-	6.63%	11/15/2013	N/A	786,000
600,000	John Deere Capital Corp.	A	5.10%	01/15/2013	N/A	629,171
452,000	John Deere Capital Corp., Series MTN	A	4.90%	09/09/2013	N/A	483,521
350,000	MBNA Corp.	A-	6.13%	03/01/2013	N/A	356,584
901,000	Merrill Lynch & Co., Inc.	A-	5.45%	02/05/2013	N/A	898,726
400,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.15%	04/25/2013	N/A	400,870
339,000	National Rural Utilities Cooperative Finance Corp.	A+	5.50%	07/01/2013	N/A	363,681
339,000	NYSE Euronext	A+	4.80%	06/28/2013	N/A	357,203
452,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	452,131
700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.38%	08/12/2013	N/A	705,256
						16,655,629

	Electric – 1.0%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A-	4.88%	02/01/2013	N/A	353,934
300,000	Georgia Power Co.	A	1.30%	09/15/2013	N/A	302,222
400,000	NiSource Finance Corp.	BBB-	6.15%	03/01/2013	N/A	421,063
						1,077,219

	Electronics – 0.6%
300,000	Honeywell International, Inc.	A	4.25%	03/01/2013	N/A	313,497
320,000	Koninklijke Philips Electronics NV (Netherlands)	A-	4.63%	03/11/2013	N/A	334,921
						648,418

	Food – 2.6%
200,000	General Mills, Inc.	BBB+	5.25%	08/15/2013	N/A	214,001
450,000	Kellogg Co.	BBB+	4.25%	03/06/2013	N/A	467,819
300,000	Kraft Foods, Inc.	BBB-	6.00%	02/11/2013	N/A	316,537
400,000	Kraft Foods, Inc.	BBB-	2.63%	05/08/2013	N/A	408,434

See notes to financial statements.

Semiannual Report | November 30, 2011 | 61

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Food (continued)
$339,000	Kraft Foods, Inc.	BBB-	5.25%	10/01/2013	N/A	$361,829
200,000	Kroger Co.	BBB	5.50%	02/01/2013	N/A	208,983
700,000	Sara Lee Corp.	BBB	3.88%	06/15/2013	N/A	724,164
						2,701,767

	Health Care Products – 0.2%
200,000	Covidien International Finance SA (Luxembourg)	A	1.88%	06/15/2013	N/A	202,528

	Health Care Services – 0.2%
200,000	UnitedHealth Group, Inc.	A-	4.88%	02/15/2013	N/A	208,666

	Home Furnishings – 0.2%
200,000	Whirlpool Corp., Series MTN	BBB-	5.50%	03/01/2013	N/A	208,444

	Household Products & Housewares – 0.6%
250,000	Clorox Co.	BBB+	5.00%	03/01/2013	N/A	261,551
350,000	Kimberly-Clark Corp.	A	5.00%	08/15/2013	N/A	374,693
						636,244

	Housewares – 0.2%
200,000	Newell Rubbermaid, Inc.	BBB-	5.50%	04/15/2013	N/A	210,376

	Insurance – 5.2%
200,000	Aegon NV (Netherlands)	A-	4.75%	06/01/2013	N/A	205,052
539,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	N/A	568,349
400,000	American International Group, Inc.	A-	4.25%	05/15/2013	N/A	397,333
400,000	Berkshire Hathaway Finance Corp.	AA+	4.50%	01/15/2013	N/A	416,295
452,000	Berkshire Hathaway Finance Corp.	AA+	4.60%	05/15/2013	N/A	475,616
339,000	Berkshire Hathaway Finance Corp.	AA+	5.00%	08/15/2013	N/A	360,839
500,000	Berkshire Hathaway Finance Corp.	AA+	4.63%	10/15/2013	N/A	534,976
600,000	Berkshire Hathaway, Inc., Series 0001	AA+	2.13%	02/11/2013	N/A	609,991
400,000	MetLife, Inc.	A-	5.00%	11/24/2013	N/A	426,752
400,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	04/24/2013	N/A	421,738
339,000	Prudential Financial, Inc., Series MTN	A	2.75%	01/14/2013	N/A	342,594
100,000	Prudential Financial, Inc., Series MTN	A	5.15%	01/15/2013	N/A	103,854
600,000	Travelers Property Casualty Corp.	A	5.00%	03/15/2013	N/A	626,083
						5,489,472

	Iron & Steel – 0.8%
794,000	ArcelorMittal (Luxembourg)	BBB-	5.38%	06/01/2013	N/A	810,789

	Lodging – 0.6%
600,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.88%	11/01/2017	11/01/13 @ 104	652,500

	Machinery-Diversified – 0.4%
400,000	Roper Industries, Inc.	BBB-	6.63%	08/15/2013	N/A	429,966

	Media – 2.2%
679,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	742,230
200,000	COX Communications, Inc.	BBB	4.63%	06/01/2013	N/A	209,413
250,000	Thomson Reuters Corp. (Canada)	A-	5.95%	07/15/2013	N/A	267,934

See notes to financial statements.

62 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Media (continued)
$652,000	Time Warner Cable, Inc.	BBB	6.20%	07/01/2013	N/A	$701,776
339,000	Walt Disney Co.	A	4.50%	12/15/2013	N/A	366,115
						2,287,468

	Mining – 0.8%
375,000	Alcoa, Inc.	BBB-	6.00%	07/15/2013	N/A	399,588
219,000	Barrick Gold Financeco, LLC	A-	6.13%	09/15/2013	N/A	237,793
200,000	Teck Resources Ltd. (Canada)	BBB	10.25%	05/15/2016	05/15/13 @ 105	233,963
						871,344

	Miscellaneous Manufacturing – 3.3%
452,000	3M Co., Series MTN	AA-	4.38%	08/15/2013	N/A	482,055
2,339,000	General Electric Co.	AA+	5.00%	02/01/2013	N/A	2,442,622
150,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.00%	08/15/2013	N/A	160,910
369,000	Tyco International Finance SA (Luxembourg)	A-	6.00%	11/15/2013	N/A	401,377
						3,486,964

	Oil & Gas – 3.1%
60,000	Apache Corp.	A-	5.25%	04/15/2013	N/A	63,692
1,455,000	BP Capital Markets PLC (United Kingdom)	A	5.25%	11/07/2013	N/A	1,562,904
350,000	ConocoPhillips Australia Funding Co.	A	5.50%	04/15/2013	N/A	372,078
380,000	EnCana Corp. (Canada)	BBB+	4.75%	10/15/2013	N/A	399,496
589,000	Shell International Finance BV (Netherlands)	AA	1.88%	03/25/2013	N/A	599,687
279,000	Transocean, Inc. (Cayman Islands)	BBB-	5.25%	03/15/2013	N/A	286,802
						3,284,659

	Pharmaceuticals – 4.3%
600,000	Bristol-Myers Squibb Co.	A+	5.25%	08/15/2013	N/A	647,714
901,000	GlaxoSmithKline Capital, Inc.	A+	4.85%	05/15/2013	N/A	955,192
240,000	McKesson Corp.	A-	5.25%	03/01/2013	N/A	252,741
450,000	Medco Health Solutions, Inc.	BBB+	7.25%	08/15/2013	N/A	486,561
500,000	Merck & Co., Inc.	AA	4.38%	02/15/2013	N/A	523,171
400,000	Merck & Co., Inc.	AA	5.30%	12/01/2013	N/A	436,454
726,000	Novartis Capital Corp.	AA-	1.90%	04/24/2013	N/A	740,742
400,000	Wyeth	AA	5.50%	03/15/2013	N/A	424,488
						4,467,063

	Pipelines – 1.0%
350,000	CenterPoint Energy Resources Corp., Series B	BBB+	7.88%	04/01/2013	N/A	378,952
200,000	Kinder Morgan Energy Partners, LP	BBB	5.00%	12/15/2013	N/A	212,691
400,000	Spectra Energy Capital, LLC	BBB	6.25%	02/15/2013	N/A	420,786
						1,012,429

	Real Estate Investment Trusts – 0.2%
200,000	Boston Properties, LP	A-	6.25%	01/15/2013	N/A	208,884

See notes to financial statements.

Semiannual Report | November 30, 2011 | 63

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Retail – 3.2%
$200,000	Best Buy Co., Inc.	BBB-	6.75%	07/15/2013	N/A	$212,258
489,000	Home Depot, Inc.	A-	5.25%	12/16/2013	N/A	529,854
550,000	Target Corp.	A+	4.00%	06/15/2013	N/A	578,232
439,000	Walgreen Co.	A	4.88%	08/01/2013	N/A	470,026
452,000	Wal-Mart Stores, Inc.	AA	4.25%	04/15/2013	N/A	474,841
712,000	Wal-Mart Stores, Inc.	AA	4.55%	05/01/2013	N/A	753,070
300,000	Wal-Mart Stores, Inc.	AA	0.75%	10/25/2013	N/A	301,019
						3,319,300

	Software – 1.0%
650,000	Microsoft Corp.	AAA	0.88%	09/27/2013	N/A	656,167
379,000	Oracle Corp.	A	4.95%	04/15/2013	N/A	400,612
						1,056,779

	Telecommunications – 8.3%
1,368,000	AT&T, Inc.	A-	4.95%	01/15/2013	N/A	1,428,652
442,000	AT&T, Inc.	A-	6.70%	11/15/2013	N/A	488,498
600,000	British Telecommunications PLC (United Kingdom)	BBB	5.15%	01/15/2013	N/A	623,023
700,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	7.38%	11/15/2013	N/A	783,126
452,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.25%	07/22/2013	N/A	476,720
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.88%	08/20/2013	N/A	425,688
200,000	Embarq Corp.	BB	6.74%	06/01/2013	N/A	208,637
400,000	Qwest Communications International, Inc.	BB	7.13%	04/01/2018	04/01/13 @ 104	411,000
652,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	11/15/2013	N/A	627,814
400,000	Telefonica Emisiones SAU (Spain)	BBB+	5.86%	02/04/2013	N/A	405,012
400,000	Telefonica Emisiones SAU (Spain)	BBB+	2.58%	04/26/2013	N/A	388,031
200,000	Verizon Communications, Inc.	A-	4.35%	02/15/2013	N/A	208,106
957,000	Verizon Communications, Inc.	A-	5.25%	04/15/2013	N/A	1,012,118
400,000	Verizon Global Funding Corp.	A-	4.38%	06/01/2013	N/A	420,334
400,000	Verizon Virginia, Inc., Series A	A-	4.63%	03/15/2013	N/A	415,603
400,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	12/16/2013	N/A	429,320
						8,751,682

	Transportation – 0.6%
592,000	United Parcel Service, Inc.	AA-	4.50%	01/15/2013	N/A	618,074

	Water – 0.2%
150,000	Veolia Environnement SA (France)	BBB+	5.25%	06/03/2013	N/A	156,173
	Total Corporate Bonds – 98.4%
	(Cost $104,007,108)					103,463,939

See notes to financial statements.

64 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 1.3%
1,342,650	BNY Mellon Securities Lending Overnight Fund, 0.1250% (b) (c)
	(Cost $1,342,650)	$1,342,650

	Total Investments – 99.7%
	(Cost $105,349,758)	104,806,589

	Other Assets in excess of Liabilities – 0.3%	312,167
	Net Assets – 100.0%	$105,118,756

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2011.

(b)	At November 30, 2011, the total market value of the Fund’s securities on loan was $1,311,432 and the total market value of the collateral held by the Fund was $1,342,650.

(c)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 65

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.2%
	Advertising – 1.1%
$300,000	WPP Finance (United Kingdom)	BBB	5.88%	06/15/2014	N/A	$320,895
600,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	675,189
						996,084

	Aerospace & Defense – 1.0%
100,000	Boeing Co.	A	5.00%	03/15/2014	N/A	109,668
733,000	General Dynamics Corp.	A	5.25%	02/01/2014	N/A	802,347
						912,015

	Agriculture – 0.8%
100,000	Altria Group, Inc.	BBB	7.75%	02/06/2014	N/A	113,374
527,000	Philip Morris International, Inc.	A	6.88%	03/17/2014	N/A	595,262
						708,636

	Banks – 31.6%
700,000	Abbey National Treasury Services PLC (United Kingdom)	AA-	2.88%	04/25/2014	N/A	661,112
1,040,000	Bank of America Corp.	A-	7.38%	05/15/2014	N/A	1,048,260
500,000	Bank of America Corp.	A-	5.38%	06/15/2014	N/A	493,184
200,000	Bank of America Corp.	A-	5.13%	11/15/2014	N/A	194,062
250,000	Bank of New York Mellon Corp.	A+	4.30%	05/15/2014	N/A	267,842
200,000	Barclays Bank PLC (United Kingdom)	A+	2.38%	01/13/2014	N/A	195,440
1,300,000	Barclays Bank PLC (United Kingdom)	A+	5.20%	07/10/2014	N/A	1,347,395
80,000	BB&T Corp.	A	2.05%	04/28/2014	03/28/14 @ 100	81,064
300,000	BB&T Corp.	A	5.70%	04/30/2014	N/A	328,480
275,000	BBVA US Senior SAU (Spain)	A+	3.25%	05/16/2014	N/A	255,286
614,000	Capital One Financial Corp.	BBB	7.38%	05/23/2014	N/A	671,834
150,000	Capital One Financial Corp.	BBB	2.13%	07/15/2014	N/A	147,864
987,000	Citigroup, Inc.	A-	5.13%	05/05/2014	N/A	1,009,721
732,000	Citigroup, Inc.	A-	6.38%	08/12/2014	N/A	771,742
1,676,000	Citigroup, Inc.	BBB+	5.00%	09/15/2014	N/A	1,677,894
568,000	Citigroup, Inc.	A-	5.50%	10/15/2014	N/A	588,253
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AA	1.85%	01/10/2014	N/A	502,266
250,000	Credit Suisse New York (Switzerland)	A+	2.20%	01/14/2014	N/A	246,377
850,000	Credit Suisse New York (Switzerland)	A+	5.50%	05/01/2014	N/A	897,660
500,000	Deutsche Bank (Germany)	A+	3.88%	08/18/2014	N/A	511,743
258,000	Goldman Sachs Group, Inc.	A-	5.15%	01/15/2014	N/A	262,197
1,232,000	Goldman Sachs Group, Inc., Series MTN	A-	6.00%	05/01/2014	N/A	1,264,217
800,000	Goldman Sachs Group, Inc.	A-	5.00%	10/01/2014	N/A	813,346
450,000	Goldman Sachs Group, Inc.	A-	5.50%	11/15/2014	N/A	464,610
700,000	HSBC Bank USA	A	4.63%	04/01/2014	N/A	720,493
250,000	JPMorgan Chase & Co., Series MTN	A	5.38%	01/15/2014	N/A	266,072
700,000	JPMorgan Chase & Co., Series MTN	A	2.05%	01/24/2014	N/A	697,915
733,000	JPMorgan Chase & Co.	A	4.65%	06/01/2014	N/A	775,842

See notes to financial statements.

66 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks (continued)
$1,068,000	JPMorgan Chase & Co.	A-	5.13%	09/15/2014	N/A	$1,117,453
250,000	KeyBank NA, Series BKNT	BBB+	5.80%	07/01/2014	N/A	267,115
700,000	Morgan Stanley	A-	2.88%	01/24/2014	N/A	659,212
1,136,000	Morgan Stanley	BBB+	4.75%	04/01/2014	N/A	1,091,023
1,000,000	Morgan Stanley	A-	6.00%	05/13/2014	N/A	994,843
550,000	Morgan Stanley	A-	2.88%	07/28/2014	N/A	510,089
500,000	Morgan Stanley	A-	4.20%	11/20/2014	N/A	475,752
500,000	PNC Funding Corp.	A	3.00%	05/19/2014	N/A	522,195
600,000	Royal Bank of Canada (Canada)	AA-	1.13%	01/15/2014	N/A	600,773
300,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.00%	10/01/2014	N/A	273,524
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	3.25%	01/11/2014	N/A	194,792
500,000	Toronto-Dominion Bank (Canada)	AA-	1.38%	07/14/2014	N/A	503,743
250,000	UBS AG (Switzerland)	A	2.25%	01/28/2014	N/A	245,140
250,000	US Bank NA, Series BKNT	A+	6.30%	02/04/2014	N/A	274,588
250,000	US Bank NA, Series BKNT	A+	4.95%	10/30/2014	N/A	272,742
500,000	Wachovia Bank NA, Series BKNT	A+	4.80%	11/01/2014	N/A	530,249
500,000	Wachovia Corp.	A	4.88%	02/15/2014	N/A	522,860
445,000	Wachovia Corp.	A	5.25%	08/01/2014	N/A	470,088
568,000	Wells Fargo & Co., Series I	A+	3.75%	10/01/2014	N/A	601,186
200,000	Wells Fargo & Co.	A	5.00%	11/15/2014	N/A	212,099
						27,501,637

	Beverages – 4.2%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A-	1.50%	07/14/2014	N/A	504,058
600,000	Anheuser-Busch InBev Worldwide, Inc.	A-	5.38%	11/15/2014	N/A	669,055
32,000	Beam, Inc.	BBB-	6.38%	06/15/2014	N/A	35,049
445,000	Bottling Group, LLC	A	6.95%	03/15/2014	N/A	500,561
475,000	Coca-Cola Co.	A+	3.63%	03/15/2014	N/A	505,079
150,000	Coca-Cola Refreshments USA, Inc.	A+	7.38%	03/03/2014	N/A	171,121
527,000	Diageo Capital PLC (United Kingdom)	A-	7.38%	01/15/2014	N/A	595,540
600,000	PepsiCo, Inc.	A-	3.75%	03/01/2014	N/A	639,341
						3,619,804

	Biotechnology – 0.6%
500,000	Amgen, Inc.	A+	4.85%	11/18/2014	N/A	542,710

	Chemicals – 1.8%
987,000	Dow Chemical Co.	BBB	7.60%	05/15/2014	N/A	1,116,607
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.25%	05/15/2014	N/A	110,076
300,000	Sherwin-Williams Co.	A	3.13%	12/15/2014	N/A	317,461
						1,544,144

See notes to financial statements.

Semiannual Report | November 30, 2011 | 67

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Commercial Services – 0.4%
$100,000	RR Donnelley & Sons Co.	BB+	4.95%	04/01/2014	N/A	$98,500
100,000	Western Union Co.	A-	6.50%	02/26/2014	N/A	109,675
100,000	Yale University, Series MTN	AAA	2.90%	10/15/2014	N/A	105,738
						313,913

	Computers – 3.3%
620,000	Dell, Inc.	A-	5.63%	04/15/2014	N/A	680,420
487,000	Hewlett-Packard Co.	BBB+	6.13%	03/01/2014	N/A	535,113
400,000	Hewlett-Packard Co.	BBB+	1.55%	05/30/2014	N/A	399,288
800,000	Hewlett-Packard Co.	BBB+	4.75%	06/02/2014	N/A	858,204
350,000	International Business Machines Corp.	A+	1.25%	05/12/2014	N/A	354,106
						2,827,131

	Cosmetics & Personal Care – 1.3%
400,000	Avon Products, Inc.	BBB+	5.63%	03/01/2014	N/A	424,670
600,000	Procter & Gamble Co.	AA-	0.70%	08/15/2014	N/A	602,998
100,000	Procter & Gamble Co.	AA-	4.95%	08/15/2014	N/A	111,003
						1,138,671

	Diversified Financial Services – 9.5%
400,000	American Express Co.	BBB+	7.25%	05/20/2014	N/A	446,109
445,000	American Express Credit Corp.	BBB+	5.13%	08/25/2014	N/A	476,596
487,000	Bear Stearns Cos., LLC	A	5.70%	11/15/2014	N/A	529,331
200,000	BlackRock, Inc.	A+	3.50%	12/10/2014	N/A	213,742
487,000	Caterpillar Financial Services Corp.	A	6.13%	02/17/2014	N/A	541,404
200,000	Charles Schwab Corp.	A	4.95%	06/01/2014	N/A	215,657
100,000	CME Group, Inc.	AA	5.75%	02/15/2014	N/A	109,200
250,000	Credit Suisse USA, Inc.	A+	5.13%	01/15/2014	N/A	262,284
950,000	General Electric Capital Corp.	AA+	2.10%	01/07/2014	N/A	956,531
568,000	General Electric Capital Corp.	AA+	5.90%	05/13/2014	N/A	620,850
200,000	General Electric Capital Corp., Series MTN	AA+	5.50%	06/04/2014	N/A	216,342
250,000	General Electric Capital Corp., Series MTN	AA+	5.65%	06/09/2014	N/A	269,412
800,000	General Electric Capital Corp., Series MTNA	AA+	4.75%	09/15/2014	N/A	858,842
1,000,000	General Electric Capital Corp., Series A	AA+	3.75%	11/14/2014	N/A	1,044,984
100,000	HSBC Finance Corp.	A	5.25%	01/15/2014	N/A	103,749
150,000	International Lease Finance Corp., Series MTN	BBB-	5.65%	06/01/2014	N/A	141,750
200,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.00%	02/03/2014	N/A	195,540
487,000	Merrill Lynch & Co., Inc.	A-	5.45%	07/15/2014	N/A	481,584
250,000	SLM Corp., Series MTNA	BBB-	5.38%	05/15/2014	N/A	248,931
300,000	TD Ameritrade Holding Corp.	A-	4.15%	12/01/2014	N/A	317,520
						8,250,358

See notes to financial statements.

68 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Electric – 2.0%
$50,000	CenterPoint Energy Houston Electric, LLC, Series U	A-	7.00%	03/01/2014	N/A	$56,430
100,000	Commonwealth Edison Co.	A-	1.63%	01/15/2014	N/A	100,751
100,000	Duke Energy Corp.	BBB+	6.30%	02/01/2014	N/A	110,902
80,000	Duke Energy Corp.	BBB+	3.95%	09/15/2014	N/A	85,508
400,000	Exelon Generation Co., LLC	BBB	5.35%	01/15/2014	N/A	428,304
568,000	Pacific Gas & Electric Co.	BBB+	4.80%	03/01/2014	N/A	610,240
300,000	Southern California Edison Co.	A	5.75%	03/15/2014	N/A	331,555
						1,723,690

	Electronics – 0.1%
100,000	Amphenol Corp.	BBB	4.75%	11/15/2014	N/A	107,044

	Food – 1.8%
100,000	ConAgra Foods, Inc.	BBB	5.88%	04/15/2014	N/A	109,710
150,000	Kraft Foods, Inc.	BBB-	6.75%	02/19/2014	N/A	167,717
300,000	Kroger Co.	BBB	7.50%	01/15/2014	N/A	336,638
100,000	Safeway, Inc.	BBB	6.25%	03/15/2014	N/A	110,502
400,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	463,000
350,000	Unilever Capital Corp.	A+	3.65%	02/15/2014	N/A	371,550
						1,559,117

	Forest Products & Paper – 0.1%
100,000	International Paper Co.	BBB	5.50%	01/15/2014	N/A	104,163

	Gas – 0.2%
100,000	Atmos Energy Corp.	BBB+	4.95%	10/15/2014	N/A	109,734
50,000	Sempra Energy	BBB+	2.00%	03/15/2014	N/A	50,599
						160,333

	Health Care Products – 0.4%
250,000	Boston Scientific Corp.	BBB-	5.45%	06/15/2014	N/A	267,555
100,000	St Jude Medical, Inc.	A	3.75%	07/15/2014	N/A	106,427
						373,982

	Health Care Services – 0.3%
200,000	WellPoint, Inc.	A-	5.00%	12/15/2014	N/A	217,769

	Holding Companies-Diversified – 0.6%
460,000	EnCana Holdings Finance Corp. (Canada)	BBB+	5.80%	05/01/2014	N/A	500,130

	Home Furnishings – 0.5%
400,000	Whirlpool Corp.	BBB-	8.60%	05/01/2014	N/A	447,999

	Insurance – 3.6%
150,000	ACE INA Holdings, Inc.	A	5.88%	06/15/2014	N/A	164,791
400,000	Allstate Corp.	A-	5.00%	08/15/2014	N/A	435,130
150,000	American International Group, Inc.	A-	3.65%	01/15/2014	N/A	145,076
400,000	American International Group, Inc.	A-	4.25%	09/15/2014	N/A	387,172
550,000	Assurant, Inc.	BBB	5.63%	02/15/2014	N/A	572,877

See notes to financial statements.

Semiannual Report | November 30, 2011 | 69

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Insurance (continued)
$400,000	CNA Financial Corp.	BBB-	5.85%	12/15/2014	N/A	$419,469
200,000	MetLife, Inc.	A-	2.38%	02/06/2014	N/A	203,380
200,000	Prudential Financial, Inc., Series MTNB	A	4.75%	04/01/2014	N/A	209,788
400,000	Prudential Financial, Inc., Series MTNB	A	5.10%	09/20/2014	N/A	428,946
155,000	XL Group PLC (Ireland)	BBB+	5.25%	09/15/2014	N/A	163,319
						3,129,948

	Internet – 0.5%
400,000	Google, Inc.	AA-	1.25%	05/19/2014	N/A	406,213

	Iron & Steel – 0.5%
400,000	ArcelorMittal USA, Inc.	BBB-	6.50%	04/15/2014	N/A	429,495

	Machinery-Construction & Mining – 0.2%
200,000	Caterpillar, Inc.	A	1.38%	05/27/2014	N/A	202,251

	Machinery-Diversified – 0.4%
300,000	Deere & Co.	A	6.95%	04/25/2014	N/A	342,451

	Media – 3.9%
500,000	Comcast Corp.	BBB+	5.30%	01/15/2014	N/A	540,275
405,000	COX Communications, Inc.	BBB	5.45%	12/15/2014	N/A	449,216
500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.75%	10/01/2014	N/A	541,218
450,000	News America, Inc.	BBB+	5.30%	12/15/2014	N/A	494,627
100,000	Reed Elsevier Capital, Inc.	BBB+	7.75%	01/15/2014	N/A	112,018
200,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	221,347
450,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	508,301
243,000	Time Warner Cable, Inc.	BBB	7.50%	04/01/2014	N/A	272,267
200,000	Viacom, Inc.	BBB+	4.38%	09/15/2014	N/A	214,660
						3,353,929

	Mining – 0.8%
100,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.20%	01/15/2014	N/A	107,661
202,000	Teck Resources Ltd. (Canada)	BBB	9.75%	05/15/2014	N/A	238,506
290,000	Teck Resources Ltd. (Canada)	BBB	10.75%	05/15/2019	05/15/14 @ 105	357,178
						703,345

	Miscellaneous Manufacturing – 0.9%
400,000	Illinois Tool Works, Inc.	A+	5.15%	04/01/2014	N/A	438,404
200,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.50%	04/15/2014	N/A	233,590
90,000	Tyco International Finance SA (Luxembourg)	A-	4.13%	10/15/2014	N/A	95,515
						767,509

	Office & Business Equipment – 0.3%
250,000	Xerox Corp.	BBB-	8.25%	05/15/2014	N/A	283,601

	Oil & Gas – 5.9%
400,000	Anadarko Petroleum Corp.	BBB-	7.63%	03/15/2014	N/A	449,237
600,000	BP Capital Markets PLC (United Kingdom)	A	3.63%	05/08/2014	N/A	630,056
649,000	Chevron Corp.	AA	3.95%	03/03/2014	N/A	695,688

See notes to financial statements.

70 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Oil & Gas (continued)
$600,000	ConocoPhillips	A	4.75%	02/01/2014	N/A	$650,152
380,000	Devon Energy Corp.	BBB+	5.63%	01/15/2014	N/A	415,537
200,000	Husky Energy, Inc. (Canada)	BBB+	5.90%	06/15/2014	N/A	218,184
813,000	Shell International Finance BV (Netherlands)	AA	4.00%	03/21/2014	N/A	873,316
500,000	Statoil ASA (Norway)	AA-	3.88%	04/15/2014	N/A	532,935
270,000	Statoil ASA (Norway)	AA-	2.90%	10/15/2014	N/A	283,626
350,000	Total Capital Canada Ltd. (Canada)	AA-	1.63%	01/28/2014	N/A	356,864
						5,105,595

	Pharmaceuticals – 5.5%
450,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	06/01/2014	N/A	499,137
400,000	Eli Lilly & Co.	AA-	4.20%	03/06/2014	N/A	430,236
500,000	Express Scripts, Inc.	BBB+	6.25%	06/15/2014	N/A	547,413
527,000	GlaxoSmithKline Capital, Inc.	A+	4.38%	04/15/2014	N/A	571,373
400,000	Mead Johnson Nutrition Co.	BBB-	3.50%	11/01/2014	N/A	418,200
690,000	Novartis Capital Corp.	AA-	4.13%	02/10/2014	N/A	739,132
400,000	Pfizer, Inc.	AA	4.50%	02/15/2014	N/A	432,420
500,000	Sanofi (France)	AA-	1.20%	09/30/2014	N/A	502,869
608,000	Wyeth	AA	5.50%	02/01/2014	N/A	668,762
						4,809,542

	Pipelines – 0.7%
200,000	Enterprise Products Operating, LLC, Series O	BBB-	9.75%	01/31/2014	N/A	231,435
200,000	Enterprise Products Operating, LLC, Series G	BBB-	5.60%	10/15/2014	N/A	219,843
150,000	Kinder Morgan Energy Partners, LP	BBB	5.13%	11/15/2014	N/A	162,741
						614,019

	Real Estate Investment Trusts – 0.7%
300,000	ERP Operating, LP	BBB+	5.25%	09/15/2014	N/A	318,070
250,000	Simon Property Group, LP	A-	6.75%	05/15/2014	02/15/14 @ 100	275,809
						593,879

	Retail – 2.3%
450,000	AutoZone, Inc.	BBB	6.50%	01/15/2014	N/A	498,774
100,000	CVS Caremark Corp.	BBB+	4.88%	09/15/2014	N/A	109,625
50,000	Macy’s Retail Holdings, Inc.	BBB-	5.75%	07/15/2014	N/A	53,933
691,000	Staples, Inc.	BBB	9.75%	01/15/2014	N/A	789,925
400,000	Wal-Mart Stores, Inc.	AA	1.63%	04/15/2014	N/A	408,430
100,000	Wal-Mart Stores, Inc.	AA	3.20%	05/15/2014	N/A	105,622
						1,966,309

	Semiconductors – 0.1%
100,000	Texas Instruments, Inc.	A+	1.38%	05/15/2014	N/A	101,284

	Software – 1.4%
200,000	CA, Inc.	BBB+	6.13%	12/01/2014	N/A	222,815
487,000	Microsoft Corp.	AAA	2.95%	06/01/2014	N/A	514,448
450,000	Oracle Corp.	A	3.75%	07/08/2014	N/A	486,360
						1,223,623

See notes to financial statements.

Semiannual Report | November 30, 2011 | 71

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Telecommunications – 8.7%
$250,000	AT&T, Inc.	A-	4.85%	02/15/2014	N/A	$269,740
690,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	761,033
487,000	BellSouth Corp.	A-	5.20%	09/15/2014	N/A	536,352
1,595,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.55%	02/01/2014	N/A	1,736,354
600,000	Cisco Systems, Inc.	A+	1.63%	03/14/2014	N/A	611,641
400,000	Cisco Systems, Inc.	A+	2.90%	11/17/2014	N/A	422,840
300,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.88%	07/08/2014	N/A	321,571
325,000	France Telecom SA (France)	A-	4.38%	07/08/2014	N/A	344,709
250,000	Qwest Communications International, Inc., Series B	BB	7.50%	02/15/2014	02/15/12 @ 100	252,187
200,000	Qwest Corp.	BBB-	7.50%	10/01/2014	N/A	220,000
150,000	Rogers Communications, Inc. (Canada)	BBB	6.38%	03/01/2014	N/A	164,595
500,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.18%	06/18/2014	N/A	479,809
300,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.95%	09/30/2014	N/A	278,247
400,000	Verizon Communications, Inc.	A-	1.95%	03/28/2014	N/A	408,086
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.50%	01/15/2018	01/15/14 @ 103	424,000
304,000	Vodafone Group PLC (United Kingdom)	A-	4.15%	06/10/2014	N/A	324,478
						7,555,642

	Transportation – 0.2%
200,000	United Parcel Service, Inc.	AA-	3.88%	04/01/2014	N/A	213,977

	Total Corporate Bonds – 98.2%
	(Cost $86,031,201)					85,351,942

	Total Investments – 98.2%
	(Cost $86,031,201)					85,351,942

	Other Assets in excess of Liabilities – 1.8%					1,566,682
	Net Assets – 100.0%					$86,918,624

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.

72 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 99.2%
	Aerospace & Defense – 1.7%
$110,000	Boeing Co.	A	3.50%	02/15/2015	N/A	$118,159
500,000	General Dynamics Corp.	A	1.38%	01/15/2015	N/A	504,207
60,000	Northrop Grumman Corp.	BBB	1.85%	11/15/2015	N/A	59,482
382,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	427,630
						1,109,478

	Agriculture – 0.5%
300,000	Altria Group, Inc.	BBB	4.13%	09/11/2015	N/A	324,613

	Banks – 32.5%
680,000	Bank of America Corp.	A-	4.50%	04/01/2015	N/A	632,616
275,000	Bank of America Corp.	A-	4.75%	08/01/2015	N/A	258,443
900,000	Bank of America Corp.	A-	3.70%	09/01/2015	N/A	806,999
100,000	Bank of New York Mellon Corp.	A+	3.10%	01/15/2015	N/A	103,887
395,000	Bank of New York Mellon Corp.	A+	2.95%	06/18/2015	N/A	409,819
533,000	Bank of Nova Scotia (Canada)	AA-	3.40%	01/22/2015	N/A	559,521
400,000	Bank of Nova Scotia (Canada)	AA-	2.05%	10/07/2015	N/A	400,746
200,000	Barclays Bank PLC (United Kingdom)	A+	3.90%	04/07/2015	N/A	200,122
300,000	BB&T Corp.	A-	5.20%	12/23/2015	N/A	322,747
150,000	BNP Paribas / BNP Paribas US MTN, LLC (France)(a)	A	4.80%	06/24/2015	N/A	138,976
705,000	BNP Paribas SA (France)	AA-	3.25%	03/11/2015	N/A	662,351
300,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.35%	12/11/2015	N/A	300,240
150,000	Citigroup, Inc.	BBB+	4.88%	05/07/2015	N/A	148,581
588,000	Citigroup, Inc.	A-	4.75%	05/19/2015	N/A	591,541
600,000	Citigroup, Inc.	A-	4.70%	05/29/2015	N/A	607,431
500,000	Citigroup, Inc.	A-	4.59%	12/15/2015	N/A	501,415
300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA	2.13%	10/13/2015	N/A	297,752
550,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.50%	03/23/2015	N/A	546,102
357,000	Deutsche Bank AG (Germany)	Aa3	3.45%	03/30/2015	N/A	359,341
200,000	Dresdner Bank AG (Germany)(b)	BBB	7.25%	09/15/2015	N/A	176,276
200,000	First Horizon National Corp.	BBB-	5.38%	12/15/2015	N/A	199,253
686,000	Goldman Sachs Group, Inc.	A-	5.13%	01/15/2015	N/A	695,719
950,000	Goldman Sachs Group, Inc.	A-	3.70%	08/01/2015	N/A	917,489
736,000	JPMorgan Chase & Co.	A	3.70%	01/20/2015	N/A	751,483
380,000	JPMorgan Chase & Co.	A	4.75%	03/01/2015	N/A	401,218
500,000	JPMorgan Chase & Co.	A-	5.25%	05/01/2015	N/A	525,190
500,000	JPMorgan Chase & Co.	A	3.40%	06/24/2015	N/A	508,563
280,000	JPMorgan Chase & Co.	A-	5.15%	10/01/2015	N/A	292,514
200,000	KeyCorp, Series MTN	BBB+	3.75%	08/13/2015	N/A	204,639
500,000	Morgan Stanley, Series GMTN	A-	4.10%	01/26/2015	N/A	462,361
964,000	Morgan Stanley, Series MTN	A-	6.00%	04/28/2015	N/A	938,634
400,000	Morgan Stanley	A-	4.00%	07/24/2015	N/A	366,484
900,000	Morgan Stanley	A-	5.38%	10/15/2015	N/A	856,154

See notes to financial statements.

Semiannual Report | November 30, 2011 | 73

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks (continued)
$800,000	Morgan Stanley	A-	3.45%	11/02/2015	N/A	$716,447
450,000	PNC Funding Corp.	A	3.63%	02/08/2015	N/A	470,171
126,000	PNC Funding Corp.	A	4.25%	09/21/2015	N/A	135,450
120,000	Regions Financial Corp.	BB+	5.75%	06/15/2015	N/A	115,950
300,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.63%	12/15/2015	N/A	306,881
50,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.05%	01/08/2015	N/A	43,500
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	4.88%	03/16/2015	N/A	582,383
813,000	Royal Bank of Scotland Group PLC (United Kingdom)	A	3.95%	09/21/2015	N/A	767,418
550,000	UBS AG, Series BKNT (Switzerland)	A	3.88%	01/15/2015	N/A	547,149
200,000	US Bancorp, Series MTN	A+	3.15%	03/04/2015	N/A	209,257
300,000	US Bancorp	A+	2.45%	07/27/2015	N/A	306,536
300,000	Wachovia Bank NA, Series BKNT	A+	4.88%	02/01/2015	N/A	314,966
200,000	Wachovia Bank NA, Series BKNT	A+	5.00%	08/15/2015	N/A	212,018
480,000	Wells Fargo & Co.	A+	3.63%	04/15/2015	N/A	502,050
800,000	Wells Fargo Bank NA, Series AI	A+	4.75%	02/09/2015	N/A	843,618
						21,218,401

	Beverages – 3.0%
330,000	Anheuser-Busch InBev Worldwide, Inc.	A-	4.13%	01/15/2015	N/A	355,822
350,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.63%	04/15/2015	N/A	372,518
300,000	Coca-Cola Co.	A+	1.50%	11/15/2015	N/A	303,120
500,000	Diageo Finance BV (Netherlands)	A-	3.25%	01/15/2015	N/A	526,979
100,000	Diageo Finance BV (Netherlands)	A-	5.30%	10/28/2015	N/A	113,118
300,000	PepsiCo, Inc.	A-	3.10%	01/15/2015	N/A	317,835
						1,989,392

	Biotechnology – 1.0%
160,000	Celgene Corp.	BBB+	2.45%	10/15/2015	N/A	162,786
255,000	Genentech, Inc.	AA-	4.75%	07/15/2015	N/A	284,221
220,000	Life Technologies Corp.	BBB	4.40%	03/01/2015	N/A	229,437
						676,444

	Building Materials – 0.3%
200,000	Masco Corp.	BBB-	4.80%	06/15/2015	N/A	196,950

	Chemicals – 1.7%
556,000	Dow Chemical Co.	BBB	5.90%	02/15/2015	N/A	615,855
280,000	EI du Pont de Nemours & Co.	A	3.25%	01/15/2015	N/A	298,635
80,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.75%	09/30/2015	N/A	85,674
100,000	Praxair, Inc.	A	4.63%	03/30/2015	N/A	110,323
						1,110,487

	Computers – 1.2%
350,000	Dell, Inc.	A-	2.30%	09/10/2015	N/A	355,326
250,000	Hewlett-Packard Co.	BBB+	2.13%	09/13/2015	N/A	251,862
150,000	Hewlett-Packard Co.	BBB+	2.20%	12/01/2015	N/A	151,323
						758,511

See notes to financial statements.

74 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Cosmetics & Personal Care – 1.5%
$200,000	Procter & Gamble Co.	AA-	3.50%	02/15/2015	N/A	$215,162
100,000	Procter & Gamble Co.	AA-	3.15%	09/01/2015	N/A	107,187
300,000	Procter & Gamble Co.	AA-	1.80%	11/15/2015	N/A	308,918
300,000	Procter & Gamble Co.	AA-	4.85%	12/15/2015	N/A	340,955
						972,222

	Diversified Financial Services – 12.0%
750,000	American Express Credit Corp., Series MTN	BBB+	2.75%	09/15/2015	N/A	743,358
200,000	Ameriprise Financial, Inc.	A	5.65%	11/15/2015	N/A	223,689
300,000	Bear Stearns Cos., LLC	A	5.30%	10/30/2015	N/A	320,331
558,000	Credit Suisse USA, Inc.	A+	4.88%	01/15/2015	N/A	575,771
908,000	Credit Suisse USA, Inc.	A+	5.13%	08/15/2015	N/A	954,522
380,000	General Electric Capital Corp., Series MTN	AA+	4.88%	03/04/2015	N/A	408,102
300,000	General Electric Capital Corp., Series MTN	AA+	3.50%	06/29/2015	N/A	310,079
190,000	General Electric Capital Corp.	AA+	4.38%	09/21/2015	N/A	203,533
600,000	General Electric Capital Corp.	AA+	2.25%	11/09/2015	N/A	594,883
500,000	HSBC Finance Corp.	A	5.25%	04/15/2015	N/A	517,872
500,000	HSBC Finance Corp.	A	5.00%	06/30/2015	N/A	510,970
450,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	450,563
200,000	Jefferies Group, Inc.	BBB	3.88%	11/09/2015	N/A	171,500
160,000	John Deere Capital Corp., Series MTN	A	2.95%	03/09/2015	N/A	167,934
433,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.00%	01/15/2015	N/A	413,697
100,000	Merrill Lynch & Co., Inc., Series MTNB	A-	5.30%	09/30/2015	N/A	92,209
356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.00%	03/04/2015	N/A	356,617
500,000	ORIX Corp. (Japan)	A-	4.71%	04/27/2015	N/A	518,070
300,000	Toyota Motor Credit Corp., Series MTN	AA-	3.20%	06/17/2015	N/A	314,851
						7,848,551

	Electric – 3.2%
200,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	209,421
80,000	Dominion Resources, Inc., Series C	A-	5.15%	07/15/2015	N/A	89,689
330,000	Entergy Corp.	BBB-	3.63%	09/15/2015	N/A	332,261
560,000	Exelon Corp.	BBB-	4.90%	06/15/2015	N/A	602,576
160,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.88%	12/15/2015	N/A	190,865
400,000	Scottish Power Ltd. (United Kingdom)	A-	5.38%	03/15/2015	N/A	426,475
200,000	Southern Power Co., Series D	BBB+	4.88%	07/15/2015	N/A	218,623
						2,069,910

	Electronics – 0.2%
150,000	Agilent Technologies, Inc.	BBB-	5.50%	09/14/2015	N/A	163,400

	Food – 1.3%
400,000	General Mills, Inc.	BBB+	5.20%	03/17/2015	N/A	445,069
400,000	Kroger Co.	BBB	3.90%	10/01/2015	N/A	429,214
						874,283

See notes to financial statements.

Semiannual Report | November 30, 2011 | 75

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Forest Products & Paper – 0.3%
$180,000	Plum Creek Timberlands, LP	BBB	5.88%	11/15/2015	N/A	$199,615

	Health Care Products – 1.5%
100,000	Baxter International, Inc.	A+	4.63%	03/15/2015	N/A	110,196
300,000	Boston Scientific Corp.	BBB-	4.50%	01/15/2015	N/A	313,909
305,000	Medtronic, Inc.	AA-	3.00%	03/15/2015	N/A	321,592
100,000	Medtronic, Inc., Series B	AA-	4.75%	09/15/2015	N/A	111,895
100,000	Stryker Corp.	A+	3.00%	01/15/2015	N/A	105,232
						962,824

	Health Care Services – 0.2%
100,000	Quest Diagnostics, Inc.	BBB+	5.45%	11/01/2015	N/A	112,982

	Household Products & Housewares – 0.3%
200,000	Clorox Co.	BBB+	5.00%	01/15/2015	N/A	216,878

	Insurance – 6.3%
200,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	N/A	202,421
600,000	American International Group, Inc.	A-	5.05%	10/01/2015	N/A	576,321
200,000	AON Corp.	BBB+	3.50%	09/30/2015	N/A	204,456
229,000	Berkshire Hathaway Finance Corp.	AA+	4.85%	01/15/2015	N/A	251,944
400,000	Berkshire Hathaway Finance Corp.	AA+	2.45%	12/15/2015	N/A	411,804
383,000	Berkshire Hathaway, Inc.	AA+	3.20%	02/11/2015	N/A	403,050
500,000	Manulife Financial Corp. (Canada)	A-	3.40%	09/17/2015	N/A	494,331
38,000	Marsh & McLennan Cos., Inc.	BBB-	5.75%	09/15/2015	N/A	42,036
300,000	MetLife, Inc.	A-	5.00%	06/15/2015	N/A	325,712
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.50%	09/29/2015	N/A	299,030
206,000	Prudential Financial, Inc., Series MTN	A	3.88%	01/14/2015	N/A	211,807
400,000	Prudential Financial, Inc., Series MTN	A	4.75%	09/17/2015	N/A	420,466
250,000	Transatlantic Holdings, Inc.	BBB+	5.75%	12/14/2015	N/A	266,793
						4,110,171

	Internet – 0.3%
200,000	eBay, Inc.	A	1.63%	10/15/2015	N/A	199,596

	Iron & Steel – 1.2%
350,000	ArcelorMittal (Luxembourg)	BBB-	9.00%	02/15/2015	N/A	383,495
400,000	ArcelorMittal (Luxembourg)	BBB-	3.75%	08/05/2015	N/A	379,702
						763,197

	Lodging – 0.1%
70,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.75%	08/15/2020	08/15/15 @ 104	75,775

	Media – 3.8%
305,000	Comcast Corp.	BBB+	6.50%	01/15/2015	N/A	344,820
300,000	Comcast Corp.	BBB+	5.85%	11/15/2015	N/A	340,190
100,000	COX Communications, Inc.	BBB	5.50%	10/01/2015	N/A	111,840
648,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.55%	03/15/2015	N/A	674,272
220,000	Discovery Communications, LLC	BBB	3.70%	06/01/2015	N/A	230,427

See notes to financial statements.

76 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Media (continued)
$300,000	TCI Communications, Inc.	BBB+	8.75%	08/01/2015	N/A	$366,522
150,000	Time Warner Cable, Inc.	BBB	3.50%	02/01/2015	N/A	156,381
250,000	Time Warner, Inc.	BBB	3.15%	07/15/2015	N/A	258,911
						2,483,363

	Miscellaneous Manufacturing – 0.2%
120,000	Tyco International Finance SA (Luxembourg)	A-	3.38%	10/15/2015	N/A	125,149

	Office & Business Equipment – 0.5%
329,000	Xerox Corp.	BBB-	4.25%	02/15/2015	N/A	342,354

	Oil & Gas – 6.7%
958,000	BP Capital Markets PLC (United Kingdom)	A	3.88%	03/10/2015	N/A	1,012,000
500,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	10/01/2015	N/A	516,503
534,000	ConocoPhillips	A	4.60%	01/15/2015	N/A	591,367
400,000	EOG Resources, Inc.	A-	2.95%	06/01/2015	N/A	417,158
610,000	Shell International Finance BV (Netherlands)	AA	3.10%	06/28/2015	N/A	649,234
200,000	Shell International Finance BV (Netherlands)(b)	AA	3.25%	09/22/2015	N/A	214,025
300,000	Total Capital SA (France)	AA-	3.00%	06/24/2015	N/A	316,054
300,000	Total Capital SA (France)	AA-	3.13%	10/02/2015	N/A	318,755
350,000	Transocean, Inc. (Cayman Islands)	BBB-	4.95%	11/15/2015	N/A	355,259
						4,390,355

	Pharmaceuticals – 4.4%
500,000	Abbott Laboratories	AA	2.70%	05/27/2015	N/A	524,197
200,000	Medco Health Solutions, Inc.	BBB+	2.75%	09/15/2015	N/A	198,370
255,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	285,469
400,000	Merck & Co., Inc.	AA	4.00%	06/30/2015	N/A	437,562
508,000	Novartis Capital Corp.	AA-	2.90%	04/24/2015	N/A	533,705
763,000	Pfizer, Inc.	AA	5.35%	03/15/2015	N/A	863,170
						2,842,473

	Pipelines – 1.4%
280,000	Energy Transfer Partners, LP	BBB-	5.95%	02/01/2015	N/A	304,424
130,000	TransCanada PipeLines Ltd. (Canada)	A-	3.40%	06/01/2015	N/A	137,551
440,000	Williams Partners, LP	BBB-	3.80%	02/15/2015	N/A	461,189
						903,164

	Real Estate Investment Trusts – 1.3%
200,000	Simon Property Group, LP	A-	5.10%	06/15/2015	N/A	216,967
554,000	Simon Property Group, LP	A-	5.75%	12/01/2015	09/02/15 @ 100	615,297
						832,264

	Retail – 3.5%
200,000	AutoZone, Inc.	BBB	5.75%	01/15/2015	N/A	221,684
300,000	CVS Caremark Corp.	BBB+	3.25%	05/18/2015	N/A	315,788
400,000	Lowe’s Cos., Inc.	A-	5.00%	10/15/2015	N/A	447,863
160,000	Macy’s Retail Holdings, Inc.	BBB-	8.13%	07/15/2015	N/A	184,719

See notes to financial statements.

Semiannual Report | November 30, 2011 | 77

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Retail (continued)
$200,000	Wal-Mart Stores, Inc.	AA	2.88%	04/01/2015	N/A	$211,797
408,000	Wal-Mart Stores, Inc.	AA	4.50%	07/01/2015	N/A	455,561
110,000	Wal-Mart Stores, Inc.	AA	2.25%	07/08/2015	N/A	114,209
300,000	Wal-Mart Stores, Inc.	AA	1.50%	10/25/2015	N/A	302,963
						2,254,584

	Software – 1.6%
340,000	Adobe Systems, Inc.	BBB+	3.25%	02/01/2015	N/A	355,810
660,000	Microsoft Corp.	AAA	1.63%	09/25/2015	N/A	675,885
						1,031,695

	Telecommunications – 5.1%
400,000	American Tower Corp.	BB+	4.63%	04/01/2015	N/A	417,441
500,000	AT&T, Inc.	A-	2.50%	08/15/2015	N/A	514,639
250,000	France Telecom SA (France)	A-	2.13%	09/16/2015	N/A	246,376
500,000	Rogers Communications, Inc. (Canada)	BBB	7.50%	03/15/2015	N/A	584,565
366,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	10/01/2015	N/A	331,366
100,000	Telefonica Emisiones SAU (Spain)	BBB+	4.95%	01/15/2015	N/A	98,778
100,000	Telefonica Emisiones SAU (Spain)	BBB+	3.73%	04/27/2015	N/A	94,790
250,000	Verizon Communications, Inc.	A-	4.90%	09/15/2015	N/A	279,545
300,000	Vodafone Group PLC (United Kingdom)	A-	5.38%	01/30/2015	N/A	332,926
220,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	09/15/2015	N/A	244,665
200,000	Vodafone Group PLC (United Kingdom)	A-	3.38%	11/24/2015	N/A	211,392
						3,356,483

	Transportation – 0.4%
250,000	CSX Corp.	BBB	6.25%	04/01/2015	N/A	286,622

	Total Corporate Bonds – 99.2%
	(Cost $65,471,871)					64,802,186

See notes to financial statements.

78 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.4%
261,568	BNY Mellon Securities Lending Overnight Fund, 0.1250% (c) (d)
	(Cost $261,568)	$261,568

	Total Investments – 99.6%
	(Cost $65,733,439)	65,063,754

	Other Assets in excess of Liabilities – 0.4%	259,300
	Net Assets – 100.0%	$65,323,054

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $138,976, which represents 0.2% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2011.

(c)	At November 30, 2011, the total market value of the Fund’s securities on loan was $254,881 and the total market value of the collateral held by the Fund was $261,568.

(d)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 79

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.7%
	Advertising – 0.5%
$300,000	Omnicom Group, Inc.	BBB+	5.90%	04/15/2016	N/A	$332,984

	Aerospace & Defense – 1.1%
300,000	Boeing Co.	A	3.75%	11/20/2016	N/A	327,942
300,000	General Dynamics Corp.	A	2.25%	07/15/2016	N/A	308,241
						636,183

	Agriculture – 1.3%
100,000	Lorillard Tobacco Co.	BBB-	3.50%	08/04/2016	N/A	100,515
400,000	Philip Morris International, Inc.	A	2.50%	05/16/2016	N/A	410,548
200,000	Reynolds American, Inc.	BBB-	7.63%	06/01/2016	N/A	238,308
						749,371

	Auto Parts & Equipment – 0.3%
170,000	Johnson Controls, Inc.	BBB+	5.50%	01/15/2016	N/A	190,092

	Banks – 31.0%
300,000	Abbey National Treasury Services PLC (United Kingdom)	AA-	4.00%	04/27/2016	N/A	268,016
400,000	Bank of America Corp., Series MTN	A-	3.63%	03/17/2016	N/A	352,381
500,000	Bank of America Corp., Series 1	A-	3.75%	07/12/2016	N/A	435,548
920,000	Bank of America Corp.	A-	6.50%	08/01/2016	N/A	890,254
300,000	Bank of America Corp.	A-	5.63%	10/14/2016	N/A	277,624
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.50%	01/15/2016	N/A	385,217
250,000	Bank of New York Mellon Corp., Series MTN	A+	2.30%	07/28/2016	N/A	250,117
250,000	Bank of Nova Scotia (Canada)	AA-	2.90%	03/29/2016	N/A	258,219
708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A+	5.00%	09/22/2016	N/A	719,136
200,000	BB&T Corp., Series MTN	A	3.20%	03/15/2016	02/16/16 @ 100	206,844
524,000	BB&T Corp., Series MTN	A	3.95%	04/29/2016	N/A	558,187
400,000	BNP Paribas SA, Series MTN (France)	AA-	3.60%	02/23/2016	N/A	375,603
150,000	Capital One Financial Corp.	BBB	3.15%	07/15/2016	N/A	149,748
227,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	233,259
384,000	Citigroup, Inc.	A-	5.30%	01/07/2016	N/A	397,529
300,000	Citigroup, Inc.	A-	5.85%	08/02/2016	N/A	316,327
300,000	Deutsche Bank AG, Series 1 (Germany)	A+	3.25%	01/11/2016	N/A	300,234
300,000	Fifth Third Bancorp	BBB	3.63%	01/25/2016	N/A	301,090
608,000	Goldman Sachs Group, Inc.	A-	5.35%	01/15/2016	N/A	617,387
1,400,000	Goldman Sachs Group, Inc.	A-	3.63%	02/07/2016	N/A	1,319,226
500,000	Goldman Sachs Group, Inc.	A-	5.75%	10/01/2016	N/A	509,869
442,000	JPMorgan Chase & Co.	A	2.60%	01/15/2016	N/A	429,707
975,000	JPMorgan Chase & Co.	A	3.45%	03/01/2016	N/A	968,162
1,150,000	JPMorgan Chase & Co.	A	3.15%	07/05/2016	N/A	1,134,075
300,000	JPMorgan Chase Bank NA, Series BKNT	A	5.88%	06/13/2016	N/A	318,229
500,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.88%	01/21/2016	N/A	489,126
800,000	Morgan Stanley	A-	3.80%	04/29/2016	N/A	705,014
350,000	Morgan Stanley, Series MTN	A-	5.75%	10/18/2016	N/A	324,297
300,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.88%	04/19/2016	N/A	309,165
450,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.30%	07/20/2016	N/A	454,756

See notes to financial statements.

80 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Banks (continued)
$400,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.38%	03/16/2016	N/A	$378,649
300,000	State Street Corp.	A+	2.88%	03/07/2016	N/A	307,821
250,000	SunTrust Banks, Inc.	BBB	3.60%	04/15/2016	03/15/16 @ 100	251,005
400,000	Svenska Handelsbanken AB (Sweden)	AA-	3.13%	07/12/2016	N/A	399,754
300,000	Toronto-Dominion Bank (Canada)	AA-	2.50%	07/14/2016	N/A	304,197
500,000	Toronto-Dominion Bank (Canada)	AA-	2.38%	10/19/2016	N/A	505,426
200,000	UBS AG (Switzerland)	BBB	5.88%	07/15/2016	N/A	203,257
250,000	US Bancorp	BBB+	3.44%	02/01/2016	N/A	253,020
461,000	Wachovia Corp.	A	5.63%	10/15/2016	N/A	492,743
600,000	Wells Fargo & Co.	A+	3.68%	06/15/2016	N/A	628,742
100,000	Wells Fargo & Co.	A	5.13%	09/15/2016	N/A	105,604
300,000	Wells Fargo Bank NA	A+	5.75%	05/16/2016	N/A	326,294
						18,410,858

	Beverages – 0.9%
45,000	Beam, Inc.	BBB-	5.38%	01/15/2016	N/A	48,960
100,000	Bottling Group, LLC	A	5.50%	04/01/2016	N/A	116,408
80,000	Dr Pepper Snapple Group, Inc.	BBB	2.90%	01/15/2016	N/A	82,734
300,000	PepsiCo, Inc.	A-	2.50%	05/10/2016	N/A	310,082
						558,184

	Biotechnology – 0.2%
100,000	Amgen, Inc.	A+	2.30%	06/15/2016	N/A	98,142

	Building Materials – 2.0%
306,000	CRH America, Inc.	BBB+	6.00%	09/30/2016	N/A	324,862
150,000	Lafarge SA (France)	BB+	6.50%	07/15/2016	N/A	152,494
493,000	Masco Corp.	BBB-	6.13%	10/03/2016	N/A	500,049
200,000	Owens Corning	BBB-	6.50%	12/01/2016	N/A	212,838
						1,190,243

	Chemicals – 1.1%
150,000	Dow Chemical Co.	BBB	2.50%	02/15/2016	N/A	150,688
40,000	EI du Pont de Nemours & Co.	A	2.75%	04/01/2016	N/A	42,224
152,000	EI du Pont de Nemours & Co.	A	5.25%	12/15/2016	N/A	177,346
300,000	El du Pont de Nemours & Co.	A	1.95%	01/15/2016	N/A	306,943
						677,201

	Commercial Services – 0.6%
300,000	Western Union Co.	A-	5.93%	10/01/2016	N/A	335,616

	Computers – 2.6%
300,000	Hewlett-Packard Co.	A	2.65%	06/01/2016	N/A	304,852
400,000	Hewlett-Packard Co.	A	3.00%	09/15/2016	N/A	410,418
500,000	International Business Machines Corp.	A+	2.00%	01/05/2016	N/A	510,283
300,000	International Business Machines Corp.	A+	1.95%	07/22/2016	N/A	305,623
						1,531,176

	Cosmetics & Personal Care – 0.5%
300,000	Procter & Gamble Co.	AA-	1.45%	08/15/2016	N/A	300,283

See notes to financial statements.

Semiannual Report | November 30, 2011 | 81

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services – 9.5%
$400,000	American Express Co.	BBB+	5.50%	09/12/2016	N/A	$443,380
400,000	American Express Credit Corp., Series MTN	BBB+	2.80%	09/19/2016	N/A	396,287
100,000	Boeing Capital Corp.	A	2.13%	08/15/2016	07/15/16 @ 100	101,460
300,000	Caterpillar Financial Services Corp.	A	2.05%	08/01/2016	N/A	302,541
50,000	Countrywide Financial Corp.	BBB+	6.25%	05/15/2016	N/A	46,550
304,000	Credit Suisse USA, Inc.	A+	5.38%	03/02/2016	N/A	321,002
100,000	Credit Suisse USA, Inc.	A+	5.85%	08/16/2016	N/A	107,317
462,000	General Electric Capital Corp., Series MTN	AA+	5.00%	01/08/2016	N/A	496,783
350,000	General Electric Capital Corp.	AA+	2.95%	05/09/2016	N/A	350,877
250,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	272,833
453,000	HSBC Finance Corp.	A	5.50%	01/19/2016	N/A	473,328
250,000	International Lease Finance Corp.	BBB-	5.75%	05/15/2016	N/A	226,524
100,000	John Deere Capital Corp., Series MTN	A	2.25%	06/07/2016	N/A	102,336
300,000	John Deere Capital Corp., Series MTN	A	1.85%	09/15/2016	N/A	299,736
708,000	Merrill Lynch & Co., Inc.	BBB+	6.05%	05/16/2016	N/A	664,943
300,000	Nomura Holdings, Inc., Series MTN (Japan)(a)	BBB+	4.13%	01/19/2016	N/A	288,490
400,000	SLM Corp., Series MTN	BBB-	6.25%	01/25/2016	N/A	380,687
100,000	Toyota Motor Credit Corp.	AA-	2.80%	01/11/2016	N/A	103,017
250,000	Toyota Motor Credit Corp., Series MTN	AA-	2.00%	09/15/2016	N/A	248,990
						5,627,081

	Electric – 0.1%
80,000	Southern Co.	A-	1.95%	09/01/2016	N/A	80,618

	Electronics – 1.0%
180,000	Thermo Fisher Scientific, Inc.	A	3.20%	03/01/2016	N/A	189,642
400,000	Thermo Fisher Scientific, Inc.	A	2.25%	08/15/2016	N/A	405,731
						595,373

	Environmental Control – 0.1%
40,000	Waste Management, Inc.	BBB	2.60%	09/01/2016	N/A	40,663

	Food – 2.3%
300,000	Kellogg Co.	BBB+	4.45%	05/30/2016	N/A	333,034
831,000	Kraft Foods, Inc.	BBB-	4.13%	02/09/2016	N/A	891,780
150,000	Tyson Foods, Inc.	BBB-	6.85%	04/01/2016	N/A	165,188
						1,390,002

	Gas – 0.9%
461,000	National Grid PLC (United Kingdom)	BBB+	6.30%	08/01/2016	N/A	529,451

	Health Care Products – 1.0%
300,000	Baxter International, Inc.	A+	5.90%	09/01/2016	N/A	355,937
200,000	Boston Scientific Corp.	BBB-	6.40%	06/15/2016	N/A	223,566
						579,503

	Health Care Services – 1.9%
200,000	Aetna, Inc.	A-	6.00%	06/15/2016	N/A	230,910
300,000	Humana, Inc.	BBB	6.45%	06/01/2016	N/A	332,146
523,000	WellPoint, Inc.	A-	5.25%	01/15/2016	N/A	582,549
						1,145,605

See notes to financial statements.

82 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Insurance – 3.3%
$140,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.50%	08/01/2016	N/A	$157,584
500,000	American International Group, Inc.	A-	4.88%	09/15/2016	N/A	468,418
250,000	American International Group, Inc.	A-	5.60%	10/18/2016	N/A	240,421
150,000	AON Corp.	BBB+	3.13%	05/27/2016	N/A	150,598
300,000	Berkshire Hathaway, Inc.	AA+	2.20%	08/15/2016	N/A	304,981
463,000	MetLife, Inc.	A-	6.75%	06/01/2016	N/A	526,468
100,000	Prudential Financial, Inc., Series MTN	A	3.00%	05/12/2016	N/A	99,059
						1,947,529

	Internet – 0.2%
100,000	Google, Inc.	AA-	2.13%	05/19/2016	N/A	103,301

	Iron & Steel – 0.1%
100,000	ArcelorMittal (Luxembourg)	BBB-	3.75%	03/01/2016	N/A	92,994

	Lodging – 0.3%
150,000	Wyndham Worldwide Corp.	BBB-	6.00%	12/01/2016	N/A	163,241

	Machinery-Construction & Mining – 0.4%
200,000	Caterpillar, Inc.	A	5.70%	08/15/2016	N/A	234,768

	Media – 4.3%
100,000	Comcast Corp.	BBB+	5.90%	03/15/2016	N/A	114,105
500,000	Comcast Corp.	BBB+	4.95%	06/15/2016	N/A	551,476
350,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	3.50%	03/01/2016	N/A	360,723
80,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	3.13%	02/15/2016	N/A	81,246
400,000	Time Warner, Inc.	BBB	5.88%	11/15/2016	N/A	460,227
493,000	Viacom, Inc.	BBB+	6.25%	04/30/2016	N/A	571,640
300,000	Walt Disney Co.	A	1.35%	08/16/2016	N/A	299,604
100,000	Walt Disney Co., Series MTNC	A	5.63%	09/15/2016	N/A	118,800
						2,557,821

	Office & Business Equipment – 0.9%
300,000	Pitney Bowes, Inc., Series MTN	BBB+	4.75%	01/15/2016	N/A	310,406
200,000	Xerox Corp.	BBB-	6.40%	03/15/2016	N/A	222,769
						533,175

	Oil & Gas – 4.5%
462,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	517,219
600,000	BP Capital Markets PLC (United Kingdom)	A	3.20%	03/11/2016	N/A	624,071
462,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.63%	10/15/2016	N/A	538,523
70,000	Devon Energy Corp.	BBB+	2.40%	07/15/2016	06/15/16 @ 100	71,301
300,000	Ensco PLC (United Kingdom)	BBB+	3.25%	03/15/2016	N/A	305,654
250,000	Occidental Petroleum Corp.	A	2.50%	02/01/2016	N/A	260,763
180,000	Occidental Petroleum Corp.	A	4.13%	06/01/2016	N/A	199,784
150,000	Total Capital SA (France)	AA-	2.30%	03/15/2016	N/A	153,765
						2,671,080

	Pharmaceuticals – 5.6%
923,000	Abbott Laboratories	AA	5.88%	05/15/2016	N/A	1,081,701
100,000	Allergan, Inc.	A+	5.75%	04/01/2016	N/A	115,860
350,000	Express Scripts, Inc.	BBB+	3.13%	05/15/2016	N/A	347,783

See notes to financial statements.

Semiannual Report | November 30, 2011 | 83

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Pharmaceuticals (continued)
$100,000	Johnson & Johnson	AAA	2.15%	05/15/2016	N/A	$103,751
400,000	McKesson Corp.	A-	3.25%	03/01/2016	N/A	422,739
300,000	Merck & Co., Inc.	AA	2.25%	01/15/2016	N/A	310,407
400,000	Sanofi (France)	AA-	2.63%	03/29/2016	N/A	413,996
463,000	Wyeth	AA	5.50%	02/15/2016	N/A	538,025
						3,334,262

	Pipelines – 0.9%
200,000	Enterprise Products Operating, LLC	BBB-	3.20%	02/01/2016	N/A	207,825
200,000	Kinder Morgan Energy Partners, LP	BBB	3.50%	03/01/2016	N/A	207,591
100,000	ONEOK Partners, LP	BBB	3.25%	02/01/2016	01/01/16 @ 100	102,427
						517,843

	Real Estate Investment Trusts – 1.7%
400,000	ERP Operating, LP	BBB+	5.13%	03/15/2016	N/A	430,553
150,000	HCP, Inc.	BBB	3.75%	02/01/2016	N/A	150,401
400,000	Simon Property Group, LP	A-	5.25%	12/01/2016	09/02/16 @ 100	437,166
						1,018,120

	Retail – 3.9%
100,000	CVS Caremark Corp.	BBB+	6.13%	08/15/2016	N/A	116,397
1,046,000	Home Depot, Inc.	A-	5.40%	03/01/2016	N/A	1,197,653
300,000	Lowe’s Cos., Inc.	A-	5.40%	10/15/2016	N/A	346,130
399,000	Macy’s Retail Holdings, Inc.	BBB-	5.90%	12/01/2016	N/A	443,856
100,000	Target Corp.	A+	5.88%	07/15/2016	N/A	118,054
100,000	Wal-Mart Stores, Inc.	AA	2.80%	04/15/2016	N/A	106,300
						2,328,390

	Semiconductors – 1.4%
500,000	Intel Corp.	A+	1.95%	10/01/2016	N/A	506,245
300,000	Texas Instruments, Inc.	A+	2.38%	05/16/2016	N/A	310,871
						817,116

	Software – 1.6%
160,000	Fiserv, Inc.	BBB-	3.13%	06/15/2016	N/A	162,681
100,000	Microsoft Corp.	AAA	2.50%	02/08/2016	N/A	105,323
585,000	Oracle Corp.	A	5.25%	01/15/2016	N/A	671,658
						939,662

	Telecommunications – 10.1%
300,000	AT&T, Inc.	A-	2.95%	05/15/2016	N/A	310,390
399,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	457,047
500,000	AT&T, Inc.	A-	2.40%	08/15/2016	N/A	506,016
985,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	1,140,083
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.75%	03/23/2016	N/A	584,351
677,000	Embarq Corp.	BB	7.08%	06/01/2016	N/A	716,910
280,000	Qwest Corp.	BBB-	8.38%	05/01/2016	N/A	318,850
300,000	Telefonica Emisiones SAU (Spain)	BBB+	3.99%	02/16/2016	N/A	281,313
500,000	Telefonica Emisiones SAU (Spain)	BBB+	6.42%	06/20/2016	N/A	507,669

See notes to financial statements.

84 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Telecommunications (continued)
$399,000	Verizon Communications, Inc.	A-	5.55%	02/15/2016	N/A	$452,622
400,000	Verizon Communications, Inc.	A-	3.00%	04/01/2016	N/A	415,988
300,000	Vodafone Group PLC (United Kingdom)	A-	5.75%	03/15/2016	N/A	343,520
						6,034,759

	Transportation – 0.6%
300,000	Norfolk Southern Corp.	BBB+	5.75%	01/15/2016	N/A	343,555

	Total Corporate Bonds – 98.7%
	(Cost $59,248,834)					58,636,245

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.5%
300,000	BNY Mellon Securities Lending Overnight Fund, 0.1250%(b) (c)
	(Cost $300,000)	300,000

	Total Investments – 99.2%
	(Cost $59,548,834)	58,936,245
	Other Assets in excess of Liabilities – 0.8%	495,332
	Net Assets – 100.0%	$59,431,577

AB – Stock Company

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2011.

(b)	At November 30, 2011, the total market value of the Fund’s securities on loan was $292,971 and the total market value of the collateral held by the Fund was $300,000.

(c)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 85

Portfolio of Investments (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.1%
	Aerospace & Defense – 0.7%
$271,000	United Technologies Corp.	A	5.38%	12/15/2017	N/A	$319,675

	Agriculture – 0.2%
70,000	Reynolds American, Inc.	BBB-	6.75%	06/15/2017	N/A	79,539

	Banks – 34.6%
250,000	American Express Bank FSB, Series BKNT	BBB+	6.00%	09/13/2017	N/A	280,189
500,000	American Express Centurion Bank, Series BKN1	BBB+	6.00%	09/13/2017	N/A	561,483
200,000	Bank of America Corp.	BBB+	5.42%	03/15/2017	N/A	180,027
570,000	Bank of America Corp.	A-	6.00%	09/01/2017	N/A	524,430
945,000	Bank of America Corp.	A-	5.75%	12/01/2017	N/A	863,004
250,000	Bank of America NA, Series BKNT	A-	5.30%	03/15/2017	N/A	219,610
427,000	Capital One Financial Corp.	BBB	6.75%	09/15/2017	N/A	476,768
348,000	Citigroup, Inc.	BBB+	5.50%	02/15/2017	N/A	349,075
546,000	Citigroup, Inc.	A-	6.00%	08/15/2017	N/A	568,906
1,088,000	Citigroup, Inc.	A-	6.13%	11/21/2017	N/A	1,134,523
500,000	Comerica Bank	A-	5.20%	08/22/2017	N/A	536,975
816,000	Deutsche Bank AG (Germany)	A+	6.00%	09/01/2017	N/A	908,663
100,000	Fifth Third Bank	BBB-	5.45%	01/15/2017	N/A	104,852
750,000	Goldman Sachs Group, Inc.	BBB+	5.63%	01/15/2017	N/A	728,779
936,000	Goldman Sachs Group, Inc.	A-	6.25%	09/01/2017	N/A	959,464
300,000	JPMorgan Chase & Co.	A-	6.13%	06/27/2017	N/A	321,621
250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.00%	07/05/2017	N/A	265,044
750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.00%	10/01/2017	N/A	803,477
897,000	Morgan Stanley, Series GMTN	A-	5.45%	01/09/2017	N/A	827,769
900,000	Morgan Stanley, Series MTN	A-	5.55%	04/27/2017	N/A	833,403
300,000	Morgan Stanley, Series MTN	A-	6.25%	08/28/2017	N/A	285,030
750,000	Morgan Stanley, Series MTN	A-	5.95%	12/28/2017	N/A	704,575
300,000	PNC Bank NA, Series BKNT	A	4.88%	09/21/2017	N/A	314,246
300,000	PNC Funding Corp.	A-	5.63%	02/01/2017	N/A	327,615
300,000	SunTrust Bank, Inc.	BBB	6.00%	09/11/2017	N/A	330,135
793,000	UBS AG, Series BKNT (Switzerland)	A	5.88%	12/20/2017	N/A	823,380
400,000	Wachovia Bank NA, Series BKNT	A+	6.00%	11/15/2017	N/A	445,993
619,000	Wachovia Corp.	A+	5.75%	06/15/2017	N/A	699,087
816,000	Wells Fargo & Co.	A+	5.63%	12/11/2017	N/A	917,386
						16,295,509

	Beverages – 1.5%
70,000	Coca-Cola Co.	A+	5.35%	11/15/2017	N/A	83,822
537,000	Diageo Capital PLC (United Kingdom)	A-	5.75%	10/23/2017	N/A	627,469
						711,291

	Biotechnology – 1.5%
636,000	Amgen, Inc.	A+	5.85%	06/01/2017	N/A	720,942

See notes to financial statements.

86 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Chemicals – 1.2%
$350,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.25%	12/01/2017	N/A	$362,167
175,000	ROHM & Haas Co.	BBB	6.00%	09/15/2017	N/A	199,868
						562,035

	Commercial Services – 0.1%
70,000	RR Donnelley & Sons Co.	BB+	6.13%	01/15/2017	N/A	65,100

	Computers – 2.8%
250,000	Hewlett-Packard Co.	BBB+	5.40%	03/01/2017	N/A	284,474
846,000	International Business Machines Corp.	A+	5.70%	09/14/2017	N/A	1,014,409
						1,298,883

	Diversified Financial Services – 10.7%
427,000	American Express Co.	BBB+	6.15%	08/28/2017	N/A	482,217
500,000	Bear Stearns Cos., LLC	A-	5.55%	01/22/2017	N/A	525,210
851,000	Bear Stearns Cos., LLC	A	6.40%	10/02/2017	N/A	924,852
100,000	BlackRock, Inc.	A+	6.25%	09/15/2017	N/A	114,948
100,000	Eaton Vance Corp.	A-	6.50%	10/02/2017	N/A	108,177
576,000	General Electric Capital Corp., Series MTN	AA+	5.40%	02/15/2017	N/A	629,855
892,000	General Electric Capital Corp., Series MTN	AA+	5.63%	09/15/2017	N/A	980,582
100,000	John Deere Capital Corp., Series MTN	A	2.80%	09/18/2017	N/A	104,021
100,000	Merrill Lynch & Co., Inc.	BBB+	5.70%	05/02/2017	N/A	90,341
738,000	Merrill Lynch & Co., Inc.	A-	6.40%	08/28/2017	N/A	707,937
300,000	National Rural Utilities Cooperative Finance Corp.	A+	5.45%	04/10/2017	N/A	343,560
						5,011,700

	Electric – 1.7%
252,000	Exelon Generation Co., LLC	BBB	6.20%	10/01/2017	N/A	288,557
370,000	Pacific Gas & Electric Co.	BBB+	5.63%	11/30/2017	N/A	436,640
70,000	Virginia Electric & Power Co.	A-	5.95%	09/15/2017	N/A	83,835
						809,032

	Electronics – 0.4%
150,000	Agilent Technologies, Inc.	BBB-	6.50%	11/01/2017	N/A	173,132

	Food – 3.2%
100,000	ConAgra Foods, Inc.	BBB	5.82%	06/15/2017	N/A	111,941
400,000	General Mills Inc.	BBB+	5.70%	02/15/2017	N/A	469,876
619,000	Kraft Foods, Inc.	BBB-	6.50%	08/11/2017	N/A	726,840
70,000	Kroger Co.	BBB	6.40%	08/15/2017	N/A	82,735
100,000	Safeway, Inc.	BBB	6.35%	08/15/2017	N/A	112,510
						1,503,902

	Health Care Products – 1.9%
463,000	Covidien International Finance SA (Luxembourg)	A	6.00%	10/15/2017	N/A	551,964
300,000	Hospira, Inc.	BBB+	6.05%	03/30/2017	N/A	338,698
						890,662

	Health Care Services – 0.2%
70,000	WellPoint, Inc.	A-	5.88%	06/15/2017	N/A	79,878

See notes to financial statements.

Semiannual Report | November 30, 2011 | 87

Portfolio of Investments (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Household Products & Housewares – 0.7%
$259,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	N/A	$313,556

	Insurance – 2.3%
100,000	ACE INA Holdings	A	5.70%	02/15/2017	N/A	113,516
400,000	American International Group, Inc., Series MTN	A-	5.45%	05/18/2017	N/A	380,009
100,000	Hartford Financial Services Group, Inc.	BBB	5.38%	03/15/2017	N/A	98,710
350,000	Prudential Financial, Inc., Series MTN	A	6.00%	12/01/2017	N/A	381,525
90,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	N/A	98,626
						1,072,386

	Iron & Steel – 0.3%
130,000	Nucor Corp.	A	5.75%	12/01/2017	N/A	152,740

	Media – 5.1%
32,000	Comcast Cable Communications, LLC	BBB+	8.88%	05/01/2017	N/A	40,894
500,000	Comcast Corp.	BBB+	6.50%	01/15/2017	N/A	585,720
369,000	Comcast Corp.	BBB+	6.30%	11/15/2017	N/A	434,203
858,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	N/A	967,790
300,000	Viacom, Inc.	BBB+	6.13%	10/05/2017	N/A	347,569
						2,376,176

	Mining – 0.3%
146,000	Alcoa, Inc.(a)	BBB-	5.55%	02/01/2017	N/A	154,703

	Miscellaneous Manufacturing – 4.0%
1,509,000	General Electric Co.	AA+	5.25%	12/06/2017	N/A	1,689,935
184,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.55%	10/01/2017	N/A	212,490
						1,902,425

	Office & Business Equipment – 0.6%
70,000	Pitney Bowes, Inc., Series MTN	BBB+	5.75%	09/15/2017	N/A	74,370
200,000	Xerox Corp.	BBB-	6.75%	02/01/2017	N/A	229,300
						303,670

	Oil & Gas – 6.4%
622,000	Anadarko Petroleum Corp.	BBB-	6.38%	09/15/2017	N/A	713,755
780,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.70%	05/15/2017	N/A	908,504
213,000	EOG Resources, Inc.	A-	5.88%	09/15/2017	N/A	253,601
387,000	Marathon Oil Corp.	BBB	6.00%	10/01/2017	N/A	449,051
70,000	Statoil ASA (Norway)	AA-	3.13%	08/17/2017	N/A	73,453
532,000	Valero Energy Corp.	BBB	6.13%	06/15/2017	N/A	597,395
						2,995,759

	Oil & Gas Services – 0.1%
60,000	Weatherford International, Inc.	BBB	6.35%	06/15/2017	N/A	67,154

See notes to financial statements.

88 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Pharmaceuticals – 5.1%
$622,000	Abbott Laboratories	AA	5.60%	11/30/2017	N/A	$736,594
582,000	AstraZeneca PLC (United Kingdom)	AA-	5.90%	09/15/2017	N/A	697,900
300,000	ELI Lilly & Co.	AA-	5.20%	03/15/2017	N/A	343,333
146,000	Johnson & Johnson	AAA	5.55%	08/15/2017	N/A	175,862
70,000	McKesson Corp.	A-	5.70%	03/01/2017	N/A	81,497
300,000	Merck & Co., Inc.	AA	6.00%	09/15/2017	N/A	367,380
						2,402,566

	Pipelines – 1.9%
520,000	Enterprise Products Operating, LLC, Series L	BBB-	6.30%	09/15/2017	N/A	605,015
250,000	Kinder Morgan Energy Partners LP	BBB	6.00%	02/01/2017	N/A	280,501
						885,516

	Real Estate Investment Trusts – 0.8%
100,000	ERP Operating, LP	BBB+	5.75%	06/15/2017	N/A	108,709
70,000	HCP, Inc.	BBB	6.00%	01/30/2017	N/A	74,713
150,000	Simon Property Group, LP	A-	5.88%	03/01/2017	12/01/16 @ 100	169,289
						352,711

	Retail – 5.8%
427,000	Costco Wholesale Corp.	A+	5.50%	03/15/2017	N/A	511,452
699,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	N/A	808,280
500,000	Kohl’s Corp.	BBB+	6.25%	12/15/2017	N/A	591,138
300,000	Starbucks Corp.	BBB+	6.25%	08/15/2017	N/A	355,346
300,000	Target Corp.	A+	5.38%	05/01/2017	N/A	351,811
108,000	Wal-Mart Stores, Inc.	AA	5.38%	04/05/2017	N/A	126,773
						2,744,800

	Software – 0.3%
120,000	Fiserv, Inc.	BBB-	6.80%	11/20/2017	N/A	140,573

	Telecommunications – 2.9%
300,000	CenturyLink, Inc.	BB	6.00%	04/01/2017	N/A	302,972
100,000	Qwest Corp.	BBB-	6.50%	06/01/2017	N/A	107,250
100,000	Telefonica Emisiones SAU (Spain)	BBB+	6.22%	07/03/2017	N/A	99,031
159,000	Verizon Communications, Inc.	A-	5.50%	04/01/2017	N/A	183,234
581,000	Vodafone Group PLC (United Kingdom)	A-	5.63%	02/27/2017	N/A	670,081
						1,362,568

	Transportation – 0.6%
250,000	Burlington Northern Santa Fe, LLC	BBB+	5.65%	05/01/2017	N/A	286,733

	Water – 0.2%
95,000	American Water Capital Corp.	BBB+	6.09%	10/15/2017	N/A	110,203

	Total Corporate Bonds – 98.1%
	(Cost $46,660,419)					46,145,519

See notes to financial statements.

Semiannual Report | November 30, 2011 | 89

Portfolio of Investments (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

Number
of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.3%
160,600	BNY Mellon Securities Lending Overnight Fund, 0.1250%(b) (c)
	(Cost $160,600)	$160,600

	Total Investments – 98.4%
	(Cost $46,821,019)	46,306,119
	Other Assets in excess of Liabilities – 1.6%	752,664
	Net Assets – 100.0%	$47,058,783

AG – Stock Corporation

ASA – Stock Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2011.

(b)	At November 30, 2011, the total market value of the Fund’s securities on loan was $154,703 and the total market value of the collateral held by the Fund was $160,600.

(c)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

90 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 98.1%
	Airlines – 1.9%
$1,050,000	Air Canada (Canada)(a)	B+	9.25%	08/01/2015	08/01/12 @ 107	$960,750
399,000	American Airlines, Inc.(b)	D	10.50%	10/15/2012	N/A	357,105
						1,317,855

	Auto Parts & Equipment – 2.9%
1,780,000	Goodyear Tire & Rubber Co.	B+	10.50%	05/15/2016	05/15/12 @ 108	1,962,450

	Banks – 14.9%
584,000	Ally Financial, Inc.(c)	B+	7.00%	02/01/2012	N/A	584,159
684,000	Ally Financial, Inc.	B+	7.00%	02/01/2012	N/A	685,710
1,200,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	1,216,500
1,250,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	1,260,008
2,092,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	2,105,330
2,117,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	2,143,463
437,000	Ally Financial, Inc.	B+	7.00%	10/15/2012	04/15/12 @ 100	434,350
1,667,000	Regions Financial Corp.	BB	6.38%	05/15/2012	N/A	1,687,838
						10,117,358

	Chemicals – 1.4%
934,000	Nova Chemicals Corp. (Canada)	BB-	6.50%	01/15/2012	N/A	938,670

	Commercial Services – 2.2%
500,000	ARAMARK Corp.	B-	5.00%	06/01/2012	N/A	502,500
950,000	Laureate Education, Inc.(a)	CCC+	12.75%	08/15/2017	08/15/12 @ 106	964,250
						1,466,750

	Computers – 2.5%
1,100,000	SunGard Data Systems, Inc.	B	10.63%	05/15/2015	04/01/12 @ 105	1,166,000
454,000	Unisys Corp.(a)	BB+	12.75%	10/15/2014	10/15/12 @ 106	515,858
						1,681,858

	Diversified Financial Services – 14.4%
2,525,000	Ford Motor Credit Co., LLC	BB+	7.80%	06/01/2012	N/A	2,601,535
4,125,000	Ford Motor Credit Co., LLC	BB+	7.50%	08/01/2012	N/A	4,275,265
200,000	International Lease Finance Corp.	BBB-	4.75%	01/13/2012	N/A	199,750
550,000	International Lease Finance Corp., Series MTN	BBB-	5.40%	02/15/2012	N/A	550,688
500,000	International Lease Finance Corp.	BBB-	5.35%	03/01/2012	N/A	498,750
300,000	International Lease Finance Corp., Series MTN	BBB-	5.30%	05/01/2012	N/A	300,270
250,000	International Lease Finance Corp., Series MTN	BBB-	5.55%	09/05/2012	N/A	248,125
200,000	International Lease Finance Corp.(c)	BBB-	5.00%	09/15/2012	N/A	198,000
200,000	Springleaf Finance Corp., Series MTN(c)	B	5.90%	09/15/2012	N/A	187,000
750,000	Springleaf Finance Corp., Series MTNH	B	5.38%	10/01/2012	N/A	691,875
						9,751,258

	Electronics – 1.3%
800,000	Viasystems, Inc.(a)	BB-	12.00%	01/15/2015	07/15/12 @ 106	860,000

	Entertainment – 1.8%
1,060,000	FireKeepers Development Authority(a)	B+	13.88%	05/01/2015	05/01/12 @ 111	1,201,775

	Food – 0.3%
200,000	Dole Food Co., Inc.	B+	13.88%	03/15/2014	03/15/12 @ 114	232,500

See notes to financial statements.

Semiannual Report | November 30, 2011 | 91

Portfolio of Investments (unaudited) continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Forest Products & Paper – 1.3%
$200,000	PE Paper Escrow GmbH (Austria)(a)	BB	12.00%	08/01/2014	08/01/12 @ 106	$214,000
674,000	Verso Paper Holdings, LLC	BB-	11.50%	07/01/2014	01/01/12 @ 105	690,850
						904,850

	Health Care Products – 4.5%
2,850,000	Biomet, Inc.	B-	11.63%	10/15/2017	10/15/12 @ 106	3,063,750

	Health Care Services – 4.1%
1,178,000	HCA, Inc.	B-	6.95%	05/01/2012	N/A	1,195,670
1,567,000	HCA, Inc.	B-	6.30%	10/01/2012	N/A	1,598,340
						2,794,010

	Home Builders – 1.2%
750,000	Beazer Homes USA, Inc.	B	12.00%	10/15/2017	10/15/12 @ 106	783,750

	Household Products & Housewares – 2.1%
1,289,000	ACCO Brands Corp.	BB-	10.63%	03/15/2015	09/15/12 @ 105	1,434,013

	Iron & Steel – 3.0%
1,949,000	Steel Dynamics, Inc.	BB+	7.38%	11/01/2012	N/A	2,022,088

	Leisure Time – 1.5%
900,000	Brunswick Corp.(a)	B+	11.25%	11/01/2016	11/01/13 @ 106	1,048,500

	Lodging – 4.0%
1,208,000	MGM Resorts International(c)	B-	6.75%	09/01/2012	N/A	1,220,080
1,459,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	05/01/2012	N/A	1,500,946
						2,721,026

	Media – 6.3%
2,499,000	CCH II, LLC	B	13.50%	11/30/2016	11/30/12 @ 107	2,892,592
750,000	Gannett Co., Inc.	B+	6.38%	04/01/2012	N/A	757,500
600,000	Sirius XM Radio, Inc.(a)(c)	BBB-	9.75%	09/01/2015	09/01/12 @ 105	652,500
						4,302,592

	Oil & Gas – 2.4%
200,000	OPTI Canada, Inc. (Canada)(a)	NR	9.00%	12/15/2012	06/15/12 @ 100	204,000
1,333,000	Tesoro Corp.(c)	BB+	6.25%	11/01/2012	N/A	1,392,985
						1,596,985

	Packaging & Containers – 1.0%
700,000	Pactiv Corp.	B-	5.88%	07/15/2012	N/A	702,187

	Pipelines – 7.8%
2,410,000	Kinder Morgan Kansas, Inc.	BB	6.50%	09/01/2012	N/A	2,476,275
2,750,000	NGPL PipeCo, LLC(a)	BB+	6.51%	12/15/2012	N/A	2,819,314
						5,295,589

	Real Estate Investment Trusts – 2.3%
400,000	iStar Financial, Inc.	B+	5.15%	03/01/2012	N/A	399,000
1,150,000	Rouse Co., LP	BB+	7.20%	09/15/2012	N/A	1,173,000
						1,572,000

	Retail – 1.1%
169,000	GameStop Corp. / GameStop, Inc.	BB+	8.00%	10/01/2012	12/16/11 @ 100	169,845
500,000	HSN, Inc.	BB	11.25%	08/01/2016	08/01/12 @ 106	554,375
						724,220

See notes to financial statements.

92 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Software – 0.4%
$250,000	JDA Software Group, Inc.	BB-	8.00%	12/15/2014	12/15/12 @ 104	$270,625

	Telecommunications – 10.1%
932,000	Cricket Communications, Inc.	CCC+	10.00%	07/15/2015	07/15/12 @ 105	933,165
3,839,000	Sprint Capital Corp.	B+	8.38%	03/15/2012	N/A	3,925,377
1,850,000	Telesat Canada (Canada)	B-	11.00%	11/01/2015	05/01/12 @ 106	1,984,125
						6,842,667

	Textiles – 1.4%
950,000	Mohawk Industries, Inc., Series D	BB+	7.20%	04/15/2012	N/A	969,000

	Total Corporate Bonds – 98.1%
	(Cost $67,009,034)					66,578,326

Number
of Shares	Description	Value

	Exchange Traded Fund – 0.4%
6,310	SPDR Barclays Capital High Yield Bond ETF(c)
	(Cost $231,595)	239,023

	Total Long-Term Investments
	(cost $67,240,629)	66,817,349

	Investments of Collateral for Securities Loaned – 3.4%
2,333,345	BNY Mellon Securities Lending Overnight Fund, 0.125% (d)(e)
	(Cost $2,333,345)	2,333,345

	Total Investments – 101.9%
	(Cost $69,573,974)	69,150,694

	Liabilities in excess of Other Assets – (1.9%)	(1,281,498)
	Net Assets – 100.0%	$67,869,196

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

GmbH – Limited Liability

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $9,440,947, which represents 13.9% of net assets.

(b)	Non-income producing as security is in default.

(c)	Security, or portion thereof, was on loan at November 30, 2011.

(d)	At November 30, 2011, the total market value of the Fund’s securities on loan was $2,268,171 and the total market value of the collateral held by the Fund was $2,333,345.

(e)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 93

Portfolio of Investments (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Long-Term Investments – 98.0%

	Corporate Bonds – 97.3%
	Advertising – 0.7%
$500,000	MDC Partners, Inc. (Canada)	B+	11.00%	11/01/2016	11/01/13 @ 106	$535,000

	Aerospace & Defense – 1.6%
1,100,000	BE Aerospace, Inc.	BB	8.50%	07/01/2018	07/01/13 @ 104	1,193,500

	Airlines – 1.0%
650,000	United Air Lines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/13 @ 100	667,875
100,000	United Air Lines, Inc.(a)	B-	12.00%	11/01/2013	02/01/13 @ 100	103,750
						771,625

	Auto Parts & Equipment – 0.1%
100,000	TRW Automotive, Inc.(a)	BB+	8.88%	12/01/2017	12/01/13 @ 104	107,500

	Banks – 1.5%
1,100,000	Ally Financial, Inc.	B+	7.50%	12/31/2013	N/A	1,115,125

	Chemicals – 6.3%
850,000	Ashland, Inc.	BB	9.13%	06/01/2017	06/01/13 @ 105	947,750
2,596,757	Lyondell Chemical Co.	BB+	11.00%	05/01/2018	05/01/13 @ 100	2,810,989
850,000	Solutia, Inc.	BB-	8.75%	11/01/2017	11/01/13 @ 104	922,250
						4,680,989

	Coal – 2.6%
1,200,000	Arch Coal, Inc.(b)	B+	8.75%	08/01/2016	08/01/13 @ 104	1,317,000
600,000	Arch Western Finance, LLC	BB-	6.75%	07/01/2013	01/03/12 @ 100	601,500
						1,918,500

	Commercial Services – 3.0%
700,000	PHH Corp.	BB+	7.13%	03/01/2013	N/A	708,750
350,000	RSC Equipment Rental, Inc. / RSC Holdings III, LLC(a)	BB-	10.00%	07/15/2017	07/15/13 @ 105	384,125
1,050,000	United Rentals North America, Inc.	B	10.88%	06/15/2016	06/15/13 @ 105	1,170,750
						2,263,625

	Diversified Financial Services – 9.3%
4,350,000	Ford Motor Credit Co., LLC	BB+	7.00%	10/01/2013	N/A	4,603,083
300,000	International Lease Finance Corp., Series MTN	BBB-	5.25%	01/10/2013	N/A	292,500
650,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	646,750
300,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	294,000
660,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	639,375
450,000	International Lease Finance Corp., Series MTN(b)	BBB-	6.63%	11/15/2013	N/A	442,125
						6,917,833

	Electric – 0.7%
500,000	North American Energy Alliance, LLC / North American Energy Alliance Finance Corp. (a)	B+	10.88%	06/01/2016	06/01/13 @ 105	532,500

	Entertainment – 0.3%
100,000	CCM Merger, Inc.(a)	CCC+	8.00%	08/01/2013	01/03/12 @ 100	94,250
100,000	Yonkers Racing Corp.(a)	B+	11.38%	07/15/2016	07/15/13 @ 106	101,750
						196,000

See notes to financial statements.

94 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Food – 0.1%
$54,000	Smithfield Foods, Inc., Series B	BB-	7.75%	05/15/2013	N/A	$57,510

	Forest Products & Paper – 0.3%
200,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.00%	11/01/2017	11/01/13 @ 105	216,000

	Health Care Services – 3.6%
1,150,000	HCA, Inc.	B-	6.25%	02/15/2013	N/A	1,173,000
1,150,000	HCA, Inc.	B-	6.75%	07/15/2013	N/A	1,178,750
300,000	HCA, Inc.	BB	9.88%	02/15/2017	02/15/13 @ 105	325,500
						2,677,250

	Holding Companies-Diversified – 0.7%
525,000	Leucadia National Corp.	BB+	7.00%	08/15/2013	N/A	552,562

	Household Products & Housewares – 1.2%
800,000	Jarden Corp.	BB-	8.00%	05/01/2016	05/01/13 @ 104	868,000

	Internet – 0.4%
300,000	NetFlix, Inc.	BB-	8.50%	11/15/2017	11/15/13 @ 104	303,000

	Iron & Steel – 1.4%
1,000,000	U.S. Steel Corp.(b)	BB	5.65%	06/01/2013	N/A	1,020,000

	Leisure Time – 1.1%
715,000	NCL Corp. Ltd. (Bermuda)	BB	11.75%	11/15/2016	11/15/13 @ 106	829,400

	Lodging – 12.0%
3,100,000	Caesars Entertainment Operating Co., Inc.	B	11.25%	06/01/2017	06/01/13 @ 106	3,239,500
1,000,000	MGM Resorts International(b)	B-	6.75%	04/01/2013	N/A	1,000,000
1,235,000	MGM Resorts International	B+	13.00%	11/15/2013	N/A	1,429,513
1,700,000	MGM Resorts International	B+	11.13%	11/15/2017	05/15/13 @ 106	1,910,375
1,300,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	6.25%	02/15/2013	N/A	1,348,750
						8,928,138

	Machinery-Construction & Mining – 0.8%
550,000	Terex Corp.	BB-	10.88%	06/01/2016	06/01/13 @ 105	613,250

	Machinery-Diversified – 2.5%
1,800,000	Case New Holland, Inc.	BB+	7.75%	09/01/2013	N/A	1,899,000

	Media – 5.3%
1,100,000	DISH DBS Corp.	BB-	7.00%	10/01/2013	N/A	1,157,750
300,000	Liberty Media, LLC	BB	5.70%	05/15/2013	N/A	306,000
60,000	LIN Television Corp.	CCC+	6.50%	05/15/2013	01/03/12 @ 100	59,475
742,000	Nielsen Finance, LLC / Nielsen Finance Co.	B+	11.50%	05/01/2016	05/01/13 @ 106	849,590
1,400,000	Videotron LTEE (Canada)	BB	9.13%	04/15/2018	04/15/13 @ 105	1,543,500
						3,916,315

	Oil & Gas – 6.2%
200,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	220,000
1,100,000	Chesapeake Energy Corp.	BB+	7.63%	07/15/2013	N/A	1,166,000
625,000	Denbury Resources, Inc.	BB-	9.75%	03/01/2016	03/01/13 @ 105	692,187
600,000	Penn Virginia Corp.	BB-	10.38%	06/15/2016	06/15/13 @ 105	649,500

See notes to financial statements.

Semiannual Report | November 30, 2011 | 95

Portfolio of Investments (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Oil & Gas (continued)
$650,000	Plains Exploration & Production Co.	BB	10.00%	03/01/2016	03/01/13 @ 105	$737,750
1,025,000	Quicksilver Resources, Inc.	B	11.75%	01/01/2016	07/01/13 @ 106	1,158,250
						4,623,687

	Packaging & Containers – 2.4%
535,000	Crown Americas, LLC / Crown Americas Capital Corp. II(b)	BB	7.63%	05/15/2017	05/15/13 @ 104	587,163
650,000	Graphic Packaging International, Inc.	BB-	9.50%	06/15/2017	06/15/13 @ 105	711,750
500,000	Solo Cup Co. / Solo Cup Operating Corp.	B	10.50%	11/01/2013	05/01/12 @ 100	507,500
						1,806,413

	Real Estate – 1.1%
700,000	CB Richard Ellis Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	803,250

	Real Estate Investment Trusts – 2.8%
1,175,000	DuPont Fabros Technology, LP	BB	8.50%	12/15/2017	12/15/13 @ 104	1,245,500
500,000	Host Hotels & Resorts, LP	BB+	9.00%	05/15/2017	05/15/13 @ 105	551,250
200,000	iStar Financial, Inc.	B+	8.63%	06/01/2013	N/A	186,000
100,000	iStar Financial, Inc., Series B	B+	5.95%	10/15/2013	N/A	86,000
						2,068,750

	Retail – 6.4%
100,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B+	9.13%	10/01/2017	10/01/13 @ 105	103,500
950,000	Office Depot, Inc.	CCC+	6.25%	08/15/2013	N/A	893,000
850,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	928,625
1,700,000	Toys “R” US Property Co. I, LLC	B+	10.75%	07/15/2017	07/15/13 @ 105	1,840,250
1,000,000	Toys “R” US, Inc.(b)	CCC+	7.88%	04/15/2013	N/A	1,011,250
						4,776,625

	Savings & Loans – 0.1%
100,000	AmSouth Bank, Series AI	BB+	4.85%	04/01/2013	N/A	97,000

	Software – 1.1%
800,000	Fidelity National Information Services, Inc.	BB-	7.63%	07/15/2017	07/15/13 @ 106	852,000

	Telecommunications – 18.9%
1,500,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	1,638,750
1,100,000	Frontier Communications Corp.	BB	6.25%	01/15/2013	N/A	1,122,000
850,000	GeoEye, Inc.	BB-	9.63%	10/01/2015	10/01/13 @ 105	947,750
2,300,000	Nextel Communications, Inc., Series E	B+	6.88%	10/31/2013	N/A	2,254,000
1,100,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	1,254,000
300,000	Telesat Canada / Telesat, LLC (Canada)	B-	12.50%	11/01/2017	05/01/13 @ 106	333,750
1,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	2,090,000
2,600,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	2,255,500
871,437	Wind Acquisition Holdings Finance SA (Luxembourg)(a)	B	12.25%	07/15/2017	07/15/13 @ 106	675,364
1,450,000	Windstream Corp.	B+	8.13%	08/01/2013	N/A	1,540,625
						14,111,739

	Transportation – 1.8%
1,200,000	RailAmerica, Inc.	BB+	9.25%	07/01/2017	07/01/13 @ 105	1,314,000

	Total Corporate Bonds – 97.3%
	(Cost $73,831,818)					72,566,086

See notes to financial statements.

96 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

Number
of Shares	Description	Value

	Exchange Traded Fund – 0.7%
13,353	SPDR Barclays Capital High Yield Bond ETF(b)
	(Cost $497,200)	$505,812
	Total Long-Term Investments – 98.0%
	(Cost $74,329,018)	73,071,898

	Investments of Collateral for Securities Loaned – 3.1%
2,277,122	BNY Mellon Securities Lending Overnight Fund, 0.1250% (c) (d)
	(Cost $2,277,122)	2,277,122

	Total Investments – 101.1%
	(Cost $76,606,140)	75,349,020

	Liabilities in excess of Other Assets – (1.1%)	(784,055)
	Net Assets – 100.0%	$74,564,965

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $4,922,614, which represents 6.6% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2011.

(c)	At November 30, 2011, the total market value of the Fund’s securities on loan was $2,215,287 and the total market value of the collateral held by the Fund was $2,277,122.

(d)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 97

Portfolio of Investments (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 95.0%
	Advertising – 0.7%
$$300,000	Lamar Media Corp.	BB	9.75%	04/01/2014	N/A	$329,250

	Aerospace & Defense – 2.7%
750,000	Kratos Defense & Security Solutions, Inc.	B+	10.00%	06/01/2017	06/01/14 @ 105	759,375
400,000	Triumph Group, Inc.	B+	8.63%	07/15/2018	07/15/14 @ 104	438,000
						1,197,375

	Airlines – 1.8%
800,000	Delta Air Lines, Inc.(a)	BB-	9.50%	09/15/2014	09/15/12 @ 105	820,000

	Auto Parts & Equipment – 0.9%
300,000	Affinia Group, Inc.	CCC+	9.00%	11/30/2014	11/30/12 @ 100	297,000
100,000	TRW Automotive, Inc.(a)	BB+	7.00%	03/15/2014	N/A	104,750
						401,750

	Banks – 7.9%
1,050,000	Ally Financial, Inc.	B+	4.50%	02/11/2014	N/A	1,000,125
850,000	Ally Financial, Inc., Series 8	B+	6.75%	12/01/2014	N/A	837,250
750,000	Ally Financial, Inc.	B+	6.75%	12/01/2014	N/A	722,677
975,000	CIT Group, Inc.(a)	B+	5.25%	04/01/2014	N/A	960,375
						3,520,427

	Beverages – 1.0%
400,000	Constellation Brands, Inc.	BB+	8.38%	12/15/2014	N/A	446,000

	Chemicals – 0.6%
250,000	Nova Chemicals Corp. (Canada)	BB-	8.63%	11/01/2019	11/01/14 @ 104	273,750

	Coal – 3.9%
250,000	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.	BB-	8.50%	12/15/2019	12/15/14 @ 104	268,750
1,375,000	Consol Energy, Inc.	BB	8.00%	04/01/2017	04/01/14 @ 104	1,471,250
						1,740,000

	Commercial Services – 6.0%
350,000	Hertz Corp.	B-	8.88%	01/01/2014	01/03/12 @ 100	354,375
500,000	RR Donnelley & Sons Co.	BB+	4.95%	04/01/2014	N/A	492,500
500,000	RSC Equipment Rental, Inc./RSC Holdings III, LLC	B-	9.50%	12/01/2014	12/01/12 @ 100	508,750
800,000	TransUnion, LLC/TransUnion Financing Corp.	B-	11.38%	06/15/2018	06/15/14 @ 106	892,000
400,000	United Rentals North America, Inc.	B	9.25%	12/15/2019	12/15/14 @ 105	434,000
						2,681,625

	Computers – 2.3%
500,000	Stream Global Services Inc.	B+	11.25%	10/01/2014	10/01/12 @ 106	512,500
525,000	SunGard Data Systems, Inc.	BB	4.88%	01/15/2014	N/A	525,000
						1,037,500

	Diversified Financial Services – 5.2%
250,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	08/01/2018	08/01/14 @ 105	262,500
1,100,000	Ford Motor Credit Co., LLC	BB+	8.00%	06/01/2014	N/A	1,183,438
800,000	Ford Motor Credit Co., LLC	BB+	8.70%	10/01/2014	N/A	876,542
						2,322,480
See notes to financial statements.

98 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Electric – 1.3%
$465,000	AES Corp.	BB-	7.75%	03/01/2014	N/A	$496,388
100,000	CMS Energy Corp.	BB+	2.75%	05/15/2014	N/A	98,238
						594,626

	Electronics – 2.1%
850,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	9.75%	08/01/2018	08/01/14 @ 105	928,625

	Entertainment – 3.3%
300,000	AMC Entertainment, Inc.(b)	CCC+	8.00%	03/01/2014	03/01/12 @ 100	291,750
371,000	American Casino & Entertainment Properties, LLC	B+	11.00%	06/15/2014	06/15/12 @ 106	372,855
600,000	Isle of Capri Casinos, Inc.	CCC+	7.00%	03/01/2014	03/01/12 @ 100	558,000
250,000	Penn National Gaming, Inc.	BB	8.75%	08/15/2019	08/15/14 @ 104	270,000
						1,492,605

	Food – 5.7%
800,000	JBS USA LLC / JBS USA Finance, Inc.	BB	11.63%	05/01/2014	N/A	892,000
1,104,000	Smithfield Foods, Inc.	BB+	10.00%	07/15/2014	N/A	1,269,600
250,000	TreeHouse Foods, Inc.	BB-	7.75%	03/01/2018	03/01/14 @ 104	268,438
100,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	115,750
						2,545,788

	Health Care Products – 1.7%
800,000	DJO Finance, LLC / DJO Finance Corp.	B-	10.88%	11/15/2014	11/15/12 @ 103	758,000

	Health Care Services – 10.9%
400,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/12 @ 103	396,000
300,000	Apria Healthcare Group, Inc.	BB-	12.38%	11/01/2014	11/01/12 @ 103	270,000
300,000	Gentiva Health Services, Inc.	CCC	11.50%	09/01/2018	09/01/14 @ 106	236,250
700,000	HCA, Inc.	B-	5.75%	03/15/2014	N/A	703,500
1,400,000	HCA, Inc.	BB	8.50%	04/15/2019	04/15/14 @ 104	1,519,000
800,000	Tenet Healthcare Corp.	BB-	10.00%	05/01/2018	05/01/14 @ 105	904,000
750,000	Tenet Healthcare Corp.	BB-	8.88%	07/01/2019	07/01/14 @ 104	821,250
						4,850,000

	Home Builders – 0.9%
400,000	PulteGroup, Inc.	BB-	5.25%	01/15/2014	N/A	395,000

	Household Products & Housewares – 0.6%
250,000	Spectrum Brands Holdings, Inc.	B	9.50%	06/15/2018	06/15/14 @ 105	273,125

	Leisure Time – 0.4%
300,000	Travelport, LLC(b)	CCC+	9.88%	09/01/2014	09/01/12 @ 100	183,000

	Lodging – 6.3%
500,000	Boyd Gaming Corp.(b)	CCC+	6.75%	04/15/2014	04/15/12 @ 100	465,000
450,000	MGM Resorts International	B-	5.88%	02/27/2014	N/A	434,250
800,000	MGM Resorts International	B+	10.38%	05/15/2014	N/A	900,000
550,000	MGM Resorts International	B+	9.00%	03/15/2020	03/15/14 @ 105	602,250
350,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	10/15/2014	N/A	391,125
						2,792,625

See notes to financial statements.

Semiannual Report | November 30, 2011 | 99

Portfolio of Investments (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Media – 2.8%
$650,000	DISH DBS Corp.	BB-	6.63%	10/01/2014	N/A	$676,813
152,000	Videotron Ltee (Canada)	BB	6.88%	01/15/2014	01/15/12 @ 100	153,330
350,000	XM Satellite Radio, Inc.(a)	BB	13.00%	8/1/13	N/A	397,250
						1,227,393

	Metal Fabricate & Hardware – 0.7%
300,000	Severstal Columbus, LLC	B	10.25%	02/15/2018	02/15/14 @ 105	310,500

	Mining – 1.1%
500,000	Vedanta Resources PLC (United Kingdom)(a)	BB	8.75%	01/15/2014	N/A	485,000

	Miscellaneous Manufacturing – 2.4%
1,000,000	SPX Corp.	BB+	7.63%	12/15/2014	N/A	1,083,750

	Oil & Gas – 7.2%
400,000	Berry Petroleum Co.	BB-	10.25%	06/01/2014	N/A	454,000
350,000	Citgo Petroleum Corp.(a)	BB+	11.50%	07/01/2017	07/01/14 @ 106	397,250
500,000	Continental Resources, Inc.	BB	8.25%	10/01/2019	10/01/14 @ 104	555,000
674,000	Forest Oil Corp.	B	8.50%	02/15/2014	N/A	727,920
250,000	McMoRan Exploration Co.	B	11.88%	11/15/2014	11/15/12 @ 105	263,750
250,000	Newfield Exploration Co.	BB+	6.63%	09/01/2014	09/01/12 @ 100	253,750
350,000	Petrohawk Energy Corp.	BBB+	10.50%	08/01/2014	02/01/13 @ 105	391,562
140,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	156,975
						3,200,207

	Oil & Gas Services – 0.5%
240,000	Seitel, Inc.	B-	9.75%	02/15/2014	02/15/12 @ 102	238,200

	Packaging & Containers – 1.6%
250,000	Graham Packaging Co., LP/GPC Capital Corp. I	B-	9.88%	10/15/2014	10/15/12 @ 100	254,375
500,000	Solo Cup Co.	CCC	8.50%	02/15/2014	02/15/12 @ 100	462,500
						716,875

	Real Estate – 0.2%
100,000	Atlantic Finance Ltd. (Jersey)(a)	B	10.75%	05/27/2014	N/A	110,537

	Real Estate Investment Trusts – 0.7%
300,000	Host Hotels & Resorts, LP	BB+	6.88%	11/01/2014	11/01/12 @ 100	307,500

	Retail – 1.2%
250,000	Bon-Ton Department Stores, Inc.	B-	10.25%	03/15/2014	03/15/12 @ 100	161,875
234,000	CKE Restaurants, Inc.(b)	B-	11.38%	07/15/2018	07/15/14 @ 106	250,380
100,000	Sally Holdings, LLC/Sally Capital, Inc.	BB+	9.25%	11/15/2014	11/15/12 @ 100	102,563
						514,818

	Semiconductors – 3.7%
740,000	Freescale Semiconductor, Inc.(b)	CCC+	8.88%	12/15/2014	12/15/12 @ 100	758,500
831,000	Freescale Semiconductor, Inc.(a)	B	10.13%	03/15/2018	03/15/14 @ 105	885,015
						1,643,515

See notes to financial statements.

100 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Telecommunications – 6.7%
$1,300,000	Frontier Communications Corp.	BB	8.25%	05/01/2014	N/A	$1,348,750
567,000	Level 3 Financing, Inc.	CCC	9.25%	11/01/2014	11/01/12 @ 100	580,466
800,000	Nextel Communications, Inc., Series C	B+	5.95%	03/15/2014	03/15/12 @ 100	736,000
300,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	322,500
						2,987,716
	Total Corporate Bonds – 95.0%
	(Cost $43,089,539)					42,409,562

Number
of Shares	Description					Value

	Exchange Traded Fund – 1.3%
15,863	SPDR Barclays Capital High Yield Bond ETF(b)
	(Cost $586,776)					600,890
	Total Long-Term Investments – 96.3%
	(Cost $43,676,315)					43,010,452

	Investments of Collateral for Securities Loaned – 2.3%
1,037,203	BNY Mellon Securities Lending Overnight Fund, 0.1250% (c) (d)
	(Cost $1,037,203)					1,037,203
	Total Investments – 98.6%
	(Cost $44,713,518)					44,047,655
	Other Assets in excess of Liabilities – 1.4%					610,161
	Net Assets – 100.0%					$44,657,816

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $5,088,802, which represents 11.4% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2011.

(c)	At November 30, 2011, the total market value of the Fund’s securities on loan was $1,005,526 and the total market value of the collateral held by the Fund was $1,037,203.

(d)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 101

Portfolio of Investments (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Long-Term Investments – 98.4%
	Corporate Bonds – 97.8%
	Advertising – 0.3%
$100,000	Lamar Media Corp.	B+	6.63%	08/15/2015	08/15/12 @ 101	$100,500

	Aerospace & Defense – 2.5%
450,000	L-3 Communications Corp., Series B	BB+	6.38%	10/15/2015	10/15/12 @ 101	460,688
450,000	Sequa Corp.(a)	CCC	11.75%	12/01/2015	12/01/12 @ 103	478,125
						938,813

	Agriculture – 1.4%
500,000	Vector Group Ltd.	B1	11.00%	08/15/2015	08/15/12 @ 104	515,625

	Airlines – 1.3%
400,000	Continental Airlines, Inc.(a)	BB-	6.75%	09/15/2015	09/15/12 @ 105	391,000
95,000	Delta Air Lines, Inc.(a) (b)	B+	12.25%	03/15/2015	03/15/12 @ 109	101,175
						492,175

	Apparel – 0.6%
250,000	Quiksilver, Inc.	CCC+	6.88%	04/15/2015	04/15/12 @ 101	233,750

	Auto Parts & Equipment – 0.5%
178,000	Allison Transmission, Inc.(a)	CCC+	11.00%	11/01/2015	11/01/12 @ 103	187,790

	Banks – 8.9%
1,350,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	1,370,250
915,000	CIT Group, Inc.	B+	7.00%	05/01/2015	01/03/12 @ 100	916,144
1,000,000	CIT Group, Inc.(a)	B+	7.00%	05/04/2015	01/05/12 @ 100	995,000
						3,281,394

	Chemicals – 1.0%
350,000	Ineos Finance PLC (United Kingdom)(a)	B	9.00%	05/15/2015	05/15/13 @ 105	354,375

	Coal – 3.5%
1,000,000	Consol Energy, Inc.	BB	8.25%	04/01/2020	04/01/15 @ 104	1,080,000
200,000	Murray Energy Corp.(a)	B	10.25%	10/15/2015	12/15/12 @ 105	198,500
						1,278,500

	Commercial Services – 3.1%
1,050,000	ARAMARK Corp.	B	8.50%	02/01/2015	02/01/12 @ 102	1,081,500
100,000	Ceridian Corp.	CCC	11.25%	11/15/2015	11/15/12 @ 103	76,750
						1,158,250

	Computers – 2.1%
750,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/12 @ 102	776,250

	Diversified Financial Services – 13.2%
850,000	E*Trade Financial Corp.	B-	7.88%	12/01/2015	12/01/12 @ 101	850,000
1,100,000	Ford Motor Credit Co., LLC	BB+	7.00%	04/15/2015	N/A	1,186,888
750,000	Ford Motor Credit Co., LLC	BB+	12.00%	05/15/2015	N/A	918,382
500,000	Ford Motor Credit Co., LLC	BB+	5.63%	09/15/2015	N/A	516,282
400,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	400,500
500,000	Nuveen Investments, Inc.	CCC	5.50%	09/15/2015	N/A	421,250

See notes to financial statements.

102 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Diversified Financial Services (continued)
$550,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/12 @ 103	$528,000
100,000	Springleaf Finance Corp., Series MTNI	B	5.40%	12/01/2015	N/A	68,750
						4,890,052

	Electric – 2.3%
800,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	858,000

	Electronics – 1.3%
450,000	NXP BV / NXP Funding, LLC, Series EXCH (Netherlands)(b)	B	9.50%	10/15/2015	10/15/12 @ 103	470,250

	Entertainment – 0.3%
100,000	Pinnacle Entertainment, Inc.	B	7.50%	06/15/2015	06/15/12 @ 102	97,500

	Food – 1.3%
450,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.25%	04/01/2015	04/01/12 @ 102	462,375

	Health Care Products – 2.5%
350,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/12 @ 102	366,625
500,000	Fresenius US Finance II, Inc.(a)	BB	9.00%	07/15/2015	N/A	558,750
						925,375

	Health Care Services – 6.2%
1,223,000	Commmunity Health Systems, Inc.(b)	B	8.88%	07/15/2015	07/15/12 @ 102	1,259,690
350,000	HCA, Inc.	B-	6.38%	01/15/2015	N/A	352,625
53,000	Select Medical Corp.	CCC+	7.63%	02/01/2015	02/01/12 @ 101	49,423
600,000	Tenet Healthcare Corp.	CCC+	9.25%	02/01/2015	N/A	623,250
						2,284,988

	Holding Companies-Diversified – 1.7%
350,000	Leucadia National Corp.	BB+	8.13%	09/15/2015	N/A	371,000
250,000	Tops Holding Corp. / Tops Markets, LLC	B	10.13%	10/15/2015	10/15/12 @ 105	259,375
						630,375

	Home Builders – 2.3%
200,000	KB Home	B+	6.25%	06/15/2015	N/A	179,000
700,000	Lennar Corp., Series B	B+	5.60%	05/31/2015	N/A	689,500
						868,500

	Insurance – 0.4%
80,000	HUB International Holdings, Inc.(a)	CCC+	10.25%	06/15/2015	06/15/12 @ 103	77,800
100,000	MGIC Investment Corp.	CCC+	5.38%	11/01/2015	N/A	64,000
						141,800

	Internet – 0.8%
300,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	278,250

	Iron & Steel – 3.3%
100,000	Edgen Murray Corp.	B-	12.25%	01/15/2015	01/15/13 @ 106	89,250
200,000	Ryerson, Inc.	CCC+	12.00%	11/01/2015	11/01/12 @ 103	201,500
400,000	Steel Dynamics, Inc.	BB+	6.75%	04/01/2015	04/01/12 @ 102	406,000
500,000	Tube City IMS Corp.	B	9.75%	02/01/2015	02/01/12 @ 102	506,250
						1,203,000

See notes to financial statements.

Semiannual Report | November 30, 2011 | 103

Portfolio of Investments (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Lodging – 4.1%
$200,000	Marina District Finance Co., Inc.(b)	BB-	9.50%	10/15/2015	10/15/13 @ 105	$183,000
700,000	MGM Resorts International	B-	6.63%	07/15/2015	N/A	665,000
600,000	Sheraton Holding Corp.	BB+	7.38%	11/15/2015	N/A	668,250
						1,516,250

	Media – 5.6%
700,000	DISH DBS Corp.	BB-	7.75%	05/31/2015	N/A	742,000
550,000	MediaCom Broadband, LLC / MediaCom Broadband Corp.(b)	B-	8.50%	10/15/2015	10/15/12 @ 101	566,500
700,000	Sirius XM Radio, Inc.(a)	BB	8.75%	04/01/2015	N/A	763,000
						2,071,500

	Mining – 3.2%
1,100,000	Novelis, Inc. (Canada)	B	8.75%	12/15/2020	12/15/15 @ 104	1,166,000

	Office & Business Equipment – 0.5%
200,000	CDW, LLC / CDW Finance Corp.	CCC+	11.00%	10/12/2015	10/15/12 @ 103	201,000

	Oil & Gas – 7.0%
300,000	ATP Oil & Gas Corp.(b)	CCC-	11.88%	05/01/2015	05/01/13 @ 112	199,500
900,000	Chesapeake Energy Corp.	BB+	9.50%	02/15/2015	N/A	1,017,000
350,000	Petrohawk Energy Corp.	BBB+	7.88%	06/01/2015	06/01/12 @ 104	374,500
425,000	Plains Exploration & Production Co.	BB	7.75%	06/15/2015	06/15/12 @ 102	444,656
200,000	Quicksilver Resources, Inc.	B	8.25%	08/01/2015	08/01/12 @ 104	205,000
350,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/12 @ 101	355,250
						2,595,906

	Packaging & Containers – 0.9%
300,000	Berry Plastics Corp.	B	8.25%	11/15/2015	11/15/12 @ 104	319,500

	Real Estate Investment Trusts – 1.7%
300,000	Host Hotels & Resorts, LP, Series O	BB+	6.38%	03/15/2015	03/15/12 @ 101	305,625
325,000	Rouse Co., LP	BB+	6.75%	11/09/2015	05/09/13 @ 103	326,625
						632,250

	Retail – 3.4%
200,000	Landry’s Restaurants, Inc.	B	11.63%	12/01/2015	12/01/12 @ 106	209,500
200,000	Neiman Marcus Group, Inc.	B-	10.38%	10/15/2015	10/15/12 @ 102	207,916
600,000	Rite AID Corp.	CCC	8.63%	03/01/2015	03/01/12 @ 102	561,000
300,000	Rite AID Corp.	CCC	9.38%	12/15/2015	06/15/12 @ 102	276,000
						1,254,416

	Software – 1.2%
300,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/12 @ 102	272,250
200,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/12 @ 102	182,500
						454,750

	Telecommunications – 8.5%
350,000	Avaya, Inc.	CCC+	9.75%	11/01/2015	11/01/12 @ 102	275,625
200,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC	12.00%	12/01/2015	12/01/12 @ 106	170,000
850,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC	12.00%	12/01/2015	12/01/12 @ 106	722,500
475,000	Frontier Communications Corp.	BB	6.63%	03/15/2015	N/A	461,937

See notes to financial statements.

104 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value

	Telecommunications (continued)
$1,100,000	Nextel Communications, Inc., Series D	B+	7.38%	08/01/2015	12/12/11 @ 100	$973,500
500,000	SBA Telecommunications, Inc.	B+	8.25%	08/15/2019	08/15/14 @ 104	540,625
						3,144,187

	Transportation – 0.9%
300,000	Kansas City Southern Railway	BB	8.00%	06/01/2015	06/01/12 @ 104	320,625
	Total Corporate Bonds – 97.8%
	(Cost $36,793,087)					36,104,271

Number
of Shares	Description					Value

	Exchange Traded Fund – 0.6%
6,172	SPDR Barclays Capital High Yield Bond ETF(b)
	(Cost $225,361)					233,795

	Total Long-Term Investments – 98.4%
	(Cost $37,018,448)					36,338,066

	Investments of Collateral for Securities Loaned – 4.8%
1,785,098	BNY Mellon Securities Lending Overnight Fund, 0.1250% (c) (d)
	(Cost $1,785,098)					1,785,098
	Total Investments – 103.2%
	(Cost $38,803,546)					38,123,164
	Liabilities in excess of Other Assets – (3.2%)					(1,190,883)
	Net Assets – 100.0%					$36,932,281

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $4,998,015, which represents 13.5% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2011.

(c)	At November 30, 2011, the total market value of the Fund’s securities on loan was $1,728,638 and the total market value of the collateral held by the Fund was $1,785,098.

(d)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 105

Portfolio of Investments (unaudited) continued

GIY | Guggenheim Enhanced Core Bond ETF

Principal
Amount	Description	Rating*	Coupon	Maturity	Value

	Long-Term Investments – 85.9%
	Corporate Bonds – 19.1%
	Banks – 5.3%
$40,000	Bank of America Corp.	A-	7.63%	06/01/2019	$39,068
50,000	Citigroup, Inc.	A-	8.13%	07/15/2039	58,081
50,000	City National Corp.	BBB+	5.25%	09/15/2020	49,049
50,000	Goldman Sachs Group, Inc.	A-	5.38%	03/15/2020	47,247
40,000	JPMorgan Chase & Co.	A	4.75%	03/01/2015	42,233
50,000	Morgan Stanley	A-	7.30%	05/13/2019	49,309
					284,987

	Biotechnology – 0.9%
40,000	Biogen IDEC, Inc.	BBB+	6.88%	03/01/2018	48,138

	Building Materials – 0.8%
40,000	Owens Corning	BBB-	6.50%	12/01/2016	42,568

	Diversified Financial Services – 0.8%
40,000	American Express Co.	BBB+	7.25%	05/20/2014	44,611

	Electric – 1.0%
50,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	52,355

	Insurance – 5.6%
50,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	50,605
40,000	American Financial Group, Inc.	BBB+	9.88%	06/15/2019	46,146
50,000	Axis Specialty Finance, LLC	A-	5.88%	06/01/2020	50,834
50,000	Chubb Corp.	A+	5.75%	05/15/2018	58,497
50,000	PartnerRe Finance, LLC	A	6.88%	06/01/2018	55,593
40,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	43,834
					305,509

	Media – 1.9%
40,000	CBS Corp.	BBB	8.88%	05/15/2019	51,155
50,000	Time Warner, Inc.	BBB	4.75%	03/29/2021	52,870
					104,025

	Oil & Gas – 0.8%
40,000	EQT Corp.	BBB	8.13%	06/01/2019	45,597

	Pipelines – 1.2%
50,000	Oneok, Inc.	BBB	5.20%	06/15/2015	55,012
6,000	Williams Cos., Inc.	BB+	8.75%	03/15/2032	8,123
					63,135

	Retail – 0.8%
40,000	Macy’s Retail Holdings, Inc.	BBB-	8.13%	07/15/2015	46,180
	Total Corporate Bonds – 19.1%
	(Cost $1,068,740)				1,037,105

	Mortgage Backed Securities – 58.0%
965,950	Freddie Mac	AA+	5.50%	01/01/2039	1,044,023
2,000,000	Freddie Mac(a)	AA+	4.50%	TBA	2,106,250
	(Cost $3,143,943)				3,150,273

See notes to financial statements.

106 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

Principal
Amount	Description	Rating*	Coupon	Maturity	Value

	US Government Agency Securities – 8.8%
$5,000	Federal Home Loan Banks	AA+	3.13%	12/13/2013	$5,251
400,000	Freddie Mac	AA+	5.25%	04/18/2016	470,639
	(Cost $464,732)				475,890

	Total Long-Term Investments – 85.9%
	(Cost $4,677,415)				4,663,268

	Short-Term Investments – 52.4%

	US Treasury Securities – 33.2%
1,000,000	U.S. Treasury Bill(b) (c)	NR	0.00%	01/19/2012	999,987
800,000	U.S. Treasury Bill(b) (c)	NR	0.00%	02/09/2012	799,986
	(Cost $1,799,961)				1,799,973

Number of
Shares	Description	Value

	Money Market Fund- 19.2%
1,039,180	Dreyfus Treasury Prime Cash Management Institutional Shares (c)
	(Cost $1,039,180)	1,039,180

	Total Short-Term Investments – 52.4%
	(cost $2,839,141)	2,839,153

	Total Investments – 138.3%
	(Cost $7,516,556)	7,502,421

	Liabilities in excess of Other Assets – (38.3%)	(2,077,062)
	Net Assets – 100.0%	$5,425,359

LLC – Limited Liability Company

NR – Not Rated

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)
TBA (to be announced) transaction. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date.

(b)	Zero coupon bond.

(c)	All or a portion of this security is segregated as collateral for TBA transaction.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 107

Portfolio of Investments (unaudited) continued

GSY | Guggenheim Enhanced Short Duration Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Corporate Bonds – 22.6%
	Airlines – 0.3%
$40,000	United Airlines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/13 @ 100	$41,100

	Banks – 6.2%
40,000	CIT Group, Inc.	B+	7.00%	05/01/2015	01/01/12 @ 100	40,050
300,000	Fifth Third Bank, Series BKNT(b)	BBB+	0.58%	05/17/2013	N/A	293,075
300,000	JPMorgan Chase & Co., Series 3(b)	A	1.12%	09/30/2013	N/A	297,755
300,000	Wachovia Corp., Series MTN(b)	A+	0.62%	08/01/2013	N/A	297,254
						928,134

	Beverages – 3.3%
500,000	Anheuser – Busch InBev Worldwide, Inc.(b)	A-	0.76%	07/14/2014	N/A	498,565

	Diversified Financial Services – 6.4%
400,000	American Express Credit Co.(b)	BBB+	1.21%	06/24/2014	N/A	391,820
24,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	N/A	24,154
500,000	General Electric Capital Corp., Series MTN(b)	AA+	1.01%	04/07/2014	N/A	485,611
50,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	49,750
						951,335

	Insurance – 6.1%
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA+	1.16%	08/15/2014	N/A	503,091
400,000	MetLife, Inc.(b)	A-	1.69%	08/06/2013	N/A	402,132
						905,223

	Telecommunications – 0.3%
40,000	Nextel Communications, Inc., Series E	B+	6.88%	10/31/2013	N/A	39,200

	Total Corporate Bonds – 22.6%
	(Cost $3,397,192)					3,363,557

	Asset Backed Securities – 6.4%
	Collateralized Debt Obligations – 2.2%
300,072	Putnam Structured Product CDO (Cayman Islands)(a) (b)	AA	1.01%	02/25/2032	N/A	274,302
60,770	Saturn Ventures Ltd. (Cayman Islands)(a) (b)	AA	0.93%	11/03/2038	N/A	55,923
						330,225

	Collateralized Loan Obligations – 4.2%
233,848	Global Leveraged Capital Credit Opportunity Fund I (Cayman Islands)(a) (b)	AA+	0.71%	12/20/2018	N/A	205,496
250,000	ICE EM CLO (Ireland)(a) (b)	AAA	0.80%	08/15/2022	N/A	218,235
250,000	Telos CLO Ltd. (Cayman Islands)(a) (b)	AA+	0.79%	10/11/2021	N/A	200,647
						624,378
	Total Asset Backed Securities – 6.4%
	(Cost $981,441)					954,603

	Collateralized Mortgage Obligation – 2.0%
	Commercial Mortgage Backed Security – Traditional – 2.0%
300,000	GS Mortgage Securities Corp. II(a) (b)
	(Cost $295,401)	AAA	1.32%	03/06/2020	N/A	296,974

	US Government Agency Securities – 2.0%
300,000	Freddie Mac
	(Cost $300,000)	AA+	4.00%	07/26/2021	04/26/12 @ 100	301,486

See notes to financial statements.

108 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

GSY | Guggenheim Enhanced Short Duration Bond ETF (continued)

Number
of Shares	Description					Value

	Exchange Traded Funds – 6.8%
27,600	Guggenheim Bulletshares 2012 Corporate Bond ETF(c)					$565,800
17,900	Guggenheim Bulletshares 2012 High Yield Corporate Bond ETF(c)					453,765
	(Cost $1,025,600)					1,019,565

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value

	Short-Term Investments – 60.7%
	Commercial Paper – 50.3%
$500,000	BAE Systems Holdings, Inc.	A2	0.36%	12/19/2011		499,900
500,000	Cigna Corp.	A2	0.35%	12/16/2011		499,935
500,000	Comcast Corp.	A2	0.34%	12/19/2011		499,920
500,000	Deutsche Telekom AG	A2	0.47%	12/21/2011		499,910
500,000	Devon Energy Corp.	A2	0.31%	12/12/2011		499,960
500,000	Diageo Capital PLC	A2	0.45%	12/15/2011		499,940
500,000	DTE Energy Co.	A2	0.33%	12/06/2011		499,975
500,000	General Mills, Inc.	A2	0.13%	12/01/2011		499,995
500,000	Heinz HJ Finance Co.	A2	0.23%	12/12/2011		499,965
500,000	Kellogg Co.	A2	0.21%	12/15/2011		499,940
500,000	Kraft Foods, Inc.	A2	0.40%	12/13/2011		499,946
500,000	Mattel, Inc.	A2	0.32%	12/14/2011		499,935
250,000	Pacific Gas Electric	A2	0.32%	12/08/2011		249,990
250,000	Pacific Gas Electric	A2	0.37%	12/14/2011		249,985
500,000	VF Corp.	A2	0.39%	12/07/2011		499,975
500,000	Viacom, Inc.	A2	0.42%	12/16/2011		499,935
	(Cost $7,499,097)					7,499,206

	Municipal Bonds – 4.7%
	New York – 4.7%
300,000	New York City Municipal Water Finance Authority(d)	A-1	0.62%	06/15/2033	12/15/11 @ 100	300,000
400,000	New York City, New York General Obligation Variable Rate, Series L-5(d)	A-1	0.55%	04/01/2035	12/05/11 @ 100	400,000
	(Cost $700,000)					700,000

See notes to financial statements.

Semiannual Report | November 30, 2011 | 109

Portfolio of Investments (unaudited) continued

GSY | Guggenheim Enhanced Short Duration Bond ETF (continued)

Number
of Shares	Description	Value

	Money Market – 5.1%
753,144	Dreyfus Treasury Prime Cash Management Institutional Shares
	(Cost $753,144)	$753,144

	Investments of Collateral for Securities Loaned – 0.6%
88,950	BNY Mellon Securities Lending Overnight Fund, 0.1250% (e) (f)
	(Cost $88,950)	88,950

	Total Short-Term Investments – 60.7%
	(cost $9,041,191)	9,041,300

	Total Investments – 100.5%
	(Cost $15,040,825)	14,977,485
	Liabilities in excess of Other Assets – (0.5%)	(79,043)

	Net Assets – 100.0%	$14,898,442

AG – Stock Corporation

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

N/A- Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $1,292,677, which represents 8.7% of net assets.

(b)	Floating or variable rate coupon. The rate shown is as of November 30, 2011.

(c)	Security, or portion thereof, was on loan at November 30, 2011.

(d)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the fund as of November 30, 2011.

(e)	At November 30, 2011, the total market value of the Fund’s securities on loan was $87,035 and the total market value of the collateral held by the Fund was $88,950.

(f)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

110 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Number of
Shares	Description	Value

	Long-Term Investments – 99.8%
	Common Stocks – 94.7%
	Australia – 10.3%
43,865	ASX Ltd.	$1,364,043
9,016	Commonwealth Bank of Australia	439,025
236,481	DUET Group	427,569
114,204	Metcash Ltd.	472,807
120,453	Seven West Media Ltd.	408,347
298,879	Spark Infrastructure Group(a)	389,939
162,094	Telstra Corp. Ltd.	526,201
417,616	Ten Network Holdings Ltd.(b)	381,825
21,327	Westpac Banking Corp.	450,673
		4,860,429

	Belgium – 1.1%
15,689	Belgacom SA(b)	497,476

	Bermuda – 4.2%
76,346	Catlin Group Ltd.	496,998
250,500	Orient Overseas International Ltd.	1,101,807
11,751	Seadrill Ltd.	408,635
		2,007,440

	Canada – 1.9%
33,517	Just Energy Group, Inc.	337,890
18,931	Pembina Pipeline Corp.(b)	553,919
		891,809

	Cayman Islands – 0.7%
1,951,000	China Dongxiang Group Co.(b)	336,228

	China – 0.8%
30,900	Hang Seng Bank Ltd.	371,571

	Czech Republic – 2.3%
9,894	CEZ AS	391,496
1,695	Komercni Banka AS	281,647
20,324	Telefonica Czech Republic AS	426,742
		1,099,885

	Finland – 1.6%
20,071	Orion OYJ, Class B	407,981
28,828	Sanoma OYJ(b)	347,321
		755,302

	France – 1.2%
20,553	France Telecom SA	$354,143
62,106	PagesJaunes Groupe(b)	215,531
		569,674

	Germany – 3.9%
33,958	Deutsche Telekom AG	440,669
18,811	E.ON AG	464,920
9,882	Hannover Rueckversicherung AG	515,345
9,940	RWE AG	411,123
		1,832,057

	Hungary – 0.8%
171,531	Magyar Telekom Telecommunications PLC	393,100

	Israel – 2.7%
210,168	Bezeq The Israeli Telecommunication Corp. Ltd.	394,519
19,050	Cellcom Israel Ltd.(b)	326,898
59,406	Partner Communications Co. Ltd.	568,472
		1,289,889

	Italy – 2.7%
26,752	Atlantia SpA(b)	411,259
88,549	Snam Rete Gas SpA	410,049
484,453	Telecom Italia SpA	473,785
		1,295,093

	Luxembourg – 0.9%
18,080	SES SA	445,271

	Mexico – 2.1%
12,840	Industrias Penoles SAB de CV	587,492
76,100	Kimberly-Clark de Mexico SAB de CV, Series A	404,871
		992,363

	Netherlands – 1.0%
37,634	Koninklijke KPN NV	460,509

	Norway – 3.2%
14,976	Fred Olsen Energy ASA	501,831
2,289,918	Marine Harvest ASA	991,612
		1,493,443

	Philippines – 1.1%
9,180	Philippine Long Distance Telephone Co.	505,089

	Portugal – 1.4%
76,137	Brisa Auto-Estradas de Portugal SA(b)	263,301
118,534	EDP – Energias de Portugal SA	379,764
		643,065

See notes to financial statements.

Semiannual Report | November 30, 2011 | 111

Portfolio of Investments (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

Number of
Shares	Description	Value

	Singapore – 0.7%
119,000	SembCorp Marine Ltd.	$342,720

	South Africa – 2.5%
77,206	African Bank Investments Ltd.	332,132
181,431	Growthpoint Properties Ltd.	411,979
6,849	Kumba Iron Ore Ltd.(b)	429,609
		1,173,720

	Spain – 4.5%
22,212	Enagas SA	416,666
33,865	Ferrovial SA(b)	418,629
59,192	Iberdrola SA	394,980
136,950	Mapfre SA	457,570
22,689	Telefonica SA(b)	426,989
		2,114,834

	Sweden – 4.5%
29,020	Skanska AB	450,970
83,392	Tele2 AB	1,660,693
		2,111,663

	Taiwan – 1.0%
14,027	Chunghwa Telecom Co. Ltd., ADR	468,923

	Thailand – 2.8%
141,300	Advanced Info Service PCL	632,382
274,000	Total Access Communication PCL	705,438
		1,337,820

	Turkey – 2.0%
161,248	Eregli Demir VE Celik Fabrikalari TAS(b)	301,373
90,578	Tofas Turk Otomobil Fabri	331,631
81,523	Turk Telekomunikasyon As	336,012
		969,016

	United Kingdom – 8.4%
75,022	Amlin PLC	395,754
10,000	AstraZeneca PLC	462,403
83,802	Halfords Group PLC	434,821
202,012	Home Retail Group PLC	284,681
31,617	Provident Financial PLC	499,261
20,682	Severn Trent PLC	502,242
22,096	SSE PLC	456,996
51,414	United Utilities Group PLC	508,634
150,611	Vodafone Group PLC	407,909
		3,952,701

	United States – 24.4%
10,283	AGL Resources, Inc.	$423,968
54,352	American Capital Agency Corp., REIT	1,559,359
26,512	Annaly Capital Management, Inc., REIT	426,048
44,090	Apollo Investment Corp.	317,889
27,705	Ares Capital Corp.	431,090
14,152	AT&T, Inc.	410,125
16,532	Avista Corp.	413,300
14,956	Bristol-Myers Squibb Co.	489,360
27,360	Capstead Mortgage Corp., REIT	341,453
109,651	Chimera Investment Corp., REIT	292,768
8,117	Consolidated Edison, Inc.	482,312
6,177	Diamond Offshore Drilling, Inc.(b)	371,547
6,623	DTE Energy Co.	348,701
11,635	Eli Lilly & Co.	440,385
7,755	Exelon Corp.	343,624
16,936	Hatteras Financial Corp., REIT	453,885
12,386	Highwoods Properties, Inc., REIT	357,212
53,106	Hudson City Bancorp, Inc.	296,862
8,587	Mercury General Corp.	386,243
56,705	MFA Financial, Inc., REIT	390,130
28,780	New York Community Bancorp, Inc.	346,511
16,759	Portland General Electric Co.	419,813
28,749	Redwood Trust, Inc., REIT	296,977
37,632	Regal Entertainment Group, Class A	536,256
11,030	SCANA Corp.	481,129
15,418	Vectren Corp.	448,664
		11,505,611
	Total Common Stocks – 94.7%
	(Cost $49,254,595)	44,716,701

	Preferred Stocks – 4.1%
	Brazil – 3.3%
56,986	Telefonica Brasil SA, ADR	1,536,913

	Germany – 0.8%
10,865	RWE AG	403,383
	Total Preferred Stocks – 4.1%
	(Cost $2,117,095)	1,940,296

See notes to financial statements.

112 | Semiannual Report | November 30, 2011

Portfolio of Investments (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

Number of
Shares	Description	Value

	Income Trust – 1.0%
	Canada – 1.0%
12,824	Labrador Iron Ore Royalty Co.	$469,446
	(Cost $500,342)
	Total Long-Term Investments – 99.8%
	(Cost $51,872,032)	47,126,443

	Investments of Collateral for Securities Loaned – 7.2%
3,390,549	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)
	(Cost $3,390,549)	3,390,549
	Total Investments – 107.0%
	(Cost $55,262,581)	50,516,992
	Liabilities in excess of Other Assets – (7.0%)	(3,290,297)
	Net Assets – 100.0%	$47,226,695

AB – Stock Company

ADR – American Depositary Receipt

AG – Stock Corporation

AS – Joint Stock Company

ASA – Stock Company

NV – Publicly Traded Company

OYJ – Public Traded Company

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SpA – Limited Share Company

SAB de CV – Publicly Traded Company

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 these securities amounted to $389,939, which represents 0.8% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2011.

(c)	At November 30, 2011, the total market value of the Fund’s securities on loan was $3,177,886 and the total market value of the collateral held by the Fund was $3,390,549.

(d)	Interest rate shown reflects yield as of November 30, 2011.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 113

Statement of Assets and Liabilities | November 30, 2011 (unaudited)

	Guggenheim	Guggenheim		Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares 2011	BulletShares 2012		BulletShares 2013		BulletShares 2014		BulletShares 2015		BulletShares 2016
	Corporate Bond ETF	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF
	(BSCB )	(BSCC	)	(BSCD	)	(BSCE	)	(BSCF	)	(BSCG	)

Assets
Investments in securities, at value (including securities on loan)	$–	$99,314,506		$104,806,589		$85,351,942		$65,063,754		$58,936,245
Short term investments, at value	32,514,981	–		–		–		–		–
Cash	1,633,127	1,382,061		568,752		657,072		–		150,772
Foreign currency, at value	–	–		–		–		–		–
Receivables:
Fund shares sold	–	–		–		–		–		–
Dividends	–	–		–		–		–		–
Tax reclaims	–	–		–		–		–		–
Interest	57,938	1,244,123		1,105,553		926,487		676,246		656,253
Securities lending income	–	1,853		811		–		33		123
Investments sold	–	–		–		–		–		–
Due from Adviser	–	–		–		–		–		–
Other assets	–	–		–		–		–		–
Total assets	34,206,046	101,942,543		106,481,705		86,935,501		65,740,033		59,743,393

Liabilities
Custodian bank	–	–		–		–		142,933		–
Investments purchased	–	–		–		–		–		–
Collateral for securities on loan	–	3,895,795		1,342,650		–		261,568		300,000
Accrued advisory fees	2,802	19,279		20,299		16,877		12,478		11,816
Accrued expenses	–	–		–		–		–		–
Total liabilities	2,802	3,915,074		1,362,949		16,877		416,979		311,816
Net Assets	$34,203,244	$98,027,469		$105,118,756		$86,918,624		$65,323,054		$59,431,577

Composition of Net Assets
Paid-in capital	$34,199,655	$98,171,627		$105,528,605		$87,440,193		$65,841,272		$59,886,947
Accumulated undistributed net investment income (loss)	(2,859)	79,966		132,144		139,946		138,776		146,270
Accumulated net realized gain (loss) on investments and currency transactions	7,039	1,636		1,176		17,744		12,691		10,949
Net unrealized appreciation (depreciation) on investments and currency translation	(591)	(225,760)		(543,169)		(679,259)		(669,685)		(612,589)
Net Assets	$34,203,244	$98,027,469		$105,118,756		$86,918,624		$65,323,054		$59,431,577
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,700,000	4,800,000		5,100,000		4,200,000		3,150,000		2,850,000
Net Asset Value Per Share	$20.12	$20.42		$20.61		$20.69		$20.74		$20.85
Investments in securities, at cost	$–	$99,540,266		$105,349,758		$86,031,201		$65,733,439		$59,548,834
Short term investments, at cost	$32,515,572	$–		$–		$–		$–		$–
Foreign currency, at cost	$–	$–		$–		$–		$–		$–
Securities on loan, at value	$–	$3,800,057		$1,311,432		$–		$254,881		$292,971

See notes to financial statements.

114 | Semiannual Report | November 30, 2011

Statement of Assets and Liabilities (unaudited) continued

		Guggenheim		Guggenheim		Guggenheim		Guggenheim				Guggenheim		Guggenheim S&P
Guggenheim		BulletShares 2012		BulletShares 2013		BulletShares 2014		BulletShares 2015		Guggenheim		Enhanced		Global Dividend
BulletShares 2017		High Yield		High Yield		High Yield		High Yield		Enhanced Core		Short Duration		Opportunities
Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Bond ETF		Bond ETF		Index ETF
(BSCH	)	(BSJC	)	(BSJD	)	(BSJE	)	(BSJF	)	(GIY	)	(GSY	)	(LVL )

$46,306,119		$69,150,694		$75,349,020		$44,047,655		$38,123,164		$4,663,268		$5,936,185		$50,516,992
–		–		–		–		–		2,839,153		9,041,300		–
275,248		710,832		1,130		1,505,295		761		–		–		–
–		–		–		–		–		–		–		38,231

–		–		–		–		–		–		–		3,086,181
–		–		–		–		–		–		–		103,483
–		–		–		–		–		–		–		9,885
647,065		1,171,263		1,771,159		922,861		730,679		24,953		12,158		–
68		1,169		553		855		1,421		–		185		7,325
–		228,805		–		–		398,854		–		–		398,938
–		–		–		–		–		60,756		35,231		50,988
–		–		–		–		–		546		544		719
47,228,500		71,262,763		77,121,862		46,476,666		39,254,879		7,588,676		15,025,603		54,212,742

–		–		–		–		–		–		–		394,651
–		1,037,385		256,953		767,112		525,750		2,099,844		–		3,089,221
160,600		2,333,345		2,277,122		1,037,203		1,785,098		–		88,950		3,390,549
9,117		22,837		22,822		14,535		11,750		–		–		–
–		–		–		–		–		63,473		38,211		111,626
169,717		3,393,567		2,556,897		1,818,850		2,322,598		2,163,317		127,161		6,986,047
$47,058,783		$67,869,196		$74,564,965		$44,657,816		$36,932,281		$5,425,359		$14,898,442		$47,226,695

$47,439,153		$68,065,248		$75,479,844		$45,087,423		$37,405,974		$5,056,891		$14,946,821		$58,640,492

132,378		200,742		268,091		207,535		192,704		8,757		9,581		89,153

2,152		26,486		74,150		28,721		13,985		373,846		5,380		(6,756,640)

	(514,900)	(423,280)		(1,257,120)		(665,863)		(680,382)		(14,135)		(63,340)		(4,746,310)
$47,058,783		$67,869,196		$74,564,965		$44,657,816		$36,932,281		$5,425,359		$14,898,442		$47,226,695

2,250,000		2,700,000		3,000,000		1,800,000		1,500,000		100,000		300,000		3,520,000
$20.92		$25.14		$24.85		$24.81		$24.62		$54.25		$49.66		$13.42
$46,821,019		$69,573,974		$76,606,140		$44,713,518		$38,803,546		$4,677,415		$5,999,634		$55,262,581
$–		$–		$–		$–		$–		$2,839,141		$9,041,191		$–
$–		$–		$–		$–		$–		$–		$–		$38,073
$154,703		$2,268,171		$2,215,287		$1,005,526		$1,728,638		$–		$87,035		$3,177,886

See notes to financial statements.

Semiannual Report | November 30, 2011 | 115

Statement of Operations | For the six months ended November 30, 2011 (unaudited)

	Guggenheim	Guggenheim	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares 2011	BulletShares 2012	BulletShares 2013	BulletShares 2014	BulletShares 2015	BulletShares 2016
	Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF
	(BSCB )	(BSCC )	(BSCD )	(BSCE )	(BSCF )	(BSCG )

Investment Income
Dividend income	$–	$–	$–	$–	$–	$–
Less Return of capital distributions received	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	–	–	–
Net dividend income	–	–	–	–	–	–
Interest	63,934	504,797	767,601	804,639	688,032	713,935
Net securities lending income	110	5,466	2,987	457	38	338
Total investment income	64,044	510,263	770,588	805,096	688,070	714,273

Expenses
Advisory fee <Note 3>	41,033	101,945	106,920	85,718	59,700	54,086
Administration fee	–	–	–	–	–	–
Custodian fee	–	–	–	–	–	–
Licensing	–	–	–	–	–	–
Listing fee and expenses	–	–	–	–	–	–
Printing expenses	–	–	–	–	–	–
Professional fees	–	–	–	–	–	–
Registration & filings	–	–	–	–	–	–
Trustees’ fees and expenses	–	–	–	–	–	–
Miscellaneous	–	–	–	–	–	–
Total expenses	41,033	101,945	106,920	85,718	59,700	54,086
Advisory fees waived	(3,925)	–	–	–	–	–
Other expenses waived or reimbursed	–	–	–	–	–	–
Net Expenses	37,108	101,945	106,920	85,718	59,700	54,086
Net Investment Income (Loss)	26,936	408,318	663,668	719,378	628,370	660,187

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	704	1,636	(1,708)	(3,667)	(7,869)	(4,200)
In-kind transactions	–	–	–	–	1,026	–
Foreign currency transactions	–	–	–	–	–	–
Net realized gain (loss)	704	1,636	(1,708)	(3,667)	(6,843)	(4,200)
Net change in unrealized appreciation (depreciation) on investments	(10,262)	(526,425)	(1,083,147)	(1,534,172)	(1,426,163)	(1,237,547)
Foreign currency translation	–	–	–	–	–	–
Net unrealized appreciation (depreciation)	(10,262)	(526,425)	(1,083,147)	(1,534,172)	(1,426,163)	(1,237,547)
Net realized and unrealized gain (loss)	(9,558)	(524,789)	(1,084,855)	(1,537,839)	(1,433,006)	(1,241,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,378	$(116,471)	$(421,187)	$(818,461)	$(804,636)	$(581,560)

See notes to financial statements.

116 | Semiannual Report | November 30, 2011

Statement of Operations (unaudited) continued

	Guggenheim	Guggenheim	Guggenheim	Guggenheim		Guggenheim	Guggenheim S&P
Guggenheim	BulletShares 2012	BulletShares 2013	BulletShares 2014	BulletShares 2015	Guggenheim	Enhanced	Global Dividend
BulletShares 2017	High Yield	High Yield	High Yield	High Yield	Enhanced Core	Short Duration	Opportunities
Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF	Bond ETF	Bond ETF	Index ETF
(BSCH )	(BSJC )	(BSJD )	(BSJE )	(BSJF )	(GIY )	(GSY )	(LVL )

$–	$4,254	$11,451	$11,039	$7,556	$–	$7,801	$1,310,447

–	–	–	–	–	–	–	(8,941)
–	–	–	–	–	–	–	(78,842)
–	4,254	11,451	11,039	7,556	–	7,801	1,222,664
657,595	867,559	1,133,640	850,827	784,845	47,230	43,869	–
269	1,830	877	2,010	2,963	3	1,110	45,082
657,864	873,643	1,145,968	863,876	795,364	47,233	52,780	1,267,746

42,333	96,600	93,603	59,843	50,429	5,390	14,919	103,815
–	–	–	–	–	741	2,135	5,710
–	–	–	–	–	33,099	19,647	47,518
–	–	–	–	–	–	–	20,243
–	–	–	–	–	2,500	2,500	2,500
–	–	–	–	–	12,809	8,173	12,819
–	–	–	–	–	18,146	14,553	14,594
–	–	–	–	–	–	–	837
–	–	–	–	–	1,519	1,620	2,109
–	–	–	–	–	5,795	4,561	7,988
42,333	96,600	93,603	59,843	50,429	79,999	68,108	218,133
–	–	–	–	–	(5,390)	(14,919)	(83,174)
–	–	–	–	–	(67,333)	(36,178)	–
42,333	96,600	93,603	59,843	50,429	7,276	17,011	134,959
615,531	777,043	1,052,365	804,033	744,935	39,957	35,769	1,132,787

–	32,996	66,471	20,360	1,839	264,505	4,424	(919,531)
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	(43,419)
–	32,996	66,471	20,360	1,839	264,505	4,424	(962,950)

(1,274,999)	(518,847)	(1,468,086)	(804,495)	(757,429)	(152,009)	(63,428)	(6,059,335)
–	–	–	–	–	–	–	(2,137)
(1,274,999)	(518,847)	(1,468,086)	(804,495)	(757,429)	(152,009)	(63,428)	(6,061,472)
(1,274,999)	(485,851)	(1,401,615)	(784,135)	(755,590)	112,496	(59,004)	(7,024,422)

$(659,468)	$291,192	$(349,250)	$19,898	$(10,655)	$152,453	$(23,235)	$(5,891,635)

See notes to financial statements.

Semiannual Report | November 30, 2011 | 117

Statement of Changes in Net Assets |

	Guggenheim BulletShares 2011		Guggenheim BulletShares 2012
	Corporate Bond ETF (BSCB)		Corporate Bond ETF (BSCC)
	For the Six Months		For the Six Months
	Ended	For the Period	Ended	For the Period
	November 30, 2011	Ended	November 30, 2011	Ended
	(unaudited)	May 31, 20111	(unaudited)	May 31, 20111

Change in Net Assets Resulting from Operations
Net investment income (loss)	$26,936	$97,705	$408,318	$321,598
Net realized gain (loss)	704	7,435	1,636	2,250
Net unrealized appreciation (depreciation)	(10,262)	9,671	(526,425)	300,665
Net increase (decrease) in net assets resulting from operations	17,378	114,811	(116,471)	624,513

Distribution to Shareholders
From and in excess of net investment income	(37,400)	(90,100)	(387,900)	(261,600)
Capital gains	–	(1,100)	–	(2,700)
Total distributions	(37,400)	(91,200)	(387,900)	(264,300)

Capital Share Transactions
Proceeds from sale of shares	–	34,199,655	27,651,012	70,520,615
Cost of shares redeemed	–	–	–	–
Net increase (decrease) from capital share transactions	–	34,199,655	27,651,012	70,520,615
Total increase (decrease) in net assets	(20,022)	34,223,266	27,146,641	70,880,828

Net Assets
Beginning of period	34,223,266	–	70,880,828	–
End of period	$34,203,244	$34,223,266	$98,027,469	$70,880,828
Accumulated undistributed net investment income (loss) at end of period	$(2,859)	$7,605	$79,966	$59,548

Changes in Shares Outstanding
Shares sold	–	1,700,000	1,350,000	3,450,000
Shares redeemed	–	–	–	–
Shares outstanding, beginning of period	1,700,000	–	3,450,000	–
Shares outstanding, end of period	1,700,000	1,700,000	4,800,000	3,450,000
1 Commencement of investment operations - June 7, 2010

See notes to financial statements.

118 | Semiannual Report | November 30, 2011

Statement of Changes in Net Assets continued

Guggenheim BulletShares 2013		Guggenheim BulletShares 2014		Guggenheim BulletShares 2015
Corporate Bond ETF (BSCD)		Corporate Bond ETF (BSCE)		Corporate Bond ETF (BSCF)
For the Six Months		For the Six Months		For the Six Months
Ended	For the Period	Ended	For the Period	Ended	For the Period
November 30, 2011	Ended	November 30, 2011	Ended	November 30, 2011	Ended
(unaudited)	May 31, 20111	(unaudited)	May 31, 20111	(unaudited)	May 31, 20111

$663,668	$395,026	$719,378	$443,568	$628,370	$422,406
(1,708)	5,284	(3,667)	22,311	(6,843)	19,534
(1,083,147)	539,978	(1,534,172)	854,913	(1,426,163)	756,478

(421,187)	940,288	(818,461)	1,320,792	(804,636)	1,198,418

(616,200)	(310,350)	(678,600)	(344,400)	(567,900)	(344,100)
–	(2,400)	–	(900)	–	–
(616,200)	(312,750)	(678,600)	(345,300)	(567,900)	(344,100)

34,216,385	71,312,220	31,409,831	56,030,362	31,658,829	34,182,443
–	–	–	–	–	–

34,216,385	71,312,220	31,409,831	56,030,362	31,658,829	34,182,443
33,178,998	71,939,758	29,912,770	57,005,854	30,286,293	35,036,761

71,939,758	–	57,005,854	–	35,036,761	–
$105,118,756	$71,939,758	$86,918,624	$57,005,854	$65,323,054	$35,036,761

$132,144	$84,676	$139,946	$99,168	$138,776	$78,306

1,650,000	3,450,000	1,500,000	2,700,000	1,500,000	1,650,000
–	–	–	–	–	–
3,450,000	–	2,700,000	–	1,650,000	–
5,100,000	3,450,000	4,200,000	2,700,000	3,150,000	1,650,000

See notes to financial statements.

Semiannual Report | November 30, 2011 | 119

Statement of Changes in Net Assets continued

	Guggenheim BulletShares 2016		Guggenheim BulletShares 2017
	Corporate Bond ETF (BSCG)		Corporate Bond ETF (BSCH)
	For the Six Months		For the Six Months
	Ended	For the Period	Ended	For the Period
	November 30, 2011	Ended	November 30, 2011	Ended
	(unaudited)	May 31, 20111	(unaudited)	May 31, 20111

Change in Net Assets Resulting from Operations
Net investment income (loss)	$660,187	$414,133	$615,531	$616,497
Net realized gain (loss)	(4,200)	15,149	–	164,514
Net unrealized appreciation (depreciation)	(1,237,547)	624,958	(1,274,999)	760,099
Net increase (decrease) in net assets resulting from operations	(581,560)	1,054,240	(659,468)	1,541,110

Distribution to Shareholders
From and in excess of net investment income	(594,900)	(333,150)	(577,950)	(521,700)
Capital gains	–	–	–	–
Total distributions	(594,900)	(333,150)	(577,950)	(521,700)

Capital Share Transactions
Proceeds from sale of shares	31,751,262	28,135,685	19,150,890	37,578,872
Cost of shares redeemed	–	–	–	(9,452,971)
Net increase (decrease) from capital share transactions	31,751,262	28,135,685	19,150,890	28,125,901
Total increase (decrease) in net assets	30,574,802	28,856,775	17,913,472	29,145,311

Net Assets
Beginning of period	28,856,775	–	29,145,311	–
End of period	$59,431,577	$28,856,775	$47,058,783	$29,145,311
Accumulated undistributed net investment income (loss) at end of period	$146,270	$80,983	$132,378	$94,797

Changes in Shares Outstanding
Shares sold	1,500,000	1,350,000	900,000	1,800,000
Shares redeemed	–	–	–	(450,000)
Shares outstanding, beginning of period	1,350,000	–	1,350,000	–
Shares outstanding, end of period	2,850,000	1,350,000	2,250,000	1,350,000

1	Commencement of investment operations - June 7, 2010
2	Commencement of investment operations - January 25, 2011

See notes to financial statements.

120 | Semiannual Report | November 30, 2011

Statement of Changes in Net Assets continued

Guggenheim BulletShares 2012		Guggenheim BulletShares 2013		Guggenheim BulletShares 2014
High Yield Corporate Bond ETF (BSJC)		High Yield Corporate Bond ETF (BSJD)		High Yield Corporate Bond ETF (BSJE)
For the Six Months		For the Six Months		For the Six Months
Ended	For the Period	Ended	For the Period	Ended	For the Period
November 30, 2011	Ended	November 30, 2011	Ended	November 30, 2011	Ended
(unaudited)	May 31, 20112	(unaudited)	May 31, 20112	(unaudited)	May 31, 20112

$777,043	$173,299	$1,052,365	$218,126	$804,033	$163,602
32,996	(6,510)	66,471	7,679	20,360	8,361
(518,847)	95,567	(1,468,086)	210,966	(804,495)	138,632

291,192	262,356	(349,250)	436,771	19,898	310,595

(654,900)	(94,700)	(881,400)	(121,000)	(668,400)	(91,700)
–	–	–	–	–	–
(654,900)	(94,700)	(881,400)	(121,000)	(668,400)	(91,700)

40,218,874	27,846,374	47,519,369	27,960,475	27,303,351	17,784,072
–	–	–	–	–	–

40,218,874	27,846,374	47,519,369	27,960,475	27,303,351	17,784,072
39,855,166	28,014,030	46,288,719	28,276,246	26,654,849	18,002,967

28,014,030	–	28,276,246	–	18,002,967	–
$67,869,196	$28,014,030	$74,564,965	$28,276,246	$44,657,816	$18,002,967

$200,742	$78,599	$268,091	$97,126	$207,535	$71,902

1,600,000	1,100,000	1,900,000	1,100,000	1,100,000	700,000
–	–	–	–	–	–
1,100,000	–	1,100,000	–	700,000	–
2,700,000	1,100,000	3,000,000	1,100,000	1,800,000	700,000

See notes to financial statements.

Semiannual Report | November 30, 2011 | 121

Statement of Changes in Net Assets continued

	Guggenheim BulletShares 2015		Guggenheim
	High Yield Corporate Bond ETF (BSJF)		Enhanced Core Bond ETF (GIY)
	For the Six Months		For the Six Months
	Ended	For the Period	Ended	For the Year
	November 30, 2011	Ended	November 30, 2011	Ended
	(unaudited)	May 31, 20112	(unaudited)	May 31, 2011

Change in Net Assets Resulting from Operations
Net investment income (loss)	$744,935	$139,769	$39,957	$145,373
Net realized gain (loss)	1,839	12,146	264,505	169,154
Net unrealized appreciation (depreciation)	(757,429)	77,047	(152,009)	8,548
Net increase (decrease) in net assets resulting from operations	(10,655)	228,962	152,453	323,075

Distribution to Shareholders
From and in excess of net investment income	(604,300)	(87,700)	(31,200)	(204,800)
Capital gains	–	–	–	(86,200)
Total distributions	(604,300)	(87,700)	(31,200)	(291,000)

Capital Share Transactions
Proceeds from sale of shares	24,683,546	12,722,428	–	5,276,723
Cost of shares redeemed	–	–	–	(5,207,512)
Net increase (decrease) from capital share transactions	24,683,546	12,722,428	–	69,211
Total increase (decrease) in net assets	24,068,591	12,863,690	121,253	101,286

Net Assets
Beginning of period	12,863,690	–	5,304,106	5,202,820
End of period	$36,932,281	$12,863,690	$5,425,359	$5,304,106
Accumulated undistributed net investment income (loss) at end of period	$192,704	$52,069	$8,757	$–

Changes in Shares Outstanding
Shares sold	1,000,000	500,000	–	100,000
Shares redeemed	–	–	–	(100,000)
Shares outstanding, beginning of period	500,000	–	100,000	100,000
Shares outstanding, end of period	1,500,000	500,000	100,000	100,000

2   Commencement of investment operations - January 25, 2011

See notes to financial statements.

122 | Semiannual Report | November 30, 2011

Statement of Changes in Net Assets continued

Guggenheim Enhanced		Guggenheim S&P Global
Short Duration Bond ETF (GSY)		Dividend Opportunities Index ETF (LVL)
For the Six Months		For the Six Months
Ended	For the Year	Ended	For the Year
November 30, 2011	Ended	November 30, 2011	Ended
(unaudited)	May 31, 2011	(unaudited)	May 31, 2011

$35,769	$2,512	$1,132,787	$1,416,274
4,424	2,306	(962,950)	1,103,228
(63,428)	4,277	(6,061,472)	2,470,893

(23,235)	9,095	(5,891,635)	4,990,395

(28,200)	(500)	(1,318,400)	(1,112,880)
–	–	–	–
(28,200)	(500)	(1,318,400)	(1,112,880)

4,973,863	14,949,924	16,045,305	54,761,387
(9,957,217)	(9,965,683)	–	(32,912,066)

(4,983,354)	4,984,241	16,045,305	21,849,321
(5,034,789)	4,992,836	8,835,270	25,726,836

19,933,231	14,940,395	38,391,425	12,664,589
$14,898,442	$19,933,231	47,226,695	38,391,425

$9,581	$2,012	$89,153	$274,766

100,000	300,000	1,120,000	3,680,000
(200,000)	(200,000)	–	(2,240,000)
400,000	300,000	2,400,000	960,000
300,000	400,000	3,520,000	2,400,000

See notes to financial statements.

Semiannual Report | November 30, 2011 | 123

Financial Highlights |

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$20.13		$20.02

Income from investment operations
Net investment income (a)	0.02		0.10
Net realized and unrealized gain (loss)	(0.01)		0.11
Total from investment operations	0.01		0.21

Distributions to shareholders
From and in excess of net investment income	(0.02)		(0.10)
Capital gains	(0.00)		(0.00	)(b)
Total distributions to shareholders	(0.02)		(0.10)
Net asset value, end of period	$20.12		$20.13
Market value, end of period	$20.07		$20.16

Total return (c)
Net asset value	0.06%		1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$34,203		$34,223
Ratio of net expenses to average net assets*	0.22	%(d)	0.24	%(d)
Ratio of net investment income to average net assets	0.16	%(d)	0.50	%(d)
Portfolio turnover rate (e)	0%		9%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.24	%(d)	0.24	%(d)
Ratio of net investment income (loss) to average net assets	0.14	%(d)	0.50	%(d)

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

124 | Semiannual Report | November 30, 2011

Financial Highlights continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$20.55		$20.04

Income from investment operations
Net investment income (a)	0.10		0.23
Net realized and unrealized gain (loss)	(0.13)		0.49
Total from investment operations	(0.03)		0.72

Distributions to Shareholders
From net investment income	(0.10)		(0.21)
Capital gains	—		(0.00	)(e)
Total Distributions	(0.10)		(0.21)
Net asset value, end of period	$20.42		$20.55
Market value, end of period	$20.50		$20.67

Total return (b)
Net asset value	-0.16%		3.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,027		$70,881
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	0.96	%(c)	1.16	%(c)
Portfolio turnover rate(d)	8%		3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Amount is less than $0.01.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 125

Financial Highlights continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$20.85		$20.08

Income from investment operations
Net investment income (a)	0.15		0.30
Net realized and unrealized gain (loss)	(0.24)		0.73
Total from investment operations	(0.09)		1.03

Distributions to shareholders
From net investment income	(0.15)		(0.26)
Capital gains	–		(0.00	)(e)
Total distributions to shareholders	(0.15)		(0.26)
Net asset value, end of period	$20.61		$20.85
Market value, end of period	$20.79		$20.96

Total return (b)
Net asset value	-0.45%		5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$105,119		$71,940
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	1.49	%(c)	1.48	%(c)
Portfolio turnover rate (d)	1%		3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less is less than $0.01 per share.

See notes to financial statements.

126 | Semiannual Report | November 30, 2011

Financial Highlights continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$21.11		$20.10

Income from investment operations
Net investment income (a)	0.21		0.45
Net realized and unrealized gain (loss)	(0.42)		0.93
Total from investment operations	(0.21)		1.38

Distributions to Shareholders from
Net investment income	(0.21)		(0.37)
Capital gains	–		(0.00	)(b)
Total distributions to shareholders	(0.21)		(0.37)
Net asset value, end of period	$20.69		$21.11
Market value, end of period	$20.90		$21.21

Total return (c)
Net asset value	-1.01%		6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,919		$57,006
Ratio of net expenses to average net assets	0.24	%(d)	0.24	%(d)
Ratio of net investment income to average net assets	2.01	%(d)	2.24	%(d)
Portfolio turnover rate (e)	2%		3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 127

Financial Highlights continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$21.23		$20.14

Income from investment operations
Net investment income (a)	0.26		0.56
Net realized and unrealized gain (loss)	(0.50)		1.00
Total from investment operations	(0.24)		1.56

Distributions to Shareholders from
Net investment income	(0.25)		(0.47)
Net asset value, end of period	$20.74		$21.23
Market value, end of period	$20.94		$21.37

Total return (b)
Net asset value	-1.13%		7.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,323		$35,037
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	2.53	%(c)	2.77	%(c)
Portfolio turnover rate (d)	2%		3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

128 | Semiannual Report | November 30, 2011

Financial Highlights continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$21.38		$20.13

Income from investment operations
Net investment income (a)	0.31		0.66
Net realized and unrealized gain (loss)	(0.54)		1.16
Total from investment operations	(0.23)		1.82

Distributions to Shareholders
From net investment income	(0.30)		(0.57)
Net asset value, end of period	$20.85		$21.38
Market value, end of period	$21.03		$21.48

Total return (b)
Net asset value	-1.09%		9.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$59,432		$28,857
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	2.93	%(c)	3.24	%(c)
Portfolio turnover rate(d)	1%		4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 129

Financial Highlights continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

	For the		For the Period
	Six Months Ended		June 7, 2010*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$21.59		$20.19

Income from investment operations
Net investment income (a)	0.37		0.75
Net realized and unrealized gain (loss)	(0.67)		1.30
Total from investment operations	(0.30)		2.05

Distributions to shareholders
From net investment income	(0.37)		(0.65)
Net asset value, end of period	$20.92		$21.59
Market value, end of period	$21.11		$21.62

Total return(b)
Net asset value	-1.42%		10.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,059		$29,145
Ratio of net expenses to average net assets	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	3.49	%(c)	3.62	%(c)
Portfolio turnover rate (d)	0%		3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

130 | Semiannual Report | November 30, 2011

Financial Highlights continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months Ended		January 25, 2011*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$25.47		$25.07

Income from investment operations
Net investment income (a)	0.42		0.28
Net realized and unrealized gain (loss)	(0.37)		0.28
Total from investment operations	0.05		0.56

Distributions to shareholders
From and in excess of net investment income	(0.38)		(0.16)
Net asset value, end of period	$25.14		$25.47
Market value, end of period	$25.35		$25.63
Total return (b)
Net asset value	0.22%		2.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$67,869		$28,014
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	3.38	%(c)	3.18	%(c)
Portfolio turnover rate (d)	13%		11%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 131

Financial Highlights continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months Ended		January 25, 2011*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011
Net asset value, beginning of period	$25.71		$25.13

Income from investment operations
Net investment income (a)	0.59		0.36
Net realized and unrealized gain (loss)	(0.92)		0.44
Total from investment operations	(0.33)		0.80

Distributions to shareholders
From net investment income	(0.53)		(0.22)
Net asset value, end of period	$24.85		$25.71
Market value, end of period	$25.00		$25.82
Total return (b)
Net asset value	-1.29%		3.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,565		$28,276
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	4.72	%(c)	4.15	%(c)
Portfolio turnover rate (d)	9%		14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

132 | Semiannual Report | November 30, 2011

Financial Highlights continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months Ended		January 25, 2011*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$25.72		$25.06

Income from investment operations
Net investment income (a)	0.70		0.43
Net realized and unrealized gain (loss)	(0.98)		0.52
Total from investment operations	(0.28)		0.95

Distributions to Shareholders
From net investment income	(0.63)		(0.29)
Total Distributions	(0.63)		(0.29)
Net asset value, end of period	$24.81		$25.72
Market value, end of period	$25.01		$25.83

Total return (b)
Net asset value	-1.09%		3.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$44,658		$18,003
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	5.64	%(c)	4.92	%(c)
Portfolio turnover rate (d)	19%		19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 133

Financial Highlights continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

	For the		For the Period
	Six Months Ended		January 25, 2011*
Per share operating performance	November 30, 2011		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011

Net asset value, beginning of period	$25.73		$25.21

Income from investment operations
Net investment income (a)	0.76		0.47
Net realized and unrealized gain (loss)	(1.20)		0.35
Total from investment operations	(0.44)		0.82

Distributions to shareholders
From net investment income	(0.67)		(0.30)
Net asset value, end of period	$24.62		$25.73
Market value, end of period	$24.83		$25.86

Total return (b)
Net asset value	-1.70%		3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,932		$12,864
Ratio of net expenses to average net assets	0.42	%(c)	0.42	%(c)
Ratio of net investment income to average net assets	6.20	%(c)	5.40	%(c)
Portfolio turnover rate (d)	14%		14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

134 | Semiannual Report | November 30, 2011

Financial Highlights continued

GIY | Guggenheim Enhanced Core Bond ETF

	For the					For the Period
	Six Months Ended		For the	For the	For the	February 12, 2008	**
Per share operating performance	November 30, 2011		Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008

Net asset value, beginning of period	$53.04		$52.03	$50.39	$48.98	$50.00

Income from investment operations
Net investment income (a)	0.40		0.86	1.03	1.04	0.30
Net realized and unrealized gain (loss)	1.12		1.79	2.65	1.54	(1.05)
Total from investment operations	1.52		2.65	3.68	2.58	(0.75)

Distributions to shareholders
From and in excess of net investment income	(0.31)		(1.21)	(1.61)	(1.17)	(0.27)
Capital gains	–		(0.43)	(0.43)	–	–
Total distributions to shareholders	(0.31)		(1.64)	(2.04)	(1.17)	(0.27)
Net asset value, end of period	$54.25		$53.04	$52.03	$50.39	$48.98
Market value, end of period	$54.14		$53.00	$53.45	$43.05	$49.07

Total return *(b)
Net asset value	2.87%		5.15%	7.43%	5.35%	-1.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,425		$5,304	$5,203	$5,039	$4,898
Ratio of net expenses to average net assets*	0.27	%(c)	0.32%	0.32%	0.50%	0.57	%(c)
Ratio of net investment income (loss) to average net assets*	1.48	%(c)	1.62%	2.00%	2.10%	2.01	%(c)
Portfolio turnover rate (d)	308%		458%	505%	499%	112%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	2.97	%(c)	2.01%	2.76%	3.05%	3.58	%(c)
Ratio of net investment income (loss) to average net assets	-1.22	%(c)	-0.07%	-0.44%	-0.45%	-1.00	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 135

Financial Highlights continued

GSY | Guggenheim Enhanced Short Duration Bond ETF

	For the					For the Period
	Six Months Ended		For the Year	For the Year	For the Year	February 12, 2007	**
Per share operating performance	November 30, 2011		Ended	Ended	Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008

Net asset value, beginning of period	$49.83		$49.80	$49.83	$50.02	$50.00

Income from investment operations
Net investment income (a)	0.11		0.02	0.01	0.49	0.32
Net realized and unrealized gain (loss)	(0.19)		0.02	(0.02)	0.03	–
Total from investment operations	(0.08)		0.04	(0.01)	0.52	0.32

Distributions to Shareholders
From and in excess of net investment income	(0.09)		(0.01)	(0.01)	(0.70)	(0.30)
Return of capital	–		–	(0.01)	(0.01)	–
Total distributions to shareholder	(0.09)		(0.01)	(0.02)	(0.71)	(0.30)
Net asset value, end of period	$49.66		$49.83	$49.80	$49.83	$50.02
Market value, end of period	$49.60		$49.79	$49.78	$49.84	$50.06

Total return* (b)
Net asset value	-0.15%		0.07%	-0.03%	1.05%	0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,898		$19,933	$14,940	$9,965	$5,002
Ratio of net expenses to average net assets*	0.22	%(c)	0.27%	0.32%	0.46%	0.57	%(c)
Ratio of net investment income to average net assets	0.46	%(c)	0.03%	0.01%	0.98%	2.15	%(c)
Portfolio turnover rate (d)	13%		0%	0%	0%	0%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.88	%(c)	2.08%	1.02%	2.12%	3.80	%(c)
Ratio of net investment income (loss) to average net assets	-0.20	%(c)	-1.78%	-0.69%	-0.68%	-1.08	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

136 | Semiannual Report | November 30, 2011

Financial Highlights continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

	For the
	Six Months Ended		For the Year	For the Year	For the Year		June 25, 2007	**
Per share operating performance	November 30, 2011		Ended	Ended	Ended		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2011	May 31, 2010	May 31, 2009		May 31, 2008

Net asset value, beginning of period	$16.00		$13.19	$11.55	$19.37		$24.98

Income from investment operations
Net investment income (loss)(a)	0.38		0.91	0.76	0.88		1.56
Net realized and unrealized gain (loss)	(2.50)		2.76	1.51	(7.98)		(5.78)
Total from investment operations	(2.12)		3.67	2.27	(7.10)		(4.22)

Distributions to shareholders
From net investment income	(0.46)		(0.86)	(0.63)	(0.72)		(1.18)
Return of Capital	–		–	–	–		(0.21)
Total distribution to shareholders	(0.46)		(0.86)	(0.63)	(0.72)		(1.39)
Net asset value, end of period	$13.42		$16.00	$13.19	$11.55		$19.37
Market value, end of period	$13.65		$16.15	$13.15	$11.24		$19.38

Total return *(b)
Net asset value	-13.37%		28.89%	19.97%	-37.12%		-16.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,227		$38,391	$12,665	$5,542		$5,810
Ratio of net expenses to average net assets (f)*	0.65	%(c)	0.65%	0.65%	0.66%		1.54	%(c)
Ratio of net investment income (loss) to average net assets*	5.46	%(c)	6.14%	5.47%	7.62%		8.20	%(c)
Portfolio turnover rate (d)	49%		51%	34%	181	%(e)	84%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (f)	1.05	%(c)	1.44%	2.15%	2.97%		4.36	%(c)
Ratio of net investment income (loss) to average net assets	5.06	%(c)	5.35%	3.97%	5.31%		5.38	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	The increase in the portfolio turnover compared to prior years is the result of the change in the underlying index and the resulting reallocation of the portfolio holdings

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.07% for the six months ended November 30, 2011, 0.00% for the years ended May 31, 2011 and May 31, 2010, 0.09% for the year ended May 31, 2009, and 0.19% for the period ended May 31, 2008.

See notes to financial statements.

Semiannual Report | November 30, 2011 | 137

Notes to Financial Statements | November 30, 2011 (unaudited)

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 14 portfolios have a semiannual reporting period ended on November 30, 2011:

Guggenheim BulletShares 2011 Corporate Bond ETF
Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF
   formerly known as Guggenheim Enhanced Ultra-Short Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

The Guggenheim BulletShares 2011 Corporate Bond ETF had a designated year of maturity of 2011 and terminated on December 30, 2011. In connection with such termination, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund did not seek to return any predetermined amount at maturity.

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index

Guggenheim BulletShares 2011 Corporate Bond ETF	BulletShares® USD Corporate Bond 2011 Index
Guggenheim BulletShares 2012 Corporate Bond ETF	BulletShares® USD Corporate Bond 2012 Index
Guggenheim BulletShares 2013 Corporate Bond ETF	BulletShares® USD Corporate Bond 2013 Index
Guggenheim BulletShares 2014 Corporate Bond ETF	BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares 2015 Corporate Bond ETF	BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares 2016 Corporate Bond ETF	BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares 2017 Corporate Bond ETF	BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2012 Index
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2013 Index
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2014 Index
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2015 Index
Guggenheim S&P Global Dividend Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF are actively managed ETFs and therefore do not track an Index.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above. The Funds did not have any Level 3 securities during the period ended November 30, 2011.

138 | Semiannual Report | November 30, 2011

Notes to Financial Statements (unaudited) continued

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011.

Guggenheim BulletShares 2011 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$1,915	$–	$1,915
U. S. Treasury Securities	–	30,600	–	30,600
Total	$–	$32,515	$–	$32,515

Guggenheim BulletShares 2012 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$95,419	$–	$95,419
Investments of Collateral for Securities Loaned	3,896	–	–	3,896
Total	$3,896	$95,419	$–	$99,315

Guggenheim BulletShares 2013 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$103,464	$–	$103,464
Investments of Collateral for Securities Loaned	1,343	-	–	1,343
Total	$1,343	$103,464	$–	$104,807

Guggenheim BulletShares 2014 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$83,352	$–	$83,352
Total	$–	$83,352	$–	$83,352

Guggenheim BulletShares 2015 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$64,802	$–	$64,802
Investments of Collateral for Securities Loaned	262	–	–	262
Total	$262	$64,802	$–	$65,064

Guggenheim BulletShares 2016 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$58,636	$–	$58,636
Investments of Collateral for Securities Loaned	300	–	–	300
Total	$300	$58,636	$–	$58,936

Guggenheim BulletShares 2017 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$46,145	$–	$46,145
Investments of Collateral for Securities Loaned	161	–	–	161
Total	$161	$46,145	$–	$46,306

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$66,579	$–	$66,579
Exchange Traded Fund	239	–	–	239
Investments of Collateral for Securities Loaned	2,333	–	–	2,333
Total	$2,572	$66,579	$–	$69,151

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$72,566	$–	$72,566
Exchange Traded Fund	506	–	–	506
Investments of Collateral for Securities Loaned	2,277	–	–	2,277
Total	$2,783	$72,566	$–	$75,349

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$42,410	$–	$42,410
Exchange Traded Fund	601	–	–	601
Investments of Collateral for Securities Loaned	1,037	–	–	1,037
Total	$1,638	$42,410	$–	$44,048

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$36,104	$–	$36,104
Exchange Traded Fund	234	–	–	234
Investments of Collateral for Securities Loaned	1,785	–	–	1,785
Total	$2,019	$36,104	$–	$38,123

Semiannual Report | November 30, 2011 | 139

Notes to Financial Statements (unaudited) continued

Guggenheim Enhanced Core Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$1,037	$–	$1,037
Mortgage Backed Securities	–	3,150	–	3,150
U. S .Government Agency Securities	–	476	–	476
U. S. Treasury Securities	–	1,800	–	1,800
Money Market Fund	1,039	–	–	1,039
Total	$1,039	$6,463	$–	$7,502

Guggenheim Enhanced Short Duration Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$3,363	$–	$3,363
Asset Backed Securities	–	955	–	955
Collateralized Mortgage Obligations	–	297	–	297
U.S. Government and Agency Securities	–	301	–	301
Commercial Paper	–	7,499	–	7,499
Municipal Bonds	–	700	–	700
Exchange Traded Funds	1,020	–	–	1,020
Money Market Funds	753	–	–	753
Investments of Collateral for Securities Loaned	89	–	–	89
Total	$1,862	$13,115	$–	$14,977

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets ( Level 1). There were no transfers between levels for these Funds for the six months ended November 30, 2011.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

Foreign exchange gain or loss resulting from the holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency

Guggenheim BulletShares 2011 Corporate Bond ETF	monthly
Guggenheim BulletShares 2012 Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	monthly
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	monthly
Guggenheim Enhanced Core Bond ETF	monthly
Guggenheim Enhanced Short Duration Bond ETF	monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation

140 | Semiannual Report | November 30, 2011

Notes to Financial Statements (unaudited) continued

Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f) Dollar Roll and Forward Commitment Transactions
Guggenheim Enhanced Core Bond ETF (“GIY”) may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase commitments, mortgage dollar roll and to be announced (“TBA”) mortgage trading.

Forward commitment transactions involve commitments to acquire or sell TBA mortgage backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded on the statement of operations.

A mortgage dollar roll involves the sale of a mortgage backed security (“MBS”) and the agreement to repurchase the instrument (or one which is substantially similar) at a specified time and price. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlements. TBA mortgage backed transactions generally settle once a month on a specific date.

Pending settlement of such contracts, the fund will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds. The fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. It also may invest directly in exchange-traded funds (“ETFs”) and other investment companies that provide exposure to fixed income securities similar to those securities in which the fund may invest directly.

Upon entering into dollar roll or forward commitment transaction, mortgage backed securities or other liquid assets are segregated in an amount equal to the purchase price or in an amount sufficient to honor the forward commitment.

(g) Recent Accounting Pronouncements
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. Guggenheim Funds Investment Advisors, LLC (the “Adviser”) is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and the Adviser, the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate

Guggenheim Enhanced Core Bond ETF	0.20%
Guggenheim Enhanced Short Duration Bond ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate

Guggenheim BulletShares 2011 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2012 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2013 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Adviser provides Fund Administration services to the Funds. The Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund.

Net Assets	Rate

First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended November 30, 2011, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund	Fund
	Administration	Administration
	Expense	Expense Waived

Guggenheim Enhanced Core Bond ETF	$741	$741
Guggenheim Enhanced Short Duration Bond ETF	2,135	2,135
Guggenheim S&P Global Dividend Opportunities Index ETF	5,710	–

Due to their unitary fee structure, Guggenheim BulletShares 2011 Corporate Bond ETF, Guggen-heim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014

Semiannual Report | November 30, 2011 | 141

Notes to Financial Statements (unaudited) continued

High Yield Corporate Bond ETF and Guggenheim BulletShares 2015 High Yield Corporate Bond ETF are not charged a separate Fund Administration Fee.

The Bank of New York Mellon (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Short Duration Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2014:

Fund	Rate

Guggenheim Enhanced Core Bond ETF	0.27%
Guggenheim Enhanced Short Duration Bond ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations (listed in the table below), the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the six months ended November 30, 2011, the Adviser waived fees and assumed the following fees and expenses:

			Potentially
	Advisory		Recoverable
	Fees	Expenses	Expenses
	Waived	Assumed	2012*

Guggenheim Enhanced Core Bond ETF	$5,390	$67,333	$350,246
Guggenheim Enhanced Short Duration Bond ETF	14,919	36,178	284,714
Guggenheim S&P Global Dividend Opportunities Index ETF	83,174	–	423,677

*	Per the Expense Reimbursement Agreement discussed above, this year represents the last year the Fund will be eligible to recover fees and expenses.

The Adviser voluntarily waived $3,925 of the Guggenheim BulletShares 2011 Corporate Bond ETF unitary management fee during the six months ended November 30, 2011.

Certain officers of the Trust may also be officers, directors and/or employees of the Adviser. The Trust does not compensate its officers who are officers, directors and/or employees of the Adviser.

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2011 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2012 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax. At November 30, 2011, the cost of investments, accumulated unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

	Cost of	Gross	Gross	Net Tax
	Investments	Tax	Tax	Unrealized
	for Tax	Unrealized	Unrealized	Appreciation
	Purposes	Appreciation	Depreciation	(Depreciation )

Guggenheim BulletShares 2011 Corporate Bond ETF	$32,515,572	$–	$(591)	$(591)
Guggenheim BulletShares 2012 Corporate Bond ETF	99,540,266	82,378	(308,138)	(225,760)
Guggenheim BulletShares 2013 Corporate Bond ETF	105,349,758	220,450	(763,619)	(543,169)
Guggenheim BulletShares 2014 Corporate Bond ETF	86,031,201	434,249	(1,113,508)	(679,259)
Guggenheim BulletShares 2015 Corporate Bond ETF	65,733,439	539,259	(1,208,944)	(669,685)
Guggenheim BulletShares 2016 Corporate Bond ETF	59,548,834	552,887	(1,165,476)	(612,589)
Guggenheim BulletShares 2017 Corporate Bond ETF	46,821,019	645,214	(1,160,114)	(514,900)
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	69,574,083	183,511	(606,900)	(423,389)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	76,606,140	150,154	(1,407,274)	(1,257,120)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	44,714,291	255,802	(922,438)	(666,636)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	38,805,722	272,064	(954,622)	(682,558)
Guggenheim Enhanced Core Bond ETF	7,517,813	24,591	(39,983)	(15,392)
Guggenheim Enhanced Short Duration Bond ETF	15,040,825	4,962	(68,302)	(63,340)
Guggenheim S&P Global Dividend Opportunities Index ETF	55,265,187	1,281,629	(6,029,824)	(4,748,195)

142 | Semiannual Report | November 30, 2011

Notes to Financial Statements (unaudited) continued

Tax components of the following balances as of May 31, 2011 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed Ordinary		Undistributed Long-Term
	Income/(Accumulated		Gains/(Accumulated
	Ordinary Loss	)	Capital & Other Loss )

Guggenheim BulletShares 2011 Corporate Bond ETF	$13,940		$–
Guggenheim BulletShares 2012 Corporate Bond ETF	59,548		–
Guggenheim BulletShares 2013 Corporate Bond ETF	87,560		–
Guggenheim BulletShares 2014 Corporate Bond ETF	120,579		–
Guggenheim BulletShares 2015 Corporate Bond ETF	97,840		–
Guggenheim BulletShares 2016 Corporate Bond ETF	96,132		–
Guggenheim BulletShares 2017 Corporate Bond ETF	96,949		–
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	78,599		(6,401)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	104,805		–
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	81,036		–
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	66,391		–
Guggenheim Enhanced Core Bond ETF	52,053		58,545
Guggenheim Enhanced Short Duration Bond ETF	2,968		–
Guggenheim S&P Global Dividend Opportunities Index ETF	287,729		(5,804,047)

Distributions to Shareholders:
The tax character of distributions paid during the period ended May 31, 2011 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions paid from	Distributions paid from
	Ordinary Income	Capital Gains

Guggenheim BulletShares 2011 Corporate Bond ETF *	$91,200	$–
Guggenheim BulletShares 2012 Corporate Bond ETF*	264,300	–
Guggenheim BulletShares 2013 Corporate Bond ETF*	312,750	–
Guggenheim BulletShares 2014 Corporate Bond ETF*	345,300	–
Guggenheim BulletShares 2015 Corporate Bond ETF	344,100	–
Guggenheim BulletShares 2016 Corporate Bond ETF	333,150	–
Guggenheim BulletShares 2017 Corporate Bond ETF	521,700	–
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	94,700	–
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	121,000	–
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	91,700	–
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	87,700	–
Guggenheim Enhanced Core Bond ETF*	254,600	36,400
Guggenheim Enhanced Short Duration Bond ETF	500	–
Guggenheim S&P Global Dividend Opportunities Index ETF	1,112,880	–
* Including capital gains distributions made

At May 31, 2011 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss	Capital Loss	Capital Loss	Capital Loss
	Expiring	Expiring	Expiring	Expiring
	In 2016	in 2017	in 2018	in 2019	Total

Guggenheim BulletShares 2011 Corporate Bond ETF	$–	$–	$–	$–	$–
Guggenheim BulletShares 2012 Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2013 Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2014 Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2015 Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2016 Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2017 Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	–	–	–	–	–
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	–	–	–	–	–
Guggenheim Enhanced Core Bond ETF	–	–	–	–	–
Guggenheim Enhanced Short Duration Bond ETF	–	–	–	–	–
Guggenheim S&P Global Dividend Opportunities Index ETF	129,232	2,414,757	2,155,989	872,241	5,572,219

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2011 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer net capital losses as follows:
Post-October
	Post-October	Foreign Currency
	Capital Losses	Losses

Guggenheim BulletShares 2011 Corporate Bond ETF	$–	$–
Guggenheim BulletShares 2012 Corporate Bond ETF	–	–
Guggenheim BulletShares 2013 Corporate Bond ETF	–	–
Guggenheim BulletShares 2014 Corporate Bond ETF	–	–
Guggenheim BulletShares 2015 Corporate Bond ETF	–	–
Guggenheim BulletShares 2016 Corporate Bond ETF	–	–
Guggenheim BulletShares 2017 Corporate Bond ETF	–	–
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	6,401	–
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	–	–
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	–	–
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	–	–
Guggenheim Enhanced Core Bond ETF	–	–
Guggenheim Enhanced Short Duration Bond ETF	–	–
Guggenheim S&P Global Dividend Opportunities Index ETF	231,828	38,108

Semiannual Report | November 30, 2011 | 143

Notes to Financial Statements (unaudited) continued

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to Regulated Investment Companies, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carry-forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

Note 5 - Investment Transactions:
For the period ended November 30, 2011, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales

Guggenheim BulletShares 2011 Corporate Bond ETF	$–	$2,492,024
Guggenheim BulletShares 2012 Corporate Bond ETF	17,434,840	5,562,899
Guggenheim BulletShares 2013 Corporate Bond ETF	18,607,537	1,019,977
Guggenheim BulletShares 2014 Corporate Bond ETF	24,737,245	1,413,129
Guggenheim BulletShares 2015 Corporate Bond ETF	18,854,304	847,417
Guggenheim BulletShares 2016 Corporate Bond ETF	23,195,935	480,162
Guggenheim BulletShares 2017 Corporate Bond ETF	16,022,649	–
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	25,874,683	4,593,657
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	47,867,498	4,473,317
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	31,378,065	5,264,145
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	28,194,179	3,511,266
Guggenheim Enhanced Core Bond ETF	13,062,427	11,954,100
Guggenheim Enhanced Short Duration Bond ETF	7,267,472	599,796
Guggenheim S&P Global Dividend Opportunities Index ETF	20,922,209	21,156,343

For the period ended November 30, 2011, in-kind transactions were as follows:

	Purchases	Sales

Guggenheim BulletShares 2011 Corporate Bond ETF	$–	$–
Guggenheim BulletShares 2012 Corporate Bond ETF	16,026,066	–
Guggenheim BulletShares 2013 Corporate Bond ETF	17,095,957	–
Guggenheim BulletShares 2014 Corporate Bond ETF	8,165,903	–
Guggenheim BulletShares 2015 Corporate Bond ETF	14,061,955	100,310
Guggenheim BulletShares 2016 Corporate Bond ETF	9,032,021	–
Guggenheim BulletShares 2017 Corporate Bond ETF	2,961,259	–
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	–	–
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	3,979,185	–
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	–	–
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	845,367	–
Guggenheim Enhanced Core Bond ETF	–	–
Guggenheim Enhanced Short Duration Bond ETF	–	–
Guggenheim S&P Global Dividend Opportunities Index ETF	16,044,675	–

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 80,000 to 150,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation or Redemption transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 – Distribution Agreement:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

144 | Semiannual Report | November 30, 2011

Notes to Financial Statements (unaudited) continued

On November 30, 2011, the Funds paid the following dividends payable on December 7, 2011 to shareholders of record on December 5, 2011. The dividend rates per common share were as follows:

Fund	Rate

Guggenheim BulletShares 2012 Corporate Bond ETF	$0.017
Guggenheim BulletShares 2013 Corporate Bond ETF	0.026
Guggenheim BulletShares 2014 Corporate Bond ETF	0.033
Guggenheim BulletShares 2015 Corporate Bond ETF	0.042
Guggenheim BulletShares 2016 Corporate Bond ETF	0.049
Guggenheim BulletShares 2017 Corporate Bond ETF	0.057
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.075
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.086
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.111
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.124
Guggenheim Enhanced Core Bond ETF	0.087
Guggenheim Enhanced Short Duration Bond ETF	0.024

Subsequent to November 30, 2011, the Board of Trustees declared the following dividend payable on December 30, 2011 to shareholders of record on December 28, 2011. The dividend rate per common share was as follows:

Fund	Rate

Guggenheim S&P Global Dividend Opportunities Index ETF	$0.134

Subsequent to November 30, 2011, the Board of Trustees declared the following dividends payable on January 3, 2012 to shareholders of record on December 30, 2011. The dividend rates per common share were as follows:

	Income	Supplemental	Short-Term	Long-Term	Total
	Distribution	Distribution	Capital Gain	Capital Gain	Distribution

Guggenheim BulletShares 2012 Corporate Bond ETF	$0.015	$0.002	$–	$–	$0.017
Guggenheim BulletShares 2013 Corporate Bond ETF	0.023	0.004	–	–	0.027
Guggenheim BulletShares 2014 Corporate Bond ETF	0.030	0.010	–	–	0.040
Guggenheim BulletShares 2015 Corporate Bond ETF	0.039	0.013	–	–	0.052
Guggenheim BulletShares 2016 Corporate Bond ETF	0.042	0.014	–	–	0.056
Guggenheim BulletShares 2017 Corporate Bond ETF	0.048	0.010	–	–	0.058
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.065	0.012	–	–	0.077
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.089	0.021	0.001	–	0.111
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.103	0.026	–	–	0.129
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.117	0.033	–	–	0.150
Guggenheim Enhanced Core Bond ETF	0.097	0.043	1.357	1.551	3.048
Guggenheim Enhanced Short Duration Bond ETF	0.023	0.004	0.012	–	0.039

In connection with its termination on December 30, 2011, Guggenheim BulletShares 2011 Corporate Bond ETF made its final maturity distribution to shareholders of record on December 29, 2011. The distribution consisted of the following:

			Return of	Final Net
	Short-Term Capital	Long-Term Capital	Investment	Asset Value
Income Per Share	Gain per Share	Gain per Share	per Share	per Share

$0.002	$0.0003	$0.0001	$20.1175	$20.1199

Semiannual Report | November 30, 2011 | 145

Supplemental Information | (unaudited)

Federal Income Tax Information
In January 2012, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2011.

Trustees
The Trustees of theTrust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years

Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1997).	56	None
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, Ltd., a mining and metals investment bank (1998-present). Advisory Board Member of McNicoll, Lewis & Vlak, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-present).	50
Director Axiom Gold and Silver Corp. (2011-present) Windstorm Resources, Inc. (2011-present), Zincore Metals, Inc. (2009-present), StrataGold Corporation (2003-2009), Gateway Gold Corp. (2004-2008), GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP.	50	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	58	None
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	55	Trustee, Bennett Group of Funds (2011-present)

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532
**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.
***
As of period end. The Guggenheim Funds Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, Inc.
The Guggenheim Funds Fund Complex is overseen by multiple Boards of Trustees.

146 | Semiannual Report | November 30, 2011

Supplemental Information (unaudited) continued

Principal Executive Officers
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:

Kevin M. Robinson Year of Birth: 1959 Chief Executive Officer Chief Legal Officer	Since 2010 Since 2008
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, Inc., and Guggenheim Funds Services Group, Inc. (2007-present). Chief Executive Officer and Chief Legal Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, Inc. (2010-present). Chief Accounting Officer, Chief Financial Officer and Treasurer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004–2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002–2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006
Vice President, Fund Compliance Officer of Guggenheim Funds Investment Advisors, LLC (2006 to present). Formerly, Chief Compliance Officer/ Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC (1999-2003).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011	Vice President; Assistant General Counsel of Guggenheim Funds Services Group, Inc. (2007-present). Secretary of certain funds in the Fund Complex. Formerly, Law Clerk, Idaho State Courts (2003-2006).
William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).
David A. Botset Year of Birth: 1974 Vice President	Since 2010
Senior Vice President, Guggenheim Funds Distributors, Inc. from (2008 to present). Formerly, Vice President, Guggenheim Funds Distributors, Inc. (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen Investments (2004-2007); Assistant Vice President Internal Sales and Service Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or

Semiannual Report | November 30, 2011 | 147

Considerations Regarding Annual Review of the Investment Advisory
Agreements and Investment SubAdvisory Agreement |

On August 30, 2011, the Boards of Trustees (together, the “Board”) of Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 (together the “Trusts,” with the separate series thereof referred to individually as a “Fund” and collectively as the “Funds”), including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), on the recommendation of the Board’s Nominating & Governance Committees (referred to as the “Committee” and consisting solely of the Independent Trustees), considered the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Trusts and Guggenheim Funds Investment Advisors, LLC (the “Adviser”) on behalf of the following Funds:

Claymore Exchange-Traded Fund Trust	Claymore Exchange-Traded Fund Trust 2
Guggenheim BRIC ETF	Guggenheim Airline ETF
Guggenheim Defensive Equity ETF	Guggenheim China All-Cap ETF
Guggenheim Insider Sentiment ETF	Guggenheim China Technology ETF
Guggenheim International Small Cap LDRs ETF	Guggenheim EW Euro-Pacific LDRs ETF
Guggenheim Mid-Cap Core ETF	Guggenheim Solar ETF
Guggenheim Multi-Asset Income ETF	Guggenheim S&P Global Water Index ETF
Guggenheim Ocean Tomo Growth Index ETF	Guggenheim Canadian Energy Income ETF
Guggenheim Ocean Tomo Patent ETF	Guggenheim China Real Estate ETF
Guggenheim Raymond James SB-1 Equity ETF	Guggenheim China Small Cap ETF
Guggenheim Sector Rotation ETF	Guggenheim Frontier Markets ETF
Guggenheim Spin-Off ETF	Guggenheim International Multi-Asset Income ETF
Wilshire 4500 Completion ETF	Guggenheim Shipping ETF
Wilshire 5000 Total Market ETF	Guggenheim Timber ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Ultra-Short Bond ETF
Guggenheim BulletShares 2011 Corporate Bond Fund ETF
Guggenheim BulletShares 2012 Corporate Bond Fund ETF
Guggenheim BulletShares 2013 Corporate Bond Fund ETF
Guggenheim BulletShares 2014 Corporate Bond Fund ETF
Guggenheim BulletShares 2015 Corporate Bond Fund ETF
Guggenheim BulletShares 2016 Corporate Bond Fund ETF
Guggenheim BulletShares 2017 Corporate Bond Fund ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

The Board also considered the renewal of the Investment Subadvisory Agreement (“Subadvisory Agreement”) among Claymore Exchange-Traded Fund Trust, the Adviser and Guggenheim Partners Asset Management, LLC (the “Subadviser”) with respect to Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF and Wilshire US Real Estate Investment Trust (the “Subadvised Funds”). As part of its review process, the Committee was represented by independent legal counsel. The Board and Committee reviewed materials received from the Adviser, the Subadviser and independent legal counsel. The Board and Committee also had previously received, throughout the year, Board meeting information regarding performance and operating results of the Funds.

The Committee met independently of the Funds’ management to consider the renewal of the investment advisory agreements. In preparation for its review, the Committee communicated with independent legal counsel regarding the nature of information to be provided, and independent legal counsel, on behalf of the Committee, sent a formal request for information to the Adviser and Subadviser and a supplemental request for information to the Adviser and Subadviser. The Adviser and Subadviser provided extensive information in response to the requests. Among other information, the Adviser and Subadviser provided general information to assist the Committee in assessing the nature and quality of services provided, information provided by the Adviser comparing the investment advisory fees and expense ratios of the Funds to other exchange-traded funds and to other funds in a peer group provided by the Adviser, information about the Adviser’s and Subadviser’s financial position, the profitability from the Advisory Agreements to the Adviser, the profitability of the Subadvisory Agreements to the Subadviser and the compliance program of the Adviser and Subadviser.

Based upon its review, the Board and the Committee concluded that it was in the best interests of the Funds to renew the Advisory Agreements and the Subadvised Funds to renew the Subadvisory Agreement. In reaching this conclusion for the Funds, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Investment Advisory Agreements

In evaluating the nature, extent and quality of the Adviser’s services, the Board reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s organization, the background and experience of the persons responsible for the day-to-day management of the Funds, and the responsibility to oversee the Subadviser. The Board also considered the secondary market support provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other funds sponsored by the Adviser. The Board reviewed financial information regarding the Adviser and its parent company and considered the parent company’s guaranty of the Adviser’s financial obligations under the Investment Advisory Agreements and considered the anticipated integration of the Adviser’s asset management business with that of Rydex/SGI entities. The Board reviewed information on the return of the Funds compared to the return of their benchmark indices and broad market indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Fund’s return. The Board considered that each of the Funds was correlated to its underlying index, as applicable, and that the tracking error for each Fund was within a reasonable range noting the Adviser’s explanations for tracking error and that two of the Funds were actively managed as of June 1, 2011.

The Board reviewed and discussed the information provided by the Adviser on each Fund’s advisory fee and expense ratio, as compared to those of the peer group funds provided by the Adviser. The Board reviewed the advisory fees for the Funds and noted that the Adviser had either contractually agreed to waive the fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount or, for certain other Funds, the Board noted that the advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted that the advisory fees were generally within the range of the peer group funds provided by the Adviser and noted the unique nature of certain Funds making “peer” comparisons less relevant.

In conjunction with its review of fees, the Board also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreements, as well as the fees waived, for certain Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds.

The Board considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered each Fund’s asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Board considered the Adviser’s statement that, while it has experienced economies of scale as an

148| Semiannual Report | November 30, 2011

organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems.

The Board considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue for the Funds without a unitary fee structure. The Board also noted the Adviser’s statement that it benefits from its association with the Funds by being able to offer investors a range of investment products.

Subadvisory Agreement

With respect to the nature, extent and quality of the services provided by the Subadviser, the Board considered the qualifications, experience, reputation and skills of the Subadviser’s personnel providing services to the Subadvised Funds and other key personnel. The Board concluded that the Subadviser had personnel qualified to provide the services under the Subadvisory Agreement. The Board reviewed information on the performance of the Subadvised Funds and the performance of their benchmark indices noting that the Subadviser primarily provides optimization services. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Subadvised Fund’s performance.

The Board considered the Subadviser’s statement that it had not received any subadvisory fees for its services and that the Subadvisory Agreement was negotiated at arm’s length between the Adviser and the Subadviser and that the Adviser compensates the Subadviser from its fees. On the basis of the information provided, the Board concluded that the subadvisory fee rate for the Subadvised Funds was reasonable.

The Board considered whether there were economies of scale with respect to the subadvisory services provided to the Subadvised Funds under the Subadvisory Agreement. The Board noted that the Subadvised Funds were relatively new and had not attracted significant assets and determined to address economies of scale when the Subadvised Funds had significant assets.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements and Subadvisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreements and Subadvisory Agreement is in the best interests of the Funds, taking into consideration such factors as it deemed appropriate in its business judgment.

Semiannual Report | November 30, 2011 | 149

Board Considerations Regarding Approval of

Advisory Agreement |

CLAYMORE EXCHANGE TRADED FUND TRUST (the “Trust”)

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

The Investment Advisory Agreement (“Advisory Agreement”) between Guggenheim Funds Investment Advisors, LLC (the “Adviser”) and the Trust on behalf of the above-named series (the “Funds”) was approved by the Board of Trustees, including the trustees who are not parties to such agreement or interested persons of any such party, on December 1, 2010. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Funds, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for each Fund, the Adviser’s Form ADV, financial information regarding the Adviser, information describing the Adviser’s organization, the Adviser’s acquisition by subsidiaries of Guggenheim Partners, LLC and integration within the Guggenheim organization, the background and experience of the persons who would be responsible for the management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Adviser. The Board also considered the services to be provided by the Adviser in its oversight of the Funds’custodian, transfer agent and accounting agent, as well as the index licensor for the Funds, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Funds were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Funds as well as the proposed unitary fee structure for the Funds. The Board noted that because the Funds were newly organized and had no assets, the Adviser did not provide profitability information. However, based upon the proposed unitary fee structure for the Funds, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for each Fund as compared to those of peer groups of ETFs provided by the Adviser. With respect to each Fund, the Board noted the services to be provided by the Adviser for annual advisory fees of 0.42% based on each Fund’s average daily net assets. The Board considered that each advisory fee was proposed to be a unitary fee, pursuant to which the Adviser would assume all expenses of each Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board considered that each Fund’s proposed advisory fee was within range of those in its respective peer group of ETFs provided by the Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’investors. Because the Funds were newly organized, the Board noted the Funds’proposed unitary fees and determined to review economies of scale in the future when the Funds had attracted assets.

The Board considered benefits to be derived by the Adviser from its relationship with the Funds, including the benefits to the Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Fund.

150 | Semiannual Report | November 30, 2011

Trust Information |

Board of Trustees	Officers	Investment Adviser
Randall C. Barnes	Kevin M. Robinson	Guggenheim Funds Investment
Roman Friedrich III	Chief Executive Officer and	Advisors, LLC
Robert B. Karn III	Chief Legal Officer	Lisle, IL
Ronald A. Nyberg
Ronald E. Toupin, Jr.,	John Sullivan	Distributor
Chairman	Chief Accounting Officer,	Guggenheim Funds Distributors, Inc.
	Chief Financial Officer	Lisle, IL
andTreasurer
Administrator
	Bruce Saxon	Guggenheim Funds Investment
	Chief Compliance Officer	Advisors, LLC
Lisle, IL
Mark E. Mathiasen
	Secretary	Accounting Agent, Custodian
and Transfer Agent
	William H. Belden III	The Bank of New York Mellon
	Vice President	NewYork, NY

	David A. Botset	Legal Counsel
	Vice President	Dechert LLP
NewYork, NY

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Funds’website at www.guggenheimfunds.com or by accessing the Funds’ Forms N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q. The Funds’ Forms N-Q are available on the SEC website at www.sec.gov or by visiting Guggenheim Funds’website at www.guggenheimfunds.com. The Funds’ Forms N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | November 30, 2011 | 151

About the Trust Adviser |

Guggenheim Fund Investment Advisors, LLC
Guggenheim Fund Investment Advisors, LLC (“Guggenheim Funds”) manages the investment and reinvestment of each Fund’s assets, except the Guggenheim Enhanced Core Bond ETF and the Guggenheim Enhanced Short Duration Bond ETF, and administers the affairs of each Fund to the extent requested by the Board of Trustees. Guggenheim Fund Investment Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Guggenheim Funds and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. Guggenheim Funds is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $125 billion in assets under supervision. Guggenheim Partners, through its affiliates, provides investment management, investment advisory, insurance investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Funds’ portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Core Bond ETF’s portfolio are Anne Walsh, CFA and Patrick Mitchell, and each has managed the Fund’s portfolio since June 2011. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration Bond ETF’s portfolio are Anne Walsh, CFA, Patrick Mitchell and Michael Markowitz, and each has managed the Fund’s portfolio since June 2011.

Ms. Walsh joined Guggenheim in 2007 as Assistant Chief Investment Officer of GPAM and Senior Managing Director. Previously, Ms. Walsh served as Senior Vice President and Chief Investment Officer at Reinsurance Group of America, Incorporated (RGA). Prior to RGA, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her B.S.B.A. and M.B.A. from Auburn University and her J.D. from the University of Miami. She is a Fellow of the Life Management Institute and a member of the CFA Institute.

Mr. Mitchell joined Guggenheim in 2009 as Managing Director, portfolio manager and member of the GIM investment committee having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial. Currently, Mr. Mitchell is the Investment Committee Chairman for the University of Idaho’s Foundation and is a Fellow on the Milken Institute’s Emerging Domestic Markets and Financial Innovations Group. He received an MBA from Idaho State University and a Bachelor of Science in Business from the University of Idaho.

Mr. Markowitz joined Guggenheim in 2010 as a Managing Director and Head of Short Duration Fixed Income. Prior to joining Guggenheim, Mr. Markowitz was with UBS Global Asset Management where he was the Global Head of Short Duration Fixed Income, responsible for setting duration, sector and security strategies for the portfolios. Prior to joining UBS and its predecessor firm, Mr. Markowitz was a Portfolio Manager for Bankers Trust in their Fixed Income Group for 6 years. Mr. Markowitz graduated from the State University of New York at Purchase with a BA in Economics.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust is an investment company currently consisting of 29 separate exchange-traded “index funds” as of November 30, 2011. The investment objective of each of the funds except Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

Prior to June 1, 2011, the Guggenheim Enhanced Core Bond ETF was passively managed and sought to replicate an index called The Capital Markets Bond IndexSM. Effective June 1, 2011, the Fund operates as an actively managed ETF using a strategy that seeks total return comprised of income and capital appreciation.

Prior to June 1, 2011, the Guggenheim Enhanced Short Duration Bond ETF was passively managed and sought to replicate an index called The Capital Markets Liquidity IndexSM. Effective June 1, 2011, the Fund operates as an actively managed ETF using a strategy that seeks maximum current income, consistent with preservation of capital and daily liquidity.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC	NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE
(01/12)

ETF-001-SAR-1111

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not Applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:         /s/ Kevin M. Robinson

Name:    Kevin M. Robinson

Title:      Chief Executive Officer and Chief Legal Officer

Date:      February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Kevin M. Robinson

Name:    Kevin M. Robinson

Title:      Chief Executive Officer and Chief Legal Officer

Date:      February 3, 2012

By:          /s/ John Sullivan

Name:     John Sullivan

Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      February 3, 2012